UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Disciplined Value Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Disciplined Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Value Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/01/08	4.52	10.83	9.91	9.12
	Including sales charges		-1.44	4.40	8.62	8.47
Advisor Class*		06/01/15	4.58	11.06	10.17	9.35
Class C	Excluding sales charges	08/01/08	4.08	10.10	9.10	8.30
	Including sales charges		3.11	9.10	9.10	8.30
Institutional Class		09/27/10	4.57	11.04	10.16	9.39
Institutional 2 Class*		06/01/15	4.64	11.14	10.29	9.44
Institutional 3 Class*		06/01/15	4.68	11.29	10.34	9.49
Class R		08/01/08	4.38	10.53	9.64	8.84
Russell 1000 Value Index			2.54	6.08	9.28	8.80
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Disciplined Value Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at January 31, 2024)
Common Stocks	97.7
Money Market Funds	2.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at January 31, 2024)
Communication Services	4.4
Consumer Discretionary	5.5
Consumer Staples	7.4
Energy	7.7
Financials	21.6
Health Care	14.9
Industrials	13.9
Information Technology	10.0
Materials	5.1
Real Estate	5.0
Utilities	4.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Disciplined Value Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.20	1,020.11	5.14	5.08	1.00
Advisor Class	1,000.00	1,000.00	1,045.80	1,021.37	3.86	3.81	0.75
Class C	1,000.00	1,000.00	1,040.80	1,016.29	9.03	8.92	1.76
Institutional Class	1,000.00	1,000.00	1,045.70	1,021.32	3.91	3.86	0.76
Institutional 2 Class	1,000.00	1,000.00	1,046.40	1,021.57	3.65	3.61	0.71
Institutional 3 Class	1,000.00	1,000.00	1,046.80	1,021.82	3.40	3.35	0.66
Class R	1,000.00	1,000.00	1,043.80	1,018.80	6.47	6.39	1.26
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until November 30, 2024, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed for 0.66% for Institutional 2 Class and 0.61% for Institutional 3 Class. Any amounts waived will not be reimbursed by the Fund. This change was effective December 1, 2023. If this change had been in place for the entire six month period ended January 31, 2024, the actual expenses paid would have been $3.40 for Institutional 2 Class and $3.14 for Institutional 3 Class; the hypothetical expenses paid would have been $3.35 for Institutional 2 Class and $3.10 for Institutional 3 Class.
Columbia Disciplined Value Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 4.3%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	190,805	3,375,341
Verizon Communications, Inc.	50,235	2,127,452
Total		5,502,793
Entertainment 0.6%
Playtika Holding Corp.(a)	153,400	1,107,548
Media 0.6%
Fox Corp., Class A	7,622	246,191
New York Times Co. (The), Class A	17,261	838,194
Total		1,084,385
Total Communication Services		7,694,726
Consumer Discretionary 5.3%
Hotels, Restaurants & Leisure 1.0%
MGM Resorts International(a)	33,267	1,442,790
Royal Caribbean Cruises Ltd.(a)	2,315	295,162
Total		1,737,952
Household Durables 2.5%
Lennar Corp., Class A	7,473	1,119,829
PulteGroup, Inc.	33,112	3,462,191
Total		4,582,020
Specialty Retail 1.8%
Gap, Inc. (The)	69,808	1,304,712
O’Reilly Automotive, Inc.(a)	1,863	1,905,942
Total		3,210,654
Total Consumer Discretionary		9,530,626
Consumer Staples 7.3%
Beverages 0.7%
Molson Coors Beverage Co., Class B	19,186	1,185,503
Consumer Staples Distribution & Retail 1.4%
Walmart, Inc.	15,559	2,571,125
Food Products 0.7%
General Mills, Inc.	17,897	1,161,694
Household Products 1.8%
Colgate-Palmolive Co.	3,200	269,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Kimberly-Clark Corp.	2,397	289,965
Procter & Gamble Co. (The)	16,289	2,559,653
Total		3,119,058
Tobacco 2.7%
Altria Group, Inc.	86,010	3,450,721
Philip Morris International, Inc.	15,922	1,446,514
Total		4,897,235
Total Consumer Staples		12,934,615
Energy 7.5%
Oil, Gas & Consumable Fuels 7.5%
Chevron Corp.(b)	7,736	1,140,518
ConocoPhillips Co.	4,954	554,204
Exxon Mobil Corp.	52,869	5,435,462
Marathon Petroleum Corp.	21,897	3,626,143
Valero Energy Corp.	19,021	2,642,017
Total		13,398,344
Total Energy		13,398,344
Financials 21.1%
Banks 7.8%
Bank OZK	43,468	1,960,841
Citigroup, Inc.	78,114	4,387,663
JPMorgan Chase & Co.	28,346	4,942,409
Wells Fargo & Co.	53,331	2,676,150
Total		13,967,063
Capital Markets 4.0%
BlackRock, Inc.	2,369	1,834,340
CME Group, Inc.	17,201	3,540,654
Janus Henderson Group PLC	9,839	282,970
State Street Corp.	4,896	361,667
XP, Inc., Class A	43,900	1,079,062
Total		7,098,693
Consumer Finance 0.3%
Synchrony Financial	14,481	562,877
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Disciplined Value Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 4.7%
Berkshire Hathaway, Inc., Class B(a)	7,270	2,789,790
Fiserv, Inc.(a)	21,740	3,084,254
MGIC Investment Corp.	73,000	1,448,320
PayPal Holdings, Inc.(a)	16,704	1,024,790
Total		8,347,154
Insurance 4.3%
Lincoln National Corp.	62,245	1,708,625
Marsh & McLennan Companies, Inc.	15,633	3,030,301
MetLife, Inc.	41,612	2,884,544
Total		7,623,470
Total Financials		37,599,257
Health Care 14.6%
Biotechnology 2.2%
Amgen, Inc.	948	297,918
BioMarin Pharmaceutical, Inc.(a)	9,159	806,725
Gilead Sciences, Inc.	5,927	463,847
Regeneron Pharmaceuticals, Inc.(a)	1,572	1,482,050
Vertex Pharmaceuticals, Inc.(a)	2,110	914,432
Total		3,964,972
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	38,400	4,344,960
Hologic, Inc.(a)	4,019	299,175
Medtronic PLC	18,793	1,645,139
Total		6,289,274
Health Care Providers & Services 3.3%
Cardinal Health, Inc.	3,444	376,050
Cigna Group (The)	12,180	3,665,571
Humana, Inc.	3,806	1,438,896
McKesson Corp.	787	393,414
Total		5,873,931
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	74,877	3,659,239
Jazz Pharmaceuticals PLC(a)	18,006	2,209,696
Johnson & Johnson	3,534	561,553
Viatris, Inc.	285,032	3,354,827
Total		9,785,315
Total Health Care		25,913,492
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.5%
Aerospace & Defense 0.4%
Textron, Inc.	9,193	778,739
Air Freight & Logistics 1.8%
FedEx Corp.	13,270	3,201,918
Building Products 1.7%
Builders FirstSource, Inc.(a)	14,915	2,591,183
Owens Corning	2,203	333,821
Total		2,925,004
Electrical Equipment 0.2%
Acuity Brands, Inc.	1,737	413,684
Ground Transportation 0.8%
CSX Corp.	37,004	1,321,043
Machinery 5.4%
Allison Transmission Holdings, Inc.	9,038	547,161
Caterpillar, Inc.	11,790	3,540,655
Gates Industrial Corp. PLC(a)	229,923	2,961,408
Parker-Hannifin Corp.	5,537	2,571,936
Total		9,621,160
Professional Services 1.7%
Automatic Data Processing, Inc.	12,555	3,085,768
Trading Companies & Distributors 1.5%
MSC Industrial Direct Co., Inc., Class A	27,793	2,742,613
Total Industrials		24,089,929
Information Technology 9.8%
Communications Equipment 2.6%
Cisco Systems, Inc.	91,371	4,584,997
Semiconductors & Semiconductor Equipment 4.5%
Applied Materials, Inc.	13,799	2,267,175
Cirrus Logic, Inc.(a)	2,470	190,684
Lam Research Corp.	4,028	3,323,785
QUALCOMM, Inc.	15,472	2,297,747
Total		8,079,391
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.7%
Dropbox, Inc., Class A(a)	28,044	888,434
Salesforce, Inc.(a)	13,681	3,845,592
Total		4,734,026
Total Information Technology		17,398,414
Materials 4.9%
Chemicals 1.6%
CF Industries Holdings, Inc.	16,762	1,265,699
Mosaic Co. (The)	50,516	1,551,346
Total		2,817,045
Metals & Mining 3.3%
Nucor Corp.	16,608	3,104,533
Steel Dynamics, Inc.	23,658	2,855,284
Total		5,959,817
Total Materials		8,776,862
Real Estate 4.9%
Hotel & Resort REITs 1.9%
Host Hotels & Resorts, Inc.	34,411	661,379
Park Hotels & Resorts, Inc.	177,393	2,675,087
Total		3,336,466
Specialized REITs 3.0%
EPR Properties	17,258	764,012
Equinix, Inc.	3,873	3,213,699
SBA Communications Corp.	6,034	1,350,771
Total		5,328,482
Total Real Estate		8,664,948
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.4%
Electric Utilities 2.6%
PG&E Corp.	132,749	2,239,476
Pinnacle West Capital Corp.	34,727	2,392,690
Total		4,632,166
Independent Power and Renewable Electricity Producers 1.8%
Vistra Corp.	77,436	3,177,199
Total Utilities		7,809,365
Total Common Stocks (Cost $144,905,469)		173,810,578

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(c),(d)	4,035,991	4,035,184
Total Money Market Funds (Cost $4,034,514)		4,035,184
Total Investments in Securities (Cost: $148,939,983)		177,845,762
Other Assets & Liabilities, Net		117,265
Net Assets		177,963,027
At January 31, 2024, securities and/or cash totaling $328,769 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	19	03/2024	USD	4,626,975	135,036	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Disciplined Value Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	2,128,969	12,966,700	(11,060,845)	360	4,035,184	314	74,716	4,035,991
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	7,694,726	—	—	7,694,726
Consumer Discretionary	9,530,626	—	—	9,530,626
Consumer Staples	12,934,615	—	—	12,934,615
Energy	13,398,344	—	—	13,398,344
Financials	37,599,257	—	—	37,599,257
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	25,913,492	—	—	25,913,492
Industrials	24,089,929	—	—	24,089,929
Information Technology	17,398,414	—	—	17,398,414
Materials	8,776,862	—	—	8,776,862
Real Estate	8,664,948	—	—	8,664,948
Utilities	7,809,365	—	—	7,809,365
Total Common Stocks	173,810,578	—	—	173,810,578
Money Market Funds	4,035,184	—	—	4,035,184
Total Investments in Securities	177,845,762	—	—	177,845,762
Investments in Derivatives
Asset
Futures Contracts	135,036	—	—	135,036
Total	177,980,798	—	—	177,980,798
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Disciplined Value Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $144,905,469)	$173,810,578
Affiliated issuers (cost $4,034,514)	4,035,184
Receivable for:
Capital shares sold	20,898
Dividends	315,719
Expense reimbursement due from Investment Manager	1,344
Prepaid expenses	5,273
Total assets	178,188,996
Liabilities
Payable for:
Capital shares redeemed	36,519
Variation margin for futures contracts	76,475
Management services fees	3,695
Distribution and/or service fees	1,101
Transfer agent fees	11,379
Compensation of chief compliance officer	17
Compensation of board members	964
Other expenses	8,825
Deferred compensation of board members	86,994
Total liabilities	225,969
Net assets applicable to outstanding capital stock	$177,963,027
Represented by
Paid in capital	146,804,991
Total distributable earnings (loss)	31,158,036
Total - representing net assets applicable to outstanding capital stock	$177,963,027
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | Semiannual Report 2024
11

Statement of Assets and Liabilities (continued)
January 31, 2024 (Unaudited)
Class A
Net assets	$124,883,541
Shares outstanding	15,293,830
Net asset value per share	$8.17
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.67
Advisor Class
Net assets	$4,823,844
Shares outstanding	580,990
Net asset value per share	$8.30
Class C
Net assets	$7,843,455
Shares outstanding	1,006,148
Net asset value per share	$7.80
Institutional Class
Net assets	$33,208,517
Shares outstanding	3,996,374
Net asset value per share	$8.31
Institutional 2 Class
Net assets	$1,474,101
Shares outstanding	178,059
Net asset value per share	$8.28
Institutional 3 Class
Net assets	$4,338,142
Shares outstanding	522,249
Net asset value per share	$8.31
Class R
Net assets	$1,391,427
Shares outstanding	169,683
Net asset value per share	$8.20
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Disciplined Value Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,342,760
Dividends — affiliated issuers	74,716
Total income	2,417,476
Expenses:
Management services fees	638,713
Distribution and/or service fees
Class A	88,114
Class C	37,692
Class R	3,266
Class V	64,454
Transfer agent fees
Class A	40,357
Advisor Class	1,350
Class C	4,365
Institutional Class	18,507
Institutional 2 Class	250
Institutional 3 Class	425
Class R	757
Class V	29,196
Custodian fees	4,944
Printing and postage fees	8,650
Registration fees	57,245
Accounting services fees	15,581
Legal fees	7,284
Interest on collateral	21
Compensation of chief compliance officer	17
Compensation of board members	6,885
Deferred compensation of board members	7,426
Other	7,233
Total expenses	1,042,732
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(202,305)
Expense reduction	(1,283)
Total net expenses	839,144
Net investment income	1,578,332
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,249,496
Investments — affiliated issuers	314
Futures contracts	64,902
Net realized gain	4,314,712
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,526,137
Investments — affiliated issuers	360
Futures contracts	(16,607)
Net change in unrealized appreciation (depreciation)	1,509,890
Net realized and unrealized gain	5,824,602
Net increase in net assets resulting from operations	$7,402,934
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$1,578,332	$2,437,296
Net realized gain	4,314,712	9,324,011
Net change in unrealized appreciation (depreciation)	1,509,890	3,902,974
Net increase in net assets resulting from operations	7,402,934	15,664,281
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,882,835)	(6,034,531)
Advisor Class	(215,482)	(147,123)
Class C	(525,158)	(913,270)
Institutional Class	(2,346,224)	(3,889,096)
Institutional 2 Class	(60,056)	(55,965)
Institutional 3 Class	(301,728)	(470,055)
Class R	(92,928)	(124,826)
Class V	—	(8,507,320)
Total distributions to shareholders	(12,424,411)	(20,142,186)
Increase (decrease) in net assets from capital stock activity	6,442,758	(10,653,432)
Total increase (decrease) in net assets	1,421,281	(15,131,337)
Net assets at beginning of period	176,541,746	191,673,083
Net assets at end of period	$177,963,027	$176,541,746
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Disciplined Value Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	9,201,986	76,259,685	772,021	6,198,267
Distributions reinvested	1,037,963	8,075,351	718,267	5,466,014
Shares redeemed	(937,084)	(7,548,455)	(1,710,922)	(13,605,218)
Net increase (decrease)	9,302,865	76,786,581	(220,634)	(1,940,937)
Advisor Class
Shares sold	420,087	3,438,508	23,488	187,720
Distributions reinvested	27,256	215,321	19,024	146,868
Shares redeemed	(30,325)	(243,158)	(31,285)	(251,860)
Net increase	417,018	3,410,671	11,227	82,728
Class C
Shares sold	77,833	592,909	143,271	1,088,693
Distributions reinvested	69,451	516,023	122,696	895,677
Shares redeemed	(108,959)	(830,795)	(395,578)	(3,015,550)
Net increase (decrease)	38,325	278,137	(129,611)	(1,031,180)
Institutional Class
Shares sold	318,159	2,598,733	493,516	3,983,769
Distributions reinvested	279,007	2,206,943	477,923	3,694,341
Shares redeemed	(473,696)	(3,892,762)	(1,172,718)	(9,507,332)
Net increase (decrease)	123,470	912,914	(201,279)	(1,829,222)
Institutional 2 Class
Shares sold	102,717	850,164	42,442	338,375
Distributions reinvested	7,600	59,894	7,235	55,709
Shares redeemed	(23,032)	(187,355)	(15,095)	(123,034)
Net increase	87,285	722,703	34,582	271,050
Institutional 3 Class
Shares sold	85,229	701,151	192,869	1,577,251
Distributions reinvested	35,181	278,281	55,159	425,826
Shares redeemed	(135,994)	(1,111,700)	(1,113,334)	(9,867,219)
Net decrease	(15,584)	(132,268)	(865,306)	(7,864,142)
Class R
Shares sold	5,005	40,642	16,363	132,985
Distributions reinvested	11,824	92,348	16,225	123,958
Shares redeemed	(6,898)	(56,139)	(1,806)	(14,261)
Net increase	9,931	76,851	30,782	242,682
Class V
Shares sold	18,331	147,246	72,000	562,058
Distributions reinvested	—	—	1,023,058	7,744,552
Shares redeemed	(9,185,953)	(75,760,077)	(868,657)	(6,891,021)
Net increase (decrease)	(9,167,622)	(75,612,831)	226,401	1,415,589
Total net increase (decrease)	795,688	6,442,758	(1,113,838)	(10,653,432)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$8.43	0.08	0.27	0.35	(0.13)	(0.48)	(0.61)
Year Ended 7/31/2023	$8.68	0.11	0.62	0.73	(0.13)	(0.85)	(0.98)
Year Ended 7/31/2022	$11.21	0.13	0.18	0.31	(0.26)	(2.58)	(2.84)
Year Ended 7/31/2021	$8.09	0.14	3.12	3.26	(0.14)	—	(0.14)
Year Ended 7/31/2020	$9.63	0.16	(0.70)	(0.54)	(0.17)	(0.83)	(1.00)
Year Ended 7/31/2019	$10.82	0.15	(0.31)	(0.16)	(0.16)	(0.87)	(1.03)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$8.57	0.09	0.27	0.36	(0.15)	(0.48)	(0.63)
Year Ended 7/31/2023	$8.82	0.13	0.62	0.75	(0.15)	(0.85)	(1.00)
Year Ended 7/31/2022	$11.34	0.16	0.18	0.34	(0.28)	(2.58)	(2.86)
Year Ended 7/31/2021	$8.18	0.17	3.15	3.32	(0.16)	—	(0.16)
Year Ended 7/31/2020	$9.73	0.19	(0.72)	(0.53)	(0.19)	(0.83)	(1.02)
Year Ended 7/31/2019	$10.92	0.18	(0.32)	(0.14)	(0.18)	(0.87)	(1.05)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$8.05	0.04	0.26	0.30	(0.07)	(0.48)	(0.55)
Year Ended 7/31/2023	$8.33	0.05	0.58	0.63	(0.06)	(0.85)	(0.91)
Year Ended 7/31/2022	$10.86	0.06	0.17	0.23	(0.18)	(2.58)	(2.76)
Year Ended 7/31/2021	$7.84	0.07	3.03	3.10	(0.08)	—	(0.08)
Year Ended 7/31/2020	$9.36	0.09	(0.68)	(0.59)	(0.10)	(0.83)	(0.93)
Year Ended 7/31/2019	$10.54	0.08	(0.32)	(0.24)	(0.07)	(0.87)	(0.94)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$8.58	0.09	0.27	0.36	(0.15)	(0.48)	(0.63)
Year Ended 7/31/2023	$8.82	0.13	0.63	0.76	(0.15)	(0.85)	(1.00)
Year Ended 7/31/2022	$11.35	0.16	0.17	0.33	(0.28)	(2.58)	(2.86)
Year Ended 7/31/2021	$8.19	0.17	3.15	3.32	(0.16)	—	(0.16)
Year Ended 7/31/2020	$9.74	0.18	(0.71)	(0.53)	(0.19)	(0.83)	(1.02)
Year Ended 7/31/2019	$10.93	0.18	(0.32)	(0.14)	(0.18)	(0.87)	(1.05)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$8.55	0.09	0.27	0.36	(0.15)	(0.48)	(0.63)
Year Ended 7/31/2023	$8.80	0.13	0.62	0.75	(0.15)	(0.85)	(1.00)
Year Ended 7/31/2022	$11.33	0.16	0.18	0.34	(0.29)	(2.58)	(2.87)
Year Ended 7/31/2021	$8.17	0.18	3.16	3.34	(0.18)	—	(0.18)
Year Ended 7/31/2020	$9.72	0.20	(0.71)	(0.51)	(0.21)	(0.83)	(1.04)
Year Ended 7/31/2019	$10.91	0.19	(0.31)	(0.12)	(0.20)	(0.87)	(1.07)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Disciplined Value Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$8.17	4.52%	1.26% (c)	1.00% (c),(d)	2.03%	29%	$124,884
Year Ended 7/31/2023	$8.43	9.59%	1.26% (c)	1.04% (c),(d)	1.36%	60%	$50,501
Year Ended 7/31/2022	$8.68	2.26%	1.22%	1.02% (d)	1.32%	66%	$53,946
Year Ended 7/31/2021	$11.21	40.74%	1.31% (c)	1.09% (c),(d)	1.46%	79%	$65,698
Year Ended 7/31/2020	$8.09	(6.75% )	1.26%	1.12% (d)	1.83%	80%	$56,748
Year Ended 7/31/2019	$9.63	(0.87% )	1.23%	1.15%	1.57%	90%	$74,650
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$8.30	4.58%	1.02% (c)	0.75% (c),(d)	2.30%	29%	$4,824
Year Ended 7/31/2023	$8.57	9.74%	1.01% (c)	0.79% (c),(d)	1.61%	60%	$1,406
Year Ended 7/31/2022	$8.82	2.62%	0.97%	0.77% (d)	1.59%	66%	$1,347
Year Ended 7/31/2021	$11.34	41.09%	1.06% (c)	0.84% (c),(d)	1.71%	79%	$1,893
Year Ended 7/31/2020	$8.18	(6.55% )	1.01%	0.87% (d)	2.12%	80%	$1,534
Year Ended 7/31/2019	$9.73	(0.57% )	0.98%	0.90%	1.81%	90%	$3,026
Class C
Six Months Ended 1/31/2024 (Unaudited)	$7.80	4.08%	2.01% (c)	1.76% (c),(d)	1.08%	29%	$7,843
Year Ended 7/31/2023	$8.05	8.72%	2.01% (c)	1.79% (c),(d)	0.61%	60%	$7,788
Year Ended 7/31/2022	$8.33	1.52%	1.97%	1.77% (d)	0.60%	66%	$9,139
Year Ended 7/31/2021	$10.86	39.78%	2.06% (c)	1.84% (c),(d)	0.71%	79%	$8,389
Year Ended 7/31/2020	$7.84	(7.45% )	2.01%	1.87% (d)	1.09%	80%	$7,100
Year Ended 7/31/2019	$9.36	(1.66% )	1.98%	1.90%	0.83%	90%	$11,835
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$8.31	4.57%	1.00% (c)	0.76% (c),(d)	2.07%	29%	$33,209
Year Ended 7/31/2023	$8.58	9.85%	1.01% (c)	0.79% (c),(d)	1.61%	60%	$33,223
Year Ended 7/31/2022	$8.82	2.53%	0.97%	0.77% (d)	1.59%	66%	$35,943
Year Ended 7/31/2021	$11.35	41.04%	1.07% (c)	0.84% (c),(d)	1.75%	79%	$38,094
Year Ended 7/31/2020	$8.19	(6.53% )	1.01%	0.87% (d)	2.07%	80%	$83,333
Year Ended 7/31/2019	$9.74	(0.57% )	0.98%	0.90%	1.80%	90%	$111,873
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$8.28	4.64%	0.97% (c)	0.71% (c)	2.19%	29%	$1,474
Year Ended 7/31/2023	$8.55	9.82%	0.96% (c)	0.74% (c)	1.66%	60%	$776
Year Ended 7/31/2022	$8.80	2.60%	0.92%	0.72%	1.63%	66%	$494
Year Ended 7/31/2021	$11.33	41.32%	0.90% (c)	0.70% (c)	1.84%	79%	$855
Year Ended 7/31/2020	$8.17	(6.42% )	0.84%	0.73%	2.20%	80%	$588
Year Ended 7/31/2019	$9.72	(0.44% )	0.83%	0.76%	1.96%	90%	$1,213
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$8.58	0.09	0.28	0.37	(0.16)	(0.48)	(0.64)
Year Ended 7/31/2023	$8.82	0.14	0.63	0.77	(0.16)	(0.85)	(1.01)
Year Ended 7/31/2022	$11.35	0.17	0.18	0.35	(0.30)	(2.58)	(2.88)
Year Ended 7/31/2021	$8.19	0.19	3.15	3.34	(0.18)	—	(0.18)
Year Ended 7/31/2020	$9.74	0.20	(0.71)	(0.51)	(0.21)	(0.83)	(1.04)
Year Ended 7/31/2019	$10.93	0.20	(0.32)	(0.12)	(0.20)	(0.87)	(1.07)
Class R
Six Months Ended 1/31/2024 (Unaudited)	$8.45	0.06	0.28	0.34	(0.11)	(0.48)	(0.59)
Year Ended 7/31/2023	$8.71	0.09	0.61	0.70	(0.11)	(0.85)	(0.96)
Year Ended 7/31/2022	$11.23	0.10	0.19	0.29	(0.23)	(2.58)	(2.81)
Year Ended 7/31/2021	$8.11	0.12	3.12	3.24	(0.12)	—	(0.12)
Year Ended 7/31/2020	$9.65	0.14	(0.70)	(0.56)	(0.15)	(0.83)	(0.98)
Year Ended 7/31/2019	$10.83	0.13	(0.31)	(0.18)	(0.13)	(0.87)	(1.00)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Disciplined Value Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$8.31	4.68%	0.91% (c)	0.66% (c)	2.17%	29%	$4,338
Year Ended 7/31/2023	$8.58	9.99%	0.89% (c)	0.68% (c)	1.70%	60%	$4,614
Year Ended 7/31/2022	$8.82	2.62%	0.87%	0.66%	1.68%	66%	$12,381
Year Ended 7/31/2021	$11.35	41.28%	0.80% (c)	0.66% (c)	2.12%	79%	$16,725
Year Ended 7/31/2020	$8.19	(6.36% )	0.79%	0.68%	2.28%	80%	$308,660
Year Ended 7/31/2019	$9.74	(0.37% )	0.78%	0.71%	2.01%	90%	$428,447
Class R
Six Months Ended 1/31/2024 (Unaudited)	$8.20	4.38%	1.50% (c)	1.26% (c),(d)	1.59%	29%	$1,391
Year Ended 7/31/2023	$8.45	9.15%	1.51% (c)	1.29% (c),(d)	1.12%	60%	$1,351
Year Ended 7/31/2022	$8.71	2.11%	1.47%	1.27% (d)	1.09%	66%	$1,123
Year Ended 7/31/2021	$11.23	40.32%	1.57% (c)	1.34% (c),(d)	1.23%	79%	$1,193
Year Ended 7/31/2020	$8.11	(6.96% )	1.51%	1.37% (d)	1.58%	80%	$1,711
Year Ended 7/31/2019	$9.65	(1.05% )	1.48%	1.40%	1.33%	90%	$2,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | Semiannual Report 2024
19

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Disciplined Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares were available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
In September 2023, the Board of Trustees of the Fund approved a proposal to combine Class V shares into Class A shares of the Fund (the Proposal). Shareholders holding Class V shares of the Fund on the record date of October 6, 2023, received a proxy to vote on the Proposal and at a meeting held on December 7, 2023, the Proposal was approved. On December 8, 2023, Class V shareholders received Class A shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their Class V shares. The combination of Class V shares into Class A shares was tax-free for federal tax purposes.
The Fund’s Board of Trustees also approved a proposal to liquidate Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund. Effective on March 11, 2024, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund will be liquidated. For federal tax purposes, these liquidations will be treated as redemptions of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
20
Columbia Disciplined Value Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional
Columbia Disciplined Value Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.
22
Columbia Disciplined Value Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	135,036 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	64,902

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(16,607)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	3,177,478
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Disciplined Value Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain
24
Columbia Disciplined Value Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Disciplined Value Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class R	0.12
Class V	0.04 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $1,283.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $57,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Shareholder services fees
The Fund had adopted a shareholder services plan that permitted it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may have paid shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees were limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.  As a result of Class V shares of the Fund being combined into Class A shares, December 8, 2023 was the last day the Fund paid a shareholder services fee for Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	18,284
Class C	—	1.00 (b)	47
Class V	5.75	0.50 - 1.00(a)	—

26
Columbia Disciplined Value Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	0.97%	1.04%
Advisor Class	0.72	0.79
Class C	1.72	1.79
Institutional Class	0.72	0.79
Institutional 2 Class	0.66	0.74
Institutional 3 Class	0.61	0.68
Class R	1.22	1.29
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
148,940,000	32,548,000	(3,507,000)	29,041,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Disciplined Value Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $47,616,770 and $53,884,178, respectively, for the six months ended January 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
28
Columbia Disciplined Value Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 9. Significant risks
Financial sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly
Columbia Disciplined Value Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Columbia Disciplined Value Fund  | Semiannual Report 2024

 Results of Meeting of Shareholders
During the period, the Board of Trustees of Columbia Funds Series Trust II solicited approval of the holders of Class V shares of Columbia Disciplined Value Fund (the “Fund”) for the combination of the Fund’s Class V shares with Class A shares of the Fund including, as part of such combination, the adoption with respect to Class V shares of a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 identical to that currently in effect with respect to Class A shares of the Fund (the “Proposal”). At a Joint Special Meeting of Shareholders held on December 7, 2023, Class V shareholders approved the Proposal.  Shareholders of each Fund were entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) determined at the close of business on the record date, and each fractional dollar amount is entitled to a proportionate fractional vote.
Votes For	Votes Against	Abstentions	Broker Non-Votes
4,559,242.892	443,036.054	423,033.476	0
Columbia Disciplined Value Fund  | Semiannual Report 2024
31

Columbia Disciplined Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR179_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Government Money Market Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Government Money Market Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly schedule of portfolio holdings
The Fund’s portfolio holdings are filed with the SEC monthly on Form N-MFP. The Fund’s Form N-MFP filings are available on the SEC’s website at sec.gov and can be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Government Money Market Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

Portfolio management
John McColley*
*Mr. McColley will be retiring in mid-2024.

Average annual total returns (%) (for the period ended January 31, 2024)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/06/75	2.60	4.93	1.67	1.02
Institutional Class	04/30/10	2.60	4.93	1.67	1.02
Institutional 2 Class	12/11/06	2.61	4.97	1.72	1.09
Institutional 3 Class*	03/01/17	2.64	5.02	1.75	1.11
The Fund’s share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in fees associated with each share class.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The performance of different share classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Prior to October 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Columbia Government Money Market Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at January 31, 2024)
Repurchase Agreements	11.2
Treasury Bills	33.6
U.S. Government & Agency Obligations	53.3
U.S. Treasury Obligations	1.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4
Columbia Government Money Market Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,026.00	1,023.78	1.38	1.37	0.27
Institutional Class	1,000.00	1,000.00	1,026.00	1,023.78	1.38	1.37	0.27
Institutional 2 Class	1,000.00	1,000.00	1,026.10	1,023.93	1.22	1.22	0.24
Institutional 3 Class	1,000.00	1,000.00	1,026.40	1,024.18	0.97	0.97	0.19
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Government Money Market Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Repurchase Agreements 11.2%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 01/31/2024, matures 02/01/2024,
repurchase price $105,015,458 (collateralized by U.S. Treasury Securities, Total Market Value $107,100,006)
	5.300%	105,000,000	105,000,000
Tri-party TD Securities (USA) LLC
dated 01/31/2024, matures 02/01/2024,
repurchase price $70,010,306 (collateralized by U.S. Treasury Securities, Total Market Value $71,400,095)
	5.300%	70,000,000	70,000,000
Total Repurchase Agreements (Cost $175,000,000)			175,000,000

Treasury Bills 33.6%

United States 33.6%
U.S. Treasury Bills
02/01/2024	5.307%	65,300,000	65,300,000
02/06/2024	4.460%	30,000,000	29,978,028
02/08/2024	4.660%	35,000,000	34,964,309
02/13/2024	4.940%	57,000,000	56,899,878
02/15/2024	5.010%	25,000,000	24,948,673
02/20/2024	5.070%	28,000,000	27,922,408
02/22/2024	5.110%	50,000,000	49,846,325
02/27/2024	5.160%	40,000,000	39,848,023
02/29/2024	5.190%	25,000,000	24,897,421
03/05/2024	5.210%	30,000,000	29,855,048
03/07/2024	5.210%	10,000,000	9,948,910
03/12/2024	5.240%	25,000,000	24,853,844
03/14/2024	5.240%	45,000,000	44,723,675
03/19/2024	5.260%	45,000,000	44,690,871
03/28/2024	5.280%	15,000,000	14,877,267
Total			523,554,680
Total Treasury Bills (Cost $523,554,680)			523,554,680

U.S. Government & Agency Obligations 53.4%

Federal Agricultural Mortgage Corp
09/13/2024	5.700%	7,000,000	7,000,000
Federal Agricultural Mortgage Corp(a)
SOFR + 0.200% 08/07/2025	5.590%	12,000,000	12,000,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Agricultural Mortgage Corp.(a)
SOFR + 0.230% 03/20/2024	5.540%	4,000,000	4,000,000
SOFR + 0.110% 07/24/2024	5.430%	12,000,000	12,000,000
SOFR + 0.120% 11/08/2024	5.500%	13,000,000	13,000,000
SOFR + 0.110% 01/03/2025	5.460%	14,000,000	14,000,000
SOFR + 0.200% 07/21/2025	5.530%	12,000,000	12,000,000
SOFR + 0.200% 10/06/2025	5.540%	12,000,000	12,000,000
Federal Agricultural Mortgage Corp.
04/10/2024	4.920%	10,000,000	10,000,000
06/27/2024	5.270%	8,000,000	8,000,000
Federal Farm Credit Banks Discount Notes
03/05/2024	5.180%	6,000,000	5,971,180
Federal Home Loan Banks
03/08/2024	4.860%	3,000,000	2,995,130
04/26/2024	5.500%	10,000,000	9,995,782
08/13/2024	5.560%	15,000,000	15,000,000
01/14/2025	5.400%	15,000,000	15,000,000
Federal Home Loan Banks(a)
SOFR + 0.050% 03/18/2024	5.370%	12,000,000	12,000,000
SOFR + 0.055% 04/02/2024	5.380%	10,000,000	10,000,000
SOFR + 0.155% 03/07/2025	5.480%	15,000,000	15,000,000
Federal Home Loan Banks Discount Notes
02/01/2024	5.252%	26,900,000	26,900,000
02/02/2024	2.670%	30,000,000	29,995,619
02/05/2024	4.260%	25,000,000	24,985,403
02/06/2024	4.440%	10,000,000	9,992,701
02/07/2024	4.570%	43,000,000	42,962,384
02/09/2024	4.740%	39,600,000	39,553,756
02/12/2024	4.890%	35,580,000	35,522,907
02/14/2024	4.960%	28,675,000	28,620,555
02/21/2024	5.080%	10,000,000	9,970,833
02/26/2024	5.140%	35,000,000	34,872,309
02/27/2024	5.150%	15,000,000	14,943,125
02/28/2024	5.150%	25,000,000	24,901,562
03/04/2024	5.180%	25,000,000	24,883,444
03/06/2024	5.200%	24,255,000	24,134,736
03/07/2024	5.200%	30,000,000	29,846,778
03/12/2024	5.210%	15,000,000	14,912,667
03/13/2024	5.230%	18,000,000	17,892,273
03/18/2024	5.240%	20,000,000	19,865,961
03/22/2024	5.240%	35,000,000	34,745,764
03/26/2024	5.250%	25,000,000	24,803,875
03/27/2024	5.260%	24,000,000	23,807,793
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Government Money Market Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
04/03/2024	5.250%	4,000,000	3,964,109
04/05/2024	5.270%	45,000,000	44,581,360
Federal National Mortgage Association
02/09/2024	5.000%	8,000,000	8,000,000
05/13/2024	5.010%	11,000,000	11,000,000
Tennessee Valley Authority Discount Notes
02/07/2024	4.540%	25,000,000	24,977,958
02/14/2024	4.910%	10,000,000	9,980,937
Total U.S. Government & Agency Obligations (Cost $830,580,901)			830,580,901

U.S. Treasury Obligations 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury Index + 0.037% 07/31/2024	5.317%	16,000,000	15,998,434
3-month U.S. Treasury Index + 0.200% 01/31/2025	5.480%	14,000,000	14,011,729
Total U.S. Treasury Obligations (Cost $30,010,163)			30,010,163

Total Investments in Securities (Cost: $1,559,145,744)	1,559,145,744
Other Assets & Liabilities, Net	(2,211,788)
Net Assets	1,556,933,956
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	175,000,000	—	175,000,000
Treasury Bills	—	523,554,680	—	523,554,680
U.S. Government & Agency Obligations	—	830,580,901	—	830,580,901
U.S. Treasury Obligations	—	30,010,163	—	30,010,163
Total Investments in Securities	—	1,559,145,744	—	1,559,145,744
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Government Money Market Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,384,145,744)	$1,384,145,744
Repurchase agreements (cost $175,000,000)	175,000,000
Cash	16,693,036
Receivable for:
Capital shares sold	13,644,450
Dividends	1,303
Interest	2,004,019
Expense reimbursement due from Investment Manager	8,480
Prepaid expenses	7,785
Other assets	8,501
Total assets	1,591,513,318
Liabilities
Payable for:
Investments purchased	24,846,292
Capital shares redeemed	2,826,144
Distributions to shareholders	6,566,819
Management services fees	13,440
Transfer agent fees	73,152
Compensation of chief compliance officer	123
Compensation of board members	1,967
Other expenses	30,574
Deferred compensation of board members	220,851
Total liabilities	34,579,362
Net assets applicable to outstanding capital stock	$1,556,933,956
Represented by
Paid in capital	1,557,284,809
Total distributable earnings (loss)	(350,853)
Total - representing net assets applicable to outstanding capital stock	$1,556,933,956
Class A
Net assets	$618,795,620
Shares outstanding	618,793,574
Net asset value per share	$1.00
Institutional Class
Net assets	$335,664,095
Shares outstanding	335,715,626
Net asset value per share	$1.00
Institutional 2 Class
Net assets	$498,243,984
Shares outstanding	498,284,800
Net asset value per share	$1.00
Institutional 3 Class
Net assets	$104,230,257
Shares outstanding	104,250,609
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | Semiannual Report 2024
9

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,892
Interest	36,239,374
Total income	36,242,266
Expenses:
Management services fees	2,166,317
Transfer agent fees
Class A	230,889
Class C	4,177
Institutional Class	109,383
Institutional 2 Class	145,855
Institutional 3 Class	3,525
Class R	1,343
Custodian fees	5,965
Printing and postage fees	82,055
Registration fees	101,152
Accounting services fees	15,581
Legal fees	14,388
Compensation of chief compliance officer	123
Compensation of board members	13,746
Deferred compensation of board members	18,297
Other	13,120
Total expenses	2,925,916
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,213,914)
Expense reduction	(2,353)
Total net expenses	1,709,649
Net investment income	34,532,617
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,931
Net realized gain	5,931
Net realized and unrealized gain	5,931
Net increase in net assets resulting from operations	$34,538,548
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Government Money Market Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$34,532,617	$32,434,501
Net realized gain (loss)	5,931	(31,343)
Net increase in net assets resulting from operations	34,538,548	32,403,158
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,346,272)	(16,271,550)
Class C	(220,873)	(613,947)
Institutional Class	(6,427,210)	(4,081,752)
Institutional 2 Class	(12,541,600)	(9,058,021)
Institutional 3 Class	(1,995,962)	(2,268,883)
Class R	(72,630)	(146,439)
Total distributions to shareholders	(34,604,547)	(32,440,592)
Increase in net assets from capital stock activity	379,648,407	567,629,305
Total increase in net assets	379,582,408	567,591,871
Net assets at beginning of period	1,177,351,548	609,759,677
Net assets at end of period	$1,556,933,956	$1,177,351,548
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | Semiannual Report 2024
11

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	317,042,310	317,042,313	401,232,824	401,232,825
Distributions reinvested	13,141,892	13,141,892	15,932,946	15,932,946
Shares redeemed	(181,663,167)	(181,667,235)	(314,340,365)	(314,340,366)
Net increase	148,521,035	148,516,970	102,825,405	102,825,405
Class C
Shares sold	2,057,758	2,057,757	11,798,401	11,798,402
Distributions reinvested	186,703	186,703	605,282	605,282
Shares redeemed	(17,296,420)	(17,292,578)	(15,038,551)	(15,038,552)
Net decrease	(15,051,959)	(15,048,118)	(2,634,868)	(2,634,868)
Institutional Class
Shares sold	298,978,691	298,978,690	135,620,457	135,620,457
Distributions reinvested	6,356,363	6,356,363	4,011,279	4,011,279
Shares redeemed	(134,679,476)	(134,679,476)	(66,422,424)	(66,422,423)
Net increase	170,655,578	170,655,577	73,209,312	73,209,313
Institutional 2 Class
Shares sold	126,532,617	126,532,617	443,335,707	443,335,707
Distributions reinvested	12,539,261	12,539,261	9,058,000	9,058,001
Shares redeemed	(100,447,810)	(100,447,810)	(64,661,319)	(64,661,320)
Net increase	38,624,068	38,624,068	387,732,388	387,732,388
Institutional 3 Class
Shares sold	73,128,768	73,128,768	54,964,716	54,964,715
Distributions reinvested	1,995,819	1,995,819	2,268,484	2,268,484
Shares redeemed	(34,190,363)	(34,190,363)	(50,952,934)	(50,952,934)
Net increase	40,934,224	40,934,224	6,280,266	6,280,265
Class R
Shares sold	426,858	427,080	3,022,001	3,022,001
Distributions reinvested	67,782	67,782	145,753	145,753
Shares redeemed	(4,529,177)	(4,529,176)	(2,950,952)	(2,950,952)
Net increase (decrease)	(4,034,537)	(4,034,314)	216,802	216,802
Total net increase	379,648,409	379,648,407	567,629,305	567,629,305
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Government Money Market Fund  | Semiannual Report 2024
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$1.00	0.03	0.00 (b)	0.03	(0.03)	—	(0.03)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	—	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	—	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.00)(b)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00 (b)	0.02	(0.02)	—	(0.02)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$1.00	0.03	0.00 (b)	0.03	(0.03)	—	(0.03)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	—	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	—	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.00)(b)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00 (b)	0.02	(0.02)	—	(0.02)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$1.00	0.03	0.00 (b)	0.03	(0.03)	—	(0.03)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	—	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	—	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.00)(b)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00 (b)	0.02	(0.02)	—	(0.02)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$1.00	0.03	0.00 (b)	0.03	(0.03)	—	(0.03)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	—	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	—	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.00)(b)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00 (b)	0.02	(0.02)	—	(0.02)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Rounds to zero.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	7/31/2022	7/31/2021	7/31/2020
Class A	0.24%	0.36%	0.08%
Institutional Class	0.24%	0.36%	0.09%
Institutional 2 Class	0.04%	0.27%	0.06%
Institutional 3 Class	0.13%	0.21%	0.03%
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Government Money Market Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$1.00	2.60%	0.45%	0.27% (c)	5.12%	$618,796
Year Ended 7/31/2023	$1.00	3.76%	0.52%	0.34% (c)	3.79%	$470,304
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17% (c),(d)	0.15%	$367,496
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08% (c),(d)	0.01%	$359,058
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.39% (c),(d)	0.82%	$395,640
Year Ended 7/31/2019	$1.00	1.83%	0.65%	0.50%	1.83%	$380,309
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$1.00	2.60%	0.45%	0.27% (c)	5.14%	$335,664
Year Ended 7/31/2023	$1.00	3.76%	0.51%	0.34% (c)	3.83%	$165,022
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17% (c),(d)	0.15%	$91,817
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08% (c),(d)	0.01%	$85,679
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.37% (c),(d)	0.74%	$94,458
Year Ended 7/31/2019	$1.00	1.83%	0.65%	0.50%	1.82%	$69,331
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$1.00	2.61%	0.42%	0.24%	5.14%	$498,244
Year Ended 7/31/2023	$1.00	3.84%	0.44%	0.26%	4.36%	$459,643
Year Ended 7/31/2022	$1.00	0.20%	0.49%	0.25% (d)	0.45%	$71,925
Year Ended 7/31/2021	$1.00	0.01%	0.52%	0.07% (d)	0.01%	$7,647
Year Ended 7/31/2020	$1.00	1.00%	0.51%	0.29% (d)	0.82%	$8,354
Year Ended 7/31/2019	$1.00	1.96%	0.52%	0.36%	2.06%	$4,674
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$1.00	2.64%	0.37%	0.19%	5.18%	$104,230
Year Ended 7/31/2023	$1.00	3.88%	0.40%	0.22%	3.82%	$63,300
Year Ended 7/31/2022	$1.00	0.21%	0.46%	0.13% (d)	0.20%	$57,021
Year Ended 7/31/2021	$1.00	0.01%	0.47%	0.08% (d)	0.01%	$50,960
Year Ended 7/31/2020	$1.00	1.04%	0.46%	0.26% (d)	0.97%	$63,239
Year Ended 7/31/2019	$1.00	2.02%	0.47%	0.31%	2.06%	$69,061
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | Semiannual Report 2024
15

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Government Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
In September 2023, the Board of Trustees of the Fund approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and to combine Class R shares into Class A shares of the Fund.  Effective at the close of business on November 15, 2023, shares held by Class C shareholders were converted into Class A shares and effective at the close of business on December 8, 2023, shares held by Class R shareholders were combined into Class A shares. These were tax-free transactions for Class C and Class R shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
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Columbia Government Money Market Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2024:
	RBC Dominion Securities ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	105,000,000	70,000,000	175,000,000
Total financial and derivative net assets	105,000,000	70,000,000	175,000,000
Total collateral received (pledged) (a)	105,000,000	70,000,000	175,000,000
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Government Money Market Fund  | Semiannual Report 2024
17

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.33% to 0.12% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.32% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
18
Columbia Government Money Market Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class C	0.03 (a)
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.03 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $2,353.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A shares, and a fee at an annual rate of up to 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class C and Class R shares, respectively. For the six months ended January 31, 2024, the Fund did not pay fees for Class A, Class C and Class R shares. The contractual fee suspension on Class A shares is effective through November 30, 2024. As a result of Class C shares of the Fund being converted to Class A shares, November 15, 2023 was the last day the Fund would have paid a distribution and service fee for Class C shares. As a result of Class R shares being combined into Class A shares, December 8, 2023 was the last day the Fund would have paid a distribution and service fee for Class R shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $393,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or Contingent Deferred Sales Charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Columbia Government Money Market Fund  | Semiannual Report 2024
19

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Sales charges
CDSCs received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below. These CDSCs are from the sale of shares issued by the Fund in exchange for shares of a non-money market fund subject to a CDSC that were subsequently redeemed within the CDSC timeframe imposed from the original purchase.
	Front End (%)	CDSC (%)	Amount ($)
Class A	—	—	770
Class C	—	—	290
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	0.35%	0.45%
Institutional Class	0.25	0.35
Institutional 2 Class	0.21	0.26
Institutional 3 Class	0.16	0.21
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes distribution and shareholder services fees. As discussed above, the distribution and/or shareholder services fee is not charged to Class A shares.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the cost of all investments for federal income tax purposes was approximately $1,559,146,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
20
Columbia Government Money Market Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(31,343)	—	(31,343)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2024.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Columbia Government Money Market Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share.  In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
22
Columbia Government Money Market Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At January 31, 2024, one unaffiliated shareholder of record owned 20.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 51.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Government Money Market Fund  | Semiannual Report 2024
23

Columbia Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR200_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Minnesota Tax-Exempt Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Minnesota Tax-Exempt Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.

Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2007

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/18/86	3.03	1.47	0.86	2.10
	Including sales charges		-0.07	-1.59	0.23	1.78
Advisor Class		03/19/13	3.16	1.72	1.10	2.37
Class C	Excluding sales charges	06/26/00	2.64	0.71	0.11	1.34
	Including sales charges		1.64	-0.27	0.11	1.34
Institutional Class		09/27/10	3.16	1.73	1.09	2.36
Institutional 2 Class		12/11/13	3.16	1.72	1.11	2.36
Institutional 3 Class*		03/01/17	3.18	1.78	1.13	2.29
Bloomberg Minnesota Municipal Bond Index			2.23	1.90	1.66	2.27
Bloomberg Municipal Bond Index			2.70	2.90	2.00	2.78
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Minnesota Municipal Bond Index is a market capitalization-weighted index of Minnesota Investment-grade bonds with maturities of one year or more.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at January 31, 2024)
AAA rating	15.0
AA rating	30.8
A rating	20.3
BBB rating	11.1
BB rating	7.1
B rating	0.2
Not rated	15.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.30	1,021.11	4.08	4.06	0.80
Advisor Class	1,000.00	1,000.00	1,031.60	1,022.32	2.86	2.85	0.56
Class C	1,000.00	1,000.00	1,026.40	1,017.29	7.95	7.91	1.56
Institutional Class	1,000.00	1,000.00	1,031.60	1,022.37	2.81	2.80	0.55
Institutional 2 Class	1,000.00	1,000.00	1,031.60	1,022.32	2.86	2.85	0.56
Institutional 3 Class	1,000.00	1,000.00	1,031.80	1,022.57	2.60	2.59	0.51
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
City of Minneapolis(a),(b)
Revenue Bonds
Fairview Health Services
Series 2018 (Wells Fargo Bank NA)
11/15/2048	3.150%	1,300,000	1,300,000
Total Floating Rate Notes (Cost $1,300,000)			1,300,000

Municipal Bonds 99.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.0%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,101,894
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,225,863
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2049	5.000%	3,000,000	3,087,950
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,198,025
Total			10,613,732
Assisted Living 0.4%
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	3,000,000	2,371,580
Charter Schools 8.6%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	1,215,000	1,165,031
07/01/2047	4.250%	1,000,000	827,310
07/01/2052	4.375%	2,255,000	1,842,311
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	981,665
07/01/2045	5.000%	2,070,000	1,938,130
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2040	5.250%	400,000	401,114
07/01/2050	5.500%	1,500,000	1,501,534
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,454,973
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	1,000,000	999,998
08/01/2050	5.375%	3,600,000	3,488,826
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,237,514
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,063,926
07/01/2056	4.000%	1,080,000	798,564
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,560,180
City of Minneapolis(e)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,633,882
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	3,585,000	2,672,677
07/01/2056	4.000%	1,170,000	841,225
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	391,211
07/01/2055	5.000%	1,410,000	1,155,493
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	3,019,315
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	958,364
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,825,756
06/15/2054	5.000%	1,000,000	899,407
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	355,832
12/01/2050	4.000%	550,000	445,309
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,725,000	1,208,368
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	2,013,740
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,571,431
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	1,000,000	804,557
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	911,791
09/01/2047	4.125%	1,400,000	1,152,135
Series 2021
09/01/2026	2.000%	220,000	205,465
09/01/2031	4.000%	350,000	334,731
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	190,493
03/01/2043	4.625%	1,000,000	846,980
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	632,095
08/01/2046	4.250%	2,935,000	2,428,412
Total			45,759,745
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 0.3%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	903,984
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	500,907
Total			1,404,891
Higher Education 8.1%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,181,945
12/01/2040	5.000%	1,350,000	1,366,720
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	509,112
03/01/2039	4.000%	500,000	504,758
03/01/2040	4.000%	1,000,000	1,006,796
03/01/2047	4.000%	2,500,000	2,481,185
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	1,108,800
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,005,887
Macalester College
Series 2017
03/01/2029	5.000%	150,000	160,626
03/01/2030	5.000%	175,000	187,832
03/01/2042	4.000%	900,000	904,239
03/01/2048	4.000%	600,000	585,023
Series 2021
03/01/2040	3.000%	365,000	320,397
03/01/2043	3.000%	325,000	270,928
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	575,977
10/01/2038	4.000%	920,000	901,857
10/01/2045	5.000%	2,500,000	2,541,039
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	762,343
12/01/2032	5.000%	1,000,000	1,030,013
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-8N
10/01/2035	4.000%	500,000	507,361
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	782,563
04/01/2039	4.000%	2,000,000	2,002,579
Series 2017A
10/01/2035	4.000%	800,000	813,917
10/01/2037	4.000%	750,000	756,940
Revenue Bonds
Carleton College
Series 2023
03/01/2053	5.000%	2,670,000	2,878,051
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	923,875
College of St. Scholastica
Series 2012
12/01/2027	4.250%	280,000	280,052
12/01/2032	4.000%	350,000	349,987
St. Catherine University
Series 2023
10/01/2052	5.000%	1,415,000	1,434,955
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	381,272
10/01/2032	5.000%	645,000	664,602
10/01/2033	5.000%	350,000	360,691
10/01/2034	5.000%	380,000	391,952
University of St. Thomas
Series 2019
10/01/2044	4.000%	2,750,000	2,705,239
Series 2022B
10/01/2052	5.000%	7,895,000	8,235,041
Total			42,874,554
Hospital 22.5%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	365,845
05/01/2051	5.000%	1,500,000	1,038,422
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2024	4.000%	745,000	744,963
04/01/2026	4.000%	500,000	498,791
04/01/2031	4.000%	1,450,000	1,445,461
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	10,001,923
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,018,998
09/01/2035	4.000%	1,500,000	1,487,320
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,069,705
11/15/2044	5.000%	6,475,000	6,545,571
Revenue Bonds
Allina Health System
Series 2023B (Mandatory Put 11/15/30)
11/15/2053	5.000%	3,500,000	3,850,755
Fairview Health Services
Series 2018A
11/15/2037	4.000%	7,000,000	6,825,111
11/15/2038	4.000%	1,130,000	1,089,370
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,759,595
04/01/2041	5.000%	675,000	688,933
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	5,500,000	6,763,728
Series 2022
11/15/2057	5.000%	13,000,000	14,128,664
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,004,633
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2028	5.000%	1,745,000	1,813,442
05/01/2037	4.000%	3,175,000	3,132,846
05/01/2046	5.000%	3,875,000	3,941,409
Series 2019
05/01/2048	5.000%	5,000,000	5,238,960
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,402,814
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	3,000,000	2,951,654
02/15/2043	5.000%	1,615,000	1,656,121
02/15/2048	4.250%	1,000,000	971,554
02/15/2048	5.000%	1,300,000	1,322,107
02/15/2058	5.000%	6,000,000	6,068,365
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	343,495
06/15/2038	4.000%	375,000	361,993
06/15/2039	4.000%	225,000	214,804
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,456,693
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,185,322
11/15/2037	4.000%	600,000	585,010
11/15/2043	4.000%	3,000,000	2,795,906
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,049,065
07/01/2035	4.000%	10,630,000	10,643,429
Total			119,462,777
Joint Power Authority 3.5%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	252,654
10/01/2033	5.000%	250,000	252,522
Series 2014A
10/01/2035	5.000%	1,000,000	1,009,891
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	221,264
01/01/2035	5.000%	170,000	179,174
01/01/2036	5.000%	180,000	189,213
01/01/2041	5.000%	400,000	413,142
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2041	5.000%	2,550,000	2,614,300
01/01/2046	5.000%	2,000,000	2,043,366
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,063,626
Southern Minnesota Municipal Power Agency(f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,323,293
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,029,094
Total			18,591,539
Local Appropriation 2.4%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,702,089
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,016,814
02/01/2042	4.000%	5,250,000	5,237,086
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	536,807
02/01/2039	3.000%	565,000	501,204
Series 2020C
02/01/2040	2.500%	4,285,000	3,373,193
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	589,465
Total			12,956,658
Local General Obligation 24.6%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	4,129,809
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Becker Independent School District No. 726(f)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	772,940
02/01/2038	0.000%	1,335,000	728,473
02/01/2039	0.000%	1,150,000	592,719
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	965,902
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	10,042,323
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,290,666
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,495,250
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,582,282
City of Rosemount
Unlimited General Obligation Bonds
Series 2023A
02/01/2036	5.000%	1,575,000	1,829,539
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	920,980
02/01/2040	3.000%	1,000,000	870,981
02/01/2041	3.000%	1,230,000	1,059,479
Duluth Independent School District No. 709(f)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	771,701
02/01/2033	0.000%	1,075,000	733,123
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,652,947
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	6,049,599
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gibbon Independent School District No. 2365
Unlimited General Obligation Bonds
Series 2023A
02/01/2048	5.000%	2,000,000	2,170,255
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	978,935
02/01/2033	0.000%	2,140,000	1,540,106
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,041,034
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	1,992,466
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	2,041,666
02/01/2039	2.250%	2,580,000	2,028,647
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,202,530
02/01/2040	3.000%	2,515,000	2,229,320
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,600,012
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,869,210
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,499,673
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	5,996,659
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,113,829
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,056,888
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,214,034
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,906,164
02/01/2036	3.000%	1,000,000	974,711
02/01/2037	3.000%	1,035,000	968,951
Sartell-St. Stephen Independent School District No. 748(f)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,132,357
02/01/2033	0.000%	2,585,000	1,791,089
02/01/2034	0.000%	1,500,000	993,420
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,855,469
South Washington County Independent School District No. 833(g)
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2038	5.000%	5,000,000	5,688,008
02/01/2044	4.000%	3,000,000	3,002,975
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	450,051
Stillwater Independent School District No. 834(g)
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2042	4.000%	6,960,000	7,132,895
02/01/2043	4.000%	2,275,000	2,321,309
Watertown-Mayer Independent School District No. 111(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,583,434
02/01/2039	0.000%	2,175,000	1,134,247
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	654,169
02/01/2036	3.000%	470,000	436,670
02/01/2037	3.000%	500,000	462,401
02/01/2038	3.000%	1,000,000	909,998
02/01/2039	3.000%	1,000,000	901,472
Total			130,363,767
Multi-Family 3.7%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,503,654
City of Coon Rapids
Revenue Bonds
Mississippi View Apartments Project
Series 2023 (FNMA)
12/01/2039	5.600%	1,749,539	1,923,642
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,490,797
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,646,745	3,555,165
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,000,540
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	4,960,223	3,775,034
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,432,448
Total			19,681,280
Municipal Power 1.1%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2028	4.000%	950,000	971,993
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam Power Authority(h)
Refunding Revenue Bonds
Series 2022A
10/01/2044	5.000%	3,000,000	3,127,175
Puerto Rico Electric Power Authority(h),(i)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	5,050,000	1,552,875
Total			5,652,043
Nursing Home 2.5%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	420,510
09/01/2052	5.000%	1,500,000	1,188,309
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,469,316
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,556,821
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,488,382
Housing & Redevelopment Authority of The City of St. Paul(e)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	810,650
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,067,027
05/01/2048	5.125%	6,250,000	5,161,451
Total			13,162,466
Other Bond Issue 0.8%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	489,736
08/01/2033	3.000%	500,000	487,962
08/01/2034	3.125%	850,000	830,270
08/01/2035	3.125%	800,000	776,946
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A
12/01/2036	5.000%	1,580,000	1,582,609
Total			4,167,523
Other Utility 1.0%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	899,254
10/01/2032	4.000%	800,000	820,006
10/01/2033	4.000%	655,000	670,153
Series 2017B
10/01/2037	4.000%	800,000	805,765
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,293,940
St. Paul Port Authority(c)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	918,416
Total			5,407,534
Pool / Bond Bank 0.5%
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2023
04/01/2025	4.375%	2,420,000	2,428,071
Refunded / Escrowed 2.3%
Centennial Independent School District No. 12(f)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	904,406
02/01/2033	0.000%	750,000	529,456
Goodhue County Education District No. 6051
Prerefunded 02/01/24 Certificate of Participation
Series 2014
02/01/2034	5.000%	1,200,000	1,200,000
02/01/2039	5.000%	1,300,000	1,300,000
Hermantown Independent School District No. 700
Prerefunded 02/01/24 Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	4,740,000
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,573,657
11/15/2044	5.000%	1,000,000	1,029,463
Total			12,276,982
Retirement Communities 5.4%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	909,774
11/01/2046	5.000%	1,500,000	1,281,925
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,659,735
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	410,073
09/01/2061	4.000%	870,000	670,314
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	380,879
08/01/2048	4.000%	500,000	348,762
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	986,808
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	858,522
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,497,943
10/01/2047	5.000%	2,000,000	1,940,467
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,218,494
08/01/2053	5.000%	600,000	470,187
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,851,119
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,704,552
09/01/2042	5.000%	875,000	799,701
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,222,307
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	257,072
09/01/2037	4.250%	300,000	278,841
09/01/2042	5.000%	1,000,000	976,313
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	152,071
08/01/2034	5.000%	125,000	126,519
08/01/2035	5.000%	140,000	141,438
08/01/2054	5.000%	1,625,000	1,585,265
Dakota County Community Development Agency(e)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,374,479
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	1,782,536
Total			28,886,096
Sales Tax 1.4%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,261,771
Commonwealth of Puerto Rico(f),(h)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,122,857	633,011
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
13

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022
11/01/2043	0.000%	820,743	454,486
Puerto Rico Sales Tax Financing Corp.(f),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	12,501,000	3,883,954
Puerto Rico Sales Tax Financing Corp.(h)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	1,000,739
Total			7,233,961
Single Family 4.8%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	60,000	59,865
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,680,000	1,241,071
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	556,147	525,793
06/01/2049	3.150%	748,009	682,460
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	1,868,932	1,675,780
Series 2019F
07/01/2044	2.750%	1,385,000	1,098,007
Series 2020B (GNMA)
01/01/2044	2.800%	2,605,000	2,036,831
Series 2020E (GNMA)
07/01/2044	2.700%	1,295,000	1,016,059
Series 2021B (GNMA)
07/01/2046	2.450%	2,510,000	1,779,269
07/01/2051	2.500%	3,445,000	2,394,160
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	3,068,136
Series 2021H
01/01/2046	2.550%	2,715,000	1,977,833
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,836,042
Series 2023B (GNMA)
07/01/2043	4.300%	2,900,000	2,913,091
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023D (GNMA)
07/01/2043	4.500%	3,015,000	3,055,986
Total			25,360,383
State General Obligation 3.0%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2038	5.000%	1,400,000	1,526,715
Series 2021B
09/01/2040	2.000%	5,000,000	3,638,201
Series 2022
08/01/2041	5.000%	1,000,000	1,139,268
Series 2023A
08/01/2041	5.000%	2,000,000	2,309,967
Series 2023B
08/01/2043	4.000%	7,000,000	7,167,151
Total			15,781,302
Student Loan 0.7%
Minnesota Office of Higher Education(c)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,605,000	1,429,815
Supplemental Student Loan Program
Series 2023
11/01/2042	4.000%	2,300,000	2,273,210
Total			3,703,025
Total Municipal Bonds (Cost $571,271,853)			528,139,909

Money Market Funds 2.4%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(j)	12,859,624	12,860,909
Total Money Market Funds (Cost $12,859,624)		12,860,909
Total Investments in Securities (Cost: $585,431,477)		542,300,818
Other Assets & Liabilities, Net		(12,092,844)
Net Assets		530,207,974
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $3,819,011, which represents 0.72% of total net assets.

(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2024, the total value of these securities amounted to $10,652,240, which represents 2.01% of total net assets.

(i)	Represents a security in default.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
15

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,300,000	—	1,300,000
Municipal Bonds	—	528,139,909	—	528,139,909
Money Market Funds	12,860,909	—	—	12,860,909
Total Investments in Securities	12,860,909	529,439,909	—	542,300,818
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $585,431,477)	$542,300,818
Receivable for:
Capital shares sold	2,283,664
Dividends	21,974
Interest	6,416,693
Prepaid expenses	7,351
Other assets	1,083
Total assets	551,031,583
Liabilities
Due to custodian	15,923
Payable for:
Investments purchased on a delayed delivery basis	18,099,034
Capital shares redeemed	1,159,762
Distributions to shareholders	1,418,579
Management services fees	6,682
Distribution and/or service fees	2,596
Transfer agent fees	25,081
Compensation of chief compliance officer	51
Compensation of board members	1,323
Other expenses	2,740
Deferred compensation of board members	91,838
Total liabilities	20,823,609
Net assets applicable to outstanding capital stock	$530,207,974
Represented by
Paid in capital	602,905,527
Total distributable earnings (loss)	(72,697,553)
Total - representing net assets applicable to outstanding capital stock	$530,207,974
Class A
Net assets	$280,728,683
Shares outstanding	14,322,818
Net asset value per share	$19.60
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.21
Advisor Class
Net assets	$23,892,940
Shares outstanding	1,219,525
Net asset value per share	$19.59
Class C
Net assets	$25,398,777
Shares outstanding	1,295,815
Net asset value per share	$19.60
Institutional Class
Net assets	$169,183,131
Shares outstanding	8,638,725
Net asset value per share	$19.58
Institutional 2 Class
Net assets	$19,792,388
Shares outstanding	1,011,258
Net asset value per share	$19.57
Institutional 3 Class
Net assets	$11,212,055
Shares outstanding	571,680
Net asset value per share	$19.61
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
17

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$50,885
Interest	10,291,742
Total income	10,342,627
Expenses:
Management services fees	1,222,206
Distribution and/or service fees
Class A	354,750
Class C	133,756
Transfer agent fees
Class A	80,098
Advisor Class	5,738
Class C	7,547
Institutional Class	46,677
Institutional 2 Class	5,119
Institutional 3 Class	402
Custodian fees	5,883
Printing and postage fees	10,571
Registration fees	10,444
Accounting services fees	15,581
Legal fees	9,913
Interest on interfund lending	2,832
Compensation of chief compliance officer	50
Compensation of board members	9,183
Deferred compensation of board members	8,302
Other	9,397
Total expenses	1,938,449
Expense reduction	(40)
Total net expenses	1,938,409
Net investment income	8,404,218
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,509,973)
Futures contracts	726,409
Net realized loss	(4,783,564)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,416,432
Net change in unrealized appreciation (depreciation)	10,416,432
Net realized and unrealized gain	5,632,868
Net increase in net assets resulting from operations	$14,037,086
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$8,404,218	$17,100,352
Net realized loss	(4,783,564)	(10,876,677)
Net change in unrealized appreciation (depreciation)	10,416,432	(21,953,318)
Net increase (decrease) in net assets resulting from operations	14,037,086	(15,729,643)
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,494,207)	(9,329,497)
Advisor Class	(347,924)	(585,535)
Class C	(322,745)	(752,866)
Institutional Class	(2,825,565)	(5,841,540)
Institutional 2 Class	(305,917)	(249,836)
Institutional 3 Class	(193,775)	(386,923)
Total distributions to shareholders	(8,490,133)	(17,146,197)
Decrease in net assets from capital stock activity	(23,004,031)	(77,640,142)
Total decrease in net assets	(17,457,078)	(110,515,982)
Net assets at beginning of period	547,665,052	658,181,034
Net assets at end of period	$530,207,974	$547,665,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
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Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	954,769	18,185,950	3,684,799	71,456,993
Distributions reinvested	234,660	4,425,124	476,060	9,178,888
Shares redeemed	(2,491,208)	(46,691,311)	(6,134,704)	(118,119,110)
Net decrease	(1,301,779)	(24,080,237)	(1,973,845)	(37,483,229)
Advisor Class
Shares sold	522,192	9,741,550	529,513	10,225,629
Distributions reinvested	18,391	347,924	30,350	585,226
Shares redeemed	(327,226)	(6,146,399)	(602,010)	(11,560,961)
Net increase (decrease)	213,357	3,943,075	(42,147)	(750,106)
Class C
Shares sold	62,955	1,200,007	280,824	5,456,528
Distributions reinvested	16,928	319,077	38,735	746,669
Shares redeemed	(315,001)	(5,923,967)	(750,255)	(14,538,527)
Net decrease	(235,118)	(4,404,883)	(430,696)	(8,335,330)
Institutional Class
Shares sold	2,346,710	44,752,297	6,081,194	117,227,630
Distributions reinvested	148,230	2,792,900	297,813	5,739,596
Shares redeemed	(2,993,997)	(56,201,871)	(7,868,143)	(152,166,292)
Net decrease	(499,057)	(8,656,674)	(1,489,136)	(29,199,066)
Institutional 2 Class
Shares sold	804,844	15,129,829	247,829	4,793,841
Distributions reinvested	16,169	304,079	12,764	245,695
Shares redeemed	(268,200)	(4,920,935)	(242,333)	(4,674,799)
Net increase	552,813	10,512,973	18,260	364,737
Institutional 3 Class
Shares sold	195,079	3,655,159	272,461	5,273,763
Distributions reinvested	10,259	193,594	20,008	385,942
Shares redeemed	(222,126)	(4,167,038)	(409,517)	(7,896,853)
Net decrease	(16,788)	(318,285)	(117,048)	(2,237,148)
Total net decrease	(1,286,572)	(23,004,031)	(4,034,612)	(77,640,142)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
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Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$19.33	0.30	0.27	0.57	(0.30)	—	(0.30)
Year Ended 7/31/2023	$20.33	0.57	(1.00)	(0.43)	(0.57)	—	(0.57)
Year Ended 7/31/2022	$22.88	0.48	(2.51)	(2.03)	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2021(e)	$22.56	0.48	0.34	0.82	(0.49)	(0.01)	(0.50)
Year Ended 7/31/2020(e)	$22.22	0.56	0.34	0.90	(0.56)	—	(0.56)
Year Ended 7/31/2019(e)	$21.49	0.64	0.73	1.37	(0.64)	—	(0.64)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$19.32	0.32	0.28	0.60	(0.33)	—	(0.33)
Year Ended 7/31/2023	$20.32	0.62	(1.00)	(0.38)	(0.62)	—	(0.62)
Year Ended 7/31/2022	$22.87	0.53	(2.51)	(1.98)	(0.53)	(0.04)	(0.57)
Year Ended 7/31/2021(e)	$22.55	0.54	0.34	0.88	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2020(e)	$22.21	0.60	0.34	0.94	(0.60)	—	(0.60)
Year Ended 7/31/2019(e)	$21.47	0.68	0.78	1.46	(0.72)	—	(0.72)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$19.33	0.23	0.27	0.50	(0.23)	—	(0.23)
Year Ended 7/31/2023	$20.33	0.42	(0.99)	(0.57)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$22.88	0.31	(2.50)	(2.19)	(0.32)	(0.04)	(0.36)
Year Ended 7/31/2021(e)	$22.56	0.32	0.33	0.65	(0.32)	(0.01)	(0.33)
Year Ended 7/31/2020(e)	$22.22	0.40	0.34	0.74	(0.40)	—	(0.40)
Year Ended 7/31/2019(e)	$21.49	0.48	0.73	1.21	(0.48)	—	(0.48)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$19.31	0.32	0.27	0.59	(0.32)	—	(0.32)
Year Ended 7/31/2023	$20.32	0.62	(1.01)	(0.39)	(0.62)	—	(0.62)
Year Ended 7/31/2022	$22.86	0.53	(2.50)	(1.97)	(0.53)	(0.04)	(0.57)
Year Ended 7/31/2021(e)	$22.54	0.54	0.34	0.88	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2020(e)	$22.20	0.60	0.34	0.94	(0.60)	—	(0.60)
Year Ended 7/31/2019(e)	$21.47	0.68	0.77	1.45	(0.72)	—	(0.72)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$19.60	3.03%	0.80% (c)	0.80% (c),(d)	3.14%	7%	$280,729
Year Ended 7/31/2023	$19.33	(2.06% )	0.80% (c)	0.80% (c),(d)	2.92%	12%	$301,959
Year Ended 7/31/2022	$20.33	(8.97% )	0.77% (c)	0.77% (c),(d)	2.20%	19%	$357,808
Year Ended 7/31/2021(e)	$22.88	3.69%	0.77%	0.77% (d)	2.15%	7%	$457,218
Year Ended 7/31/2020(e)	$22.56	4.17%	0.77%	0.77% (d)	2.49%	25%	$421,457
Year Ended 7/31/2019(e)	$22.22	6.50%	0.78%	0.78%	2.95%	18%	$414,107
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$19.59	3.16%	0.56% (c)	0.56% (c),(d)	3.39%	7%	$23,893
Year Ended 7/31/2023	$19.32	(1.81% )	0.55% (c)	0.55% (c),(d)	3.17%	12%	$19,437
Year Ended 7/31/2022	$20.32	(8.74% )	0.52% (c)	0.52% (c),(d)	2.48%	19%	$21,305
Year Ended 7/31/2021(e)	$22.87	3.90%	0.52%	0.52% (d)	2.39%	7%	$21,987
Year Ended 7/31/2020(e)	$22.55	4.44%	0.52%	0.52% (d)	2.74%	25%	$13,938
Year Ended 7/31/2019(e)	$22.21	6.77%	0.53%	0.53%	3.19%	18%	$12,205
Class C
Six Months Ended 1/31/2024 (Unaudited)	$19.60	2.64%	1.56% (c)	1.56% (c),(d)	2.39%	7%	$25,399
Year Ended 7/31/2023	$19.33	(2.79% )	1.55% (c)	1.55% (c),(d)	2.16%	12%	$29,587
Year Ended 7/31/2022	$20.33	(9.65% )	1.52% (c)	1.52% (c),(d)	1.45%	19%	$39,886
Year Ended 7/31/2021(e)	$22.88	2.91%	1.52%	1.52% (d)	1.41%	7%	$49,588
Year Ended 7/31/2020(e)	$22.56	3.40%	1.53%	1.53% (d)	1.74%	25%	$58,885
Year Ended 7/31/2019(e)	$22.22	5.70%	1.53%	1.53%	2.20%	18%	$58,620
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$19.58	3.16%	0.55% (c)	0.55% (c),(d)	3.39%	7%	$169,183
Year Ended 7/31/2023	$19.31	(1.86% )	0.55% (c)	0.55% (c),(d)	3.17%	12%	$176,454
Year Ended 7/31/2022	$20.32	(8.70% )	0.52% (c)	0.52% (c),(d)	2.45%	19%	$215,892
Year Ended 7/31/2021(e)	$22.86	3.86%	0.52%	0.52% (d)	2.39%	7%	$262,778
Year Ended 7/31/2020(e)	$22.54	4.44%	0.52%	0.52% (d)	2.74%	25%	$208,340
Year Ended 7/31/2019(e)	$22.20	6.76%	0.53%	0.53%	3.19%	18%	$156,662
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$19.30	0.32	0.27	0.59	(0.32)	—	(0.32)
Year Ended 7/31/2023	$20.30	0.62	(1.00)	(0.38)	(0.62)	—	(0.62)
Year Ended 7/31/2022	$22.85	0.53	(2.51)	(1.98)	(0.53)	(0.04)	(0.57)
Year Ended 7/31/2021(e)	$22.53	0.54	0.33	0.87	(0.54)	(0.01)	(0.55)
Year Ended 7/31/2020(e)	$22.18	0.60	0.35	0.95	(0.60)	—	(0.60)
Year Ended 7/31/2019(e)	$21.45	0.68	0.73	1.41	(0.68)	—	(0.68)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$19.34	0.33	0.27	0.60	(0.33)	—	(0.33)
Year Ended 7/31/2023	$20.34	0.63	(1.00)	(0.37)	(0.63)	—	(0.63)
Year Ended 7/31/2022	$22.90	0.54	(2.52)	(1.98)	(0.54)	(0.04)	(0.58)
Year Ended 7/31/2021(e)	$22.58	0.55	0.34	0.89	(0.56)	(0.01)	(0.57)
Year Ended 7/31/2020(e)	$22.23	0.60	0.35	0.95	(0.60)	—	(0.60)
Year Ended 7/31/2019(e)	$21.50	0.68	0.77	1.45	(0.72)	—	(0.72)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$19.57	3.16%	0.56% (c)	0.56% (c)	3.41%	7%	$19,792
Year Ended 7/31/2023	$19.30	(1.82% )	0.55% (c)	0.55% (c)	3.17%	12%	$8,847
Year Ended 7/31/2022	$20.30	(8.76% )	0.53% (c)	0.53% (c)	2.49%	19%	$8,937
Year Ended 7/31/2021(e)	$22.85	3.99%	0.53%	0.53%	2.39%	7%	$6,991
Year Ended 7/31/2020(e)	$22.53	4.24%	0.54%	0.54%	2.72%	25%	$5,519
Year Ended 7/31/2019(e)	$22.18	6.95%	0.54%	0.54%	3.20%	18%	$2,683
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$19.61	3.18%	0.51% (c)	0.51% (c)	3.44%	7%	$11,212
Year Ended 7/31/2023	$19.34	(1.76% )	0.50% (c)	0.50% (c)	3.22%	12%	$11,380
Year Ended 7/31/2022	$20.34	(8.73% )	0.48% (c)	0.48% (c)	2.50%	19%	$14,353
Year Ended 7/31/2021(e)	$22.90	4.09%	0.48%	0.48%	2.43%	7%	$16,740
Year Ended 7/31/2020(e)	$22.58	4.29%	0.48%	0.48%	2.77%	25%	$12,274
Year Ended 7/31/2019(e)	$22.23	6.80%	0.49%	0.49%	3.24%	18%	$9,387
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
25

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
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Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	726,409
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	5,810,482
28
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
30
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $441,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	33,643
Class C	—	1.00 (b)	520

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
31

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	0.84%	0.84%
Advisor Class	0.59	0.59
Class C	1.59	1.59
Institutional Class	0.59	0.59
Institutional 2 Class	0.59	0.58
Institutional 3 Class	0.54	0.54
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
585,431,000	1,647,000	(44,777,000)	(43,130,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(6,411,603)	(18,221,871)	(24,633,474)
32
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $36,080,952 and $52,756,432, respectively, for the six months ended January 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,581,818	5.86	11
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
33

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
34
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 63.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024
35

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
36
Columbia Minnesota Tax-Exempt Fund  | Semiannual Report 2024

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Columbia Minnesota Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR199_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Strategic Municipal Income Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Strategic Municipal Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic Municipal Income Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and capital appreciation.

Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2007
Douglas White, CFA
Portfolio Manager
Managed Fund since 2018

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/24/76	3.90	3.62	1.58	2.95
	Including sales charges		0.75	0.54	0.97	2.64
Advisor Class		03/19/13	4.02	3.88	1.81	3.22
Class C	Excluding sales charges	06/26/00	3.50	2.85	0.79	2.19
	Including sales charges		2.50	1.85	0.79	2.19
Institutional Class		09/27/10	4.03	3.88	1.80	3.22
Institutional 2 Class		12/11/13	4.04	3.89	1.86	3.22
Institutional 3 Class*		03/01/17	4.12	3.94	1.89	3.17
Bloomberg Municipal Bond Index			2.70	2.90	2.00	2.78
Bloomberg High Yield Municipal Bond Index			3.42	4.08	3.26	4.61
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
The Bloomberg High Yield Municipal Bond Index measures the non-investment-grade and non-rated US dollar-denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington DC, Puerto Rico, Guam and the Virgin Islands).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at January 31, 2024)
AAA rating	7.0
AA rating	21.9
A rating	33.6
BBB rating	14.8
BB rating	5.2
B rating	0.1
Not rated	17.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Top Ten States/Territories (%) (at January 31, 2024)
Illinois	11.4
New York	10.9
Texas	10.4
Pennsylvania	5.9
Michigan	4.8
Colorado	4.7
New Jersey	4.6
California	4.4
Florida	4.3
Puerto Rico	4.0
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
4
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,039.00	1,021.32	3.90	3.86	0.76
Advisor Class	1,000.00	1,000.00	1,040.20	1,022.57	2.62	2.59	0.51
Class C	1,000.00	1,000.00	1,035.00	1,017.55	7.72	7.66	1.51
Institutional Class	1,000.00	1,000.00	1,040.30	1,022.57	2.62	2.59	0.51
Institutional 2 Class	1,000.00	1,000.00	1,040.40	1,022.57	2.62	2.59	0.51
Institutional 3 Class	1,000.00	1,000.00	1,041.20	1,022.82	2.36	2.34	0.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.1%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.100%	10,580,000	10,580,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.100%	1,650,000	1,650,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.100%	1,400,000	1,400,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.100%	4,600,000	4,600,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.100%	1,000,000	1,000,000
Total			19,230,000
Utah 0.1%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	2.950%	1,460,000	1,460,000
Total Floating Rate Notes (Cost $20,690,000)			20,690,000

Municipal Bonds 98.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.3%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,427,132
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	5,000,000	5,417,339
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hoover Industrial Development Board(c)
Revenue Bonds
US Steel Corporation Project
Series 2019
10/01/2049	5.750%	4,500,000	4,635,282
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	9,061,424
Total			22,541,177
Arizona 0.8%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	733,626
07/01/2051	4.000%	850,000	745,113
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	1,150,680
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,316,317
07/01/2059	5.000%	1,000,000	981,007
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,301,371
06/15/2057	4.000%	500,000	367,716
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,484,970
Series 2018
02/15/2048	5.000%	870,000	857,741
Total			13,938,541
California 4.1%
California Community Choice Financing Authority(e)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,500,000	3,853,723
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,249,101
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,367,548
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	2,891,916
02/01/2042	5.000%	1,500,000	1,536,889
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,348,826
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	972,123
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	5,000,000	5,138,628
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	451,197
11/15/2051	5.000%	1,000,000	797,378
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,408,505
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,045,271
07/01/2046	6.375%	150,000	156,283
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,888,111
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	498,797
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2042	4.000%	500,000	499,385
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,246,910
06/01/2038	0.000%	1,830,000	1,016,388
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	4,346,000	4,248,119
Glendale Unified School District(f)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	697,091
09/01/2033	0.000%	1,100,000	727,711
Golden State Tobacco Securitization Corp.(f)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	5,000,000	578,616
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,140,185
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,166,923
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,677,469
Riverside County Transportation Commission(f)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	862,444
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,037,964
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,472,255
07/01/2058	5.250%	10,000,000	10,739,618
Subordinated Series 2021B
07/01/2046	4.000%	1,600,000	1,536,394
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2035	3.000%	1,600,000	1,555,062
08/01/2036	3.000%	2,275,000	2,151,097
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,003
Total			70,959,930
Colorado 4.8%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,865,000	2,353,667
City & County of Denver(f)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,933,705
City & County of Denver Airport System(c)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,148,183
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,298,591
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,350,000	3,543,144
Colorado Bridge Enterprise(c)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,840,793
Colorado Educational & Cultural Facilities Authority(d)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	750,062
07/01/2049	5.500%	700,000	700,069
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	8,784,319
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	1,880,474
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	16,311,172
08/01/2049	4.000%	2,595,000	2,444,812
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	855,568
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	10,000,000	10,683,157
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	4,053,308
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2038	4.000%	1,300,000	1,318,248
01/01/2040	4.000%	1,000,000	1,001,245
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	978,254
09/01/2050	4.000%	1,500,000	1,426,100
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	404,565
10/01/2049	3.250%	1,000,000	793,500
10/01/2054	3.400%	1,000,000	786,324
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,221,278
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	3,500,000	3,451,391
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	5,000,000	2,609,222
Total			82,571,151
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	1,985,223
Delaware 0.2%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,646,402
District of Columbia 0.9%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	2,953,884
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,236,564
07/01/2049	4.000%	695,000	619,938
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	5,367,345
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	5,775,000	5,375,302
Total			15,553,033
Florida 4.3%
Capital Trust Agency, Inc.(d)
04/27/2021
07/01/2056	5.000%	2,625,000	2,347,556
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	2,567,778
Capital Trust Agency, Inc.(d),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	1,123,325
12/01/2050	0.000%	1,000,000	327,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(d),(f)
Subordinated
07/01/2061	0.000%	93,140,000	6,173,291
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	2,300,000	2,362,014
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,000,379
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	2,835,696
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	2,974,458
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	416,901
09/01/2036	0.000%	700,000	426,472
09/01/2037	0.000%	700,000	403,574
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,190,753
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,617,176
10/01/2037	0.000%	4,000,000	2,130,948
10/01/2038	0.000%	1,500,000	752,534
10/01/2039	0.000%	3,300,000	1,545,114
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	968,463
Greater Orlando Aviation Authority(c)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	5,058,380
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority(c)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2052	4.000%	2,645,000	2,479,658
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,530,050
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,664,547
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	8,235,331
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,211,317
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,009,372
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	922,527
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	768,826
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	470,177
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,138,243
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,478,635
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	4,166,986
11/15/2049	5.500%	2,300,000	1,795,503
Total			75,093,484
Georgia 3.5%
Atlanta Urban Residential Finance Authority
Revenue Bonds
GE Tower Apartments
Series 2023B (Mandatory Put 06/01/25)
05/31/2027	5.750%	4,000,000	3,995,328
City of Atlanta Department of Aviation(c)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,498,171
Series 2022B
07/01/2052	5.000%	8,810,000	9,301,765
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,001,839
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,945,763
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,028,138
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,476,495
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	848,526
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	4,387,283
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	11,700,000	12,364,714
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,786,325
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,979,926
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,891,338
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,224,491
12/01/2048	6.250%	1,960,000	1,711,274
Total			61,441,376
Idaho 0.5%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2021
03/01/2046	4.000%	3,000,000	2,875,910
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	6,000,000	4,176,686
Spring Valley Community Infrastructure District No. 1(d)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	2,000,000	1,580,885
Total			8,633,481
Illinois 11.5%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	1,047,246
04/01/2048	5.750%	1,125,000	1,243,812
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,626,509
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,003,261
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,988,586
Seires 2023A
12/01/2049	6.000%	3,300,000	3,627,798
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
12/01/2046	5.000%	2,500,000	2,504,078
Series 2022A
12/01/2047	4.000%	4,000,000	3,481,901
Series 2023A
12/01/2047	5.875%	4,600,000	5,039,793
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	528,764
Series 2022B
12/01/2037	4.000%	8,000,000	7,743,583
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,921,681
Chicago Board of Education(f)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,862,806
Chicago O’Hare International Airport(c)
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	9,071,020
01/01/2052	5.000%	8,030,000	8,095,665
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,702,440
01/01/2047	5.000%	1,000,000	1,012,728
Series 2017J
01/01/2037	5.000%	2,000,000	2,062,820
Series 2022
01/01/2048	4.500%	3,000,000	3,010,113
01/01/2055	5.000%	20,485,000	21,178,598
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,025,013
07/01/2048	5.000%	800,000	803,351
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	4,390,000	4,412,888
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,677,439
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	533,450
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	2,000,000	2,005,981
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/2044	5.000%	650,000	653,523
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	4,974,886
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	858,082
Northshore University Health System
Series 2020A
08/15/2037	4.000%	3,000,000	3,083,750
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,500,000	7,674,499
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,147,115
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	759,088
12/15/2036	0.000%	2,500,000	1,499,114
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	5,021,118
McCormick Place Expansion Project
Series 2017
12/15/2054	0.000%	11,110,000	2,392,626
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	2,000,000	1,900,210
06/15/2052	4.000%	3,000,000	2,747,453
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,219,744
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	5,000,000	5,001,249
Series 2017A
12/01/2036	5.000%	5,000,000	5,248,989
Series 2018A
05/01/2032	5.000%	2,500,000	2,685,442
05/01/2033	5.000%	5,000,000	5,341,559
05/01/2039	5.000%	4,320,000	4,517,357
05/01/2040	5.000%	6,005,000	6,260,349
05/01/2041	5.000%	6,000,000	6,240,211
Series 2020
05/01/2039	5.500%	2,700,000	2,993,648
05/01/2045	5.750%	1,750,000	1,927,976
Series 2021A
03/01/2041	4.000%	4,650,000	4,576,909
Series 2021B
12/01/2038	4.000%	3,970,000	3,969,330
Series 2022A
03/01/2042	5.500%	12,700,000	14,259,955
03/01/2047	5.500%	3,300,000	3,638,525
Series 2023B
05/01/2047	5.500%	1,750,000	1,931,644
05/01/2048	4.500%	400,000	401,336
Total			199,137,011
Indiana 0.3%
Indiana Housing & Community Development Authority(h)
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2049	4.650%	4,150,000	4,156,723
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	1,665,000	1,799,443
Total			5,956,166
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 0.9%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,224,707
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	6,372,874
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	4,086,763
Total			15,684,344
Kansas 0.1%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	2,500,000	2,533,824
Kentucky 0.7%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	1,500,000	1,443,530
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,226,197
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
03/31/2054	5.250%	8,500,000	9,232,262
Total			11,901,989
Louisiana 0.5%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,050,000	3,050,813
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,057,112
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,522,180
New Orleans Aviation Board(c)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,286,210
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,361,708
Total			9,278,023
Maryland 1.3%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,673,629
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,491,602
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	3,000,000	3,072,283
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	811,533
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,211,550
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,517,954
Total			21,778,551
Massachusetts 1.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,968,947
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
13

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,012,244
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	2,899,926
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,446,082
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	10,449,804
Total			23,777,003
Michigan 4.8%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2032	5.000%	300,000	322,226
04/01/2033	5.000%	400,000	429,000
04/01/2034	5.000%	400,000	428,509
04/01/2036	5.000%	600,000	637,533
04/01/2037	5.000%	700,000	738,354
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,610,000	6,766,820
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	432,778
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,368,709
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,245,324
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,249,857
Series 2019B
12/01/2044	3.100%	6,000,000	5,065,486
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	4,142,994
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,098,288
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,734,800
10/01/2047	3.850%	4,155,000	3,795,064
Michigan Strategic Fund(c)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	15,883,267
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	22,780,196
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	6,526,164
Wayne County Airport Authority(c)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	717,861
Total			83,363,230
Minnesota 1.5%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2032	4.000%	1,265,000	1,201,468
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	834,999
08/01/2043	5.250%	500,000	492,802
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,880,933
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,300,326
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	5,000,000	4,857,768
02/15/2053	5.000%	8,000,000	8,105,214
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,826,954
02/01/2034	0.000%	1,565,000	1,076,860
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	765,994
St. Cloud Housing & Redevelopment Authority(e)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,835,000	2,241,143
Total			26,584,461
Missouri 1.8%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	2,002,922
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2044	5.000%	2,275,000	2,180,640
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,000,750
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	16,000,000	15,224,691
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,026,547
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	985,000	758,554
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,999,780
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,434,033
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,119,951
09/01/2042	5.000%	2,000,000	1,884,435
Total			31,632,303
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	330,000	328,177
12/01/2047	3.600%	430,000	381,809
Total			709,986
Nebraska 1.6%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,359,345
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,016,066
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,016,159
01/01/2038	4.000%	1,300,000	1,313,008
01/01/2039	4.000%	1,810,000	1,821,042
01/01/2044	4.000%	15,000,000	14,673,063
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,554,352
09/01/2042	3.050%	375,000	321,473
Total			28,074,508
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
15

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.2%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	863,087
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	571,478
Series 2018A
12/15/2038	5.000%	415,000	406,873
12/15/2048	5.000%	2,000,000	1,837,305
Total			3,678,743
New Hampshire 0.2%
New Hampshire Business Finance Authority(d)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	1,821,115
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	870,349
Total			2,691,464
New Jersey 4.6%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,540,000	1,664,118
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,313,573
New Jersey Economic Development Authority(c)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	5,011,709
New Jersey Economic Development Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,971,777
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	17,345,819
Self-Designated Social Bonds
Series 2021
06/15/2046	4.000%	1,500,000	1,474,379
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	120,000	119,703
12/01/2035	4.000%	120,000	119,558
New Jersey Housing & Mortgage Finance Agency(c)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,520,431
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,850,488
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,807,378
New Jersey Transportation Trust Fund Authority(f)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,766,856
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2020AA
06/15/2045	4.000%	4,000,000	3,969,524
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	6,108,052
Series 2019
06/15/2046	5.000%	3,500,000	3,652,158
Series 2022
06/15/2048	5.000%	3,750,000	4,055,967
Series 2023BB
06/15/2046	5.000%	5,255,000	5,766,408
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,111,408
01/01/2052	5.250%	6,250,000	6,942,942
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Jersey Port Corp.(c)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,953,242
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	1,860,000	1,891,797
Total			79,417,287
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,669,743
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,275,000	1,973,338
Total			3,643,081
New York 9.8%
Build NYC Resource Corp.(d)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	1,022,773
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,497,236
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,793,243
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,848,038
Glen Cove Local Economic Assistance Corp.(e)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	5.625%	2,500,000	2,272,506
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,740,151
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,378,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,977,878
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,461,842
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,887,714
Series 2019
11/01/2049	3.250%	6,235,000	5,138,750
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	13,930,000	13,758,359
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D
11/01/2042	4.000%	5,000,000	5,018,812
Subordinated Series 2022A-1
08/01/2048	4.000%	2,100,000	2,077,777
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,969,064
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	11,086,226
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	3,103,448
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	1,926,479
New York State Environmental Facilities Corp.(c),(d)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	903,461
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,279,070
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
17

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	13,000,000	12,945,607
Revenue Bonds
Green Bonds - Bidding Group
Series 2022
03/15/2055	5.000%	5,000,000	5,404,302
New York Transportation Development Corp.(c)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	10,000,000	10,219,344
10/01/2045	4.375%	2,500,000	2,435,761
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,598,639
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	4,062,266
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,255,031
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	2,000,000	2,102,855
12/01/2042	4.000%	4,360,000	4,101,197
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	2,000,000	2,204,317
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	7,775,000	7,541,943
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,358,823
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2022A
11/15/2052	4.000%	12,500,000	12,200,726
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,005,505
09/15/2047	5.250%	1,475,000	1,107,492
09/15/2053	5.250%	3,045,000	2,198,284
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.(d)
Refunding Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2029	3.600%	5,000,000	4,838,782
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,470,769
Total			170,192,512
North Carolina 1.4%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,270,000	1,835,613
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,074,422
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,686,241
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	733,862
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,806,067
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	1,955,512
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,081,356
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,377,974
Series 2019
01/01/2040	0.000%	3,950,000	2,097,955
01/01/2041	0.000%	5,500,000	2,780,742
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	2,056,416
Total			23,486,160
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	701,835
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	390,984
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	900,126
Series 2019C
07/01/2039	3.200%	1,530,000	1,369,241
Total			3,362,186
Ohio 2.4%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	32,510,000	30,693,406
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,975,000	1,653,639
12/01/2049	5.125%	1,270,000	996,014
Lake County Port & Economic Development Authority(d),(g)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,175,000
Ohio Air Quality Development Authority(c)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,335,408
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	250,000	256,085
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,000,000	1,702,402
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	2,000,000	2,132,865
Total			40,944,819
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,257,136
11/15/2045	5.250%	1,885,000	1,853,618
Total			3,110,754
Oregon 0.8%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,381,377
Port of Portland Airport(c)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	11,057,388
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,225,927
Total			14,664,692
Pennsylvania 5.9%
City of Philadelphia Airport(c)
Refunding Revenue Bonds
Private Activity
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,692,694
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	805,000	807,674
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,021,032
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
19

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,825,311
Luzerne County Industrial Development Authority(c)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,200,193
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,270,789
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	922,548
11/15/2045	5.000%	3,500,000	3,601,128
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	700,861
08/15/2048	5.000%	1,500,000	1,542,832
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,292,005
Series 2017A
11/15/2042	4.000%	10,000,000	9,946,825
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,282,416
Pennsylvania Economic Development Financing Authority(d),(g)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	5,193,028
06/30/2042	5.000%	10,000,000	10,062,873
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	5,302,823
06/30/2061	6.000%	3,000,000	3,385,927
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	365,000	362,579
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,660,707
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,521,604
10/01/2039	2.700%	3,000,000	2,524,996
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	4,800,000	4,887,905
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,522,833
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,192,992
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,554,045
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	758,074
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018B
09/01/2043	5.000%	515,000	536,826
Series 2021A
09/01/2040	4.000%	6,250,000	6,273,697
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,322
Refunding Revenue Bonds
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,795,000	4,947,216
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,185,302
Total			102,129,588
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 4.0%
Commonwealth of Puerto Rico(f),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	5,836,635	3,290,403
Subordinated Series 2022
11/01/2043	0.000%	4,021,640	2,226,983
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,500,000	6,520,935
Puerto Rico Electric Power Authority(g),(i)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	841,013
07/01/2032	0.000%	2,420,000	744,150
Series 2008WW
07/01/2033	0.000%	1,750,000	538,125
07/01/2038	0.000%	1,750,000	522,813
Series 2010CCC
07/01/2028	0.000%	6,000,000	1,845,000
Series 2010XX
07/01/2040	0.000%	6,500,000	1,998,750
Series 2012A
07/01/2042	0.000%	6,505,000	2,000,287
Puerto Rico Sales Tax Financing Corp.(f),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	86,183,000	26,776,326
07/01/2051	0.000%	8,000,000	1,835,131
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	20,420,000	20,435,086
Total			69,575,002
South Carolina 1.2%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,164,600
South Carolina Ports Authority(c)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,612,202
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	16,927,636
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	885,000	746,185
Total			21,450,623
South Dakota 0.8%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,744,588
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	3,940,541
Total			13,685,129
Tennessee 2.0%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	359,733
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	1,800,000	1,781,960
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	4,818,023
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,210,848
Series 2017A
07/01/2048	5.000%	835,000	855,585
New Memphis Arena Public Building Authority(f)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	144,425
04/01/2033	0.000%	2,000,000	1,381,017
04/01/2038	0.000%	1,150,000	609,858
04/01/2039	0.000%	1,625,000	815,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
21

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	10,000,000	6,954,004
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	10,190,709
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	421,452
07/01/2047	3.650%	895,000	815,948
Series 2018-1
07/01/2042	3.900%	435,000	426,622
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,528,229
Total			35,313,931
Texas 10.4%
Angelina & Neches River Authority(c),(d)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	4,250,000	2,827,723
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	727,322
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,795,938
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	2,049,115
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,830,014
07/15/2036	4.000%	3,000,000	2,511,552
Series 2018
07/15/2033	5.000%	1,000,000	959,937
07/15/2037	5.000%	2,100,000	1,942,658
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,271,749
Central Texas Turnpike System(f)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	1,103,516
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,510,725
City of Austin Airport System
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,017,256
City of Austin Airport System(c)
Revenue Bonds
Series 2017B
11/15/2046	5.000%	1,000,000	1,007,489
City of Houston Airport System(c)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	10,823,509
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,289,187
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	3,998,743
Subordinated Series 2021A
07/01/2046	4.000%	2,000,000	1,914,924
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	535,000	535,608
08/15/2042	5.000%	1,500,000	1,500,316
Series 2013
08/15/2033	6.000%	260,000	260,544
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,064,529
Series 2015A
12/01/2045	5.000%	400,000	401,282
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	4,170,000	4,164,357
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,732,737
02/01/2053	5.250%	2,500,000	2,782,609
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	9,500,000	9,364,552
Dallas Love Field(c)
Revenue Bonds
Series 2017
11/01/2036	5.000%	1,000,000	1,027,064
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,684,475
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,678,534
Series 2023
02/15/2053	4.000%	4,125,000	4,049,514
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	5,000,000	5,424,789
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,578,316
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	4,500,000	4,492,216
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	443,247
11/15/2046	5.500%	750,000	621,971
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,384,211
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	650,000
07/01/2047	0.000%	1,000,000	650,000
07/01/2052	0.000%	1,500,000	975,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	675,000
07/01/2051	0.000%	5,235,000	2,355,750
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,140,750
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	798,656	442,589
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2019A
01/01/2044	4.000%	11,000,000	10,983,127
Port Beaumont Navigation District(c),(d)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2041	2.875%	1,500,000	1,009,833
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	378,660
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,441,805
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	10,000,000	10,895,679
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	737,700
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2047	4.000%	1,250,000	1,210,133
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2040	4.000%	500,000	501,309
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	2,000,084
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
23

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.(c)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	7,141,353
Segment 3C Project
Series 2019
06/30/2058	5.000%	20,000,000	20,225,576
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,012,018
12/31/2045	5.000%	2,250,000	2,257,496
12/31/2050	5.000%	7,165,000	7,172,052
12/31/2055	5.000%	6,515,000	6,477,259
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	560,187
08/01/2039	0.000%	600,000	296,727
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,731,569
Total			180,693,884
Utah 1.2%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2023A
07/01/2048	5.250%	3,000,000	3,227,700
Downtown East Streetcar Sewer Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,025,000	2,027,633
Mida Golf and Equestrian Center Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	1,640,000	1,194,821
06/01/2057	4.625%	3,360,000	2,422,330
Salt Lake City Corp. Airport(c)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	6,853,778
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,260,000	2,879,869
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah Charter School Finance Authority(d)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,840,000	3,071,468
Total			21,677,599
Virginia 2.1%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,333,955
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,251,489
County of Fairfax(h)
Unlimited General Obligation Bonds
Series 2024A
10/01/2043	4.000%	16,090,000	16,513,769
Virginia Small Business Financing Authority(c)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,533,483
Senior Lien - I-495 HOT Lanes Project
Series 2022
12/31/2057	5.000%	2,500,000	2,543,725
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	4,125,000	4,145,346
Total			37,321,767
Washington 1.4%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,811,581
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,024,898
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	10,440,072
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,512,978
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	506,144
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	2,000,000	1,404,882
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,295,836
07/01/2059	6.250%	1,165,000	1,286,015
07/01/2063	6.375%	750,000	822,066
Total			25,104,472
Wisconsin 3.0%
Public Finance Authority
Prerefunded 11/15/24 Revenue Bonds
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,674,618
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,125,437
09/01/2054	5.000%	1,000,000	879,568
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,126,598
10/01/2049	4.000%	2,690,000	2,563,683
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,962,464
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,287,383
Series 2023A
07/01/2062	5.750%	7,250,000	7,506,994
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	383,872
05/15/2047	5.250%	220,000	198,656
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	441,791
Revenue Bonds
Candela Project
Series 2023
12/15/2029	6.125%	1,000,000	996,320
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	771,844
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	2,765,300
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,793,385
Wisconsin Center District(f)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	3,342,921
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	3,945,331
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,550,547
Series 2018B
07/01/2033	4.250%	1,250,000	1,048,722
07/01/2043	4.500%	1,375,000	1,000,198
07/01/2048	5.000%	500,000	375,283
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,048,785
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	868,896
03/01/2039	3.000%	195,000	168,901
Total			51,827,497
Total Municipal Bonds (Cost $1,828,856,146)			1,719,746,387

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
25

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Short Term 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.3%
California Infrastructure & Economic Development Bank(c),(d)
Revenue Bonds
Series 2023 (Mandatory Put 08/15/24)
01/01/2050	7.890%	5,000,000	5,060,230
Total Municipal Short Term (Cost $5,000,000)			5,060,230

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(j)	217,484	217,506
Total Money Market Funds (Cost $217,484)		217,506
Total Investments in Securities (Cost $1,854,763,630)		1,745,714,123
Other Assets & Liabilities, Net		(7,667,047)
Net Assets		$1,738,047,076
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $107,667,139, which represents 6.19% of total net assets.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(f)	Zero coupon bond.
(g)	Represents a security in default.
(h)	Represents a security purchased on a when-issued basis.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2024, the total value of these securities amounted to $69,575,002, which represents 4.00% of total net assets.

(j)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	20,690,000	—	20,690,000
Municipal Bonds	—	1,719,746,387	—	1,719,746,387
Municipal Short Term	—	5,060,230	—	5,060,230
Money Market Funds	217,506	—	—	217,506
Total Investments in Securities	217,506	1,745,496,617	—	1,745,714,123
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
27

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,854,763,630)	$1,745,714,123
Cash	85,213
Receivable for:
Capital shares sold	6,700,137
Dividends	25,805
Interest	16,659,322
Expense reimbursement due from Investment Manager	2,566
Prepaid expenses	14,568
Other assets	48,107
Total assets	1,769,249,841
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	20,436,298
Capital shares redeemed	4,680,848
Distributions to shareholders	5,808,850
Management services fees	21,864
Distribution and/or service fees	5,565
Transfer agent fees	86,049
Compensation of chief compliance officer	162
Compensation of board members	2,430
Other expenses	11,638
Deferred compensation of board members	149,061
Total liabilities	31,202,765
Net assets applicable to outstanding capital stock	$1,738,047,076
Represented by
Paid in capital	2,006,426,183
Total distributable earnings (loss)	(268,379,107)
Total - representing net assets applicable to outstanding capital stock	$1,738,047,076
Class A
Net assets	$636,535,751
Shares outstanding	43,300,615
Net asset value per share	$14.70
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.15
Advisor Class
Net assets	$40,360,376
Shares outstanding	2,749,288
Net asset value per share	$14.68
Class C
Net assets	$46,007,386
Shares outstanding	3,127,704
Net asset value per share	$14.71
Institutional Class
Net assets	$840,197,756
Shares outstanding	57,267,096
Net asset value per share	$14.67
Institutional 2 Class
Net assets	$44,117,458
Shares outstanding	3,006,724
Net asset value per share	$14.67
Institutional 3 Class
Net assets	$130,828,349
Shares outstanding	8,902,683
Net asset value per share	$14.70
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$67,661
Interest	36,322,788
Total income	36,390,449
Expenses:
Management services fees	3,924,967
Distribution and/or service fees
Class A	782,778
Class C	236,713
Transfer agent fees
Class A	203,927
Advisor Class	13,300
Class C	15,413
Institutional Class	261,733
Institutional 2 Class	11,877
Institutional 3 Class	4,798
Custodian fees	8,463
Printing and postage fees	30,009
Registration fees	105,144
Accounting services fees	20,863
Legal fees	24,378
Interest on interfund lending	5,693
Compensation of chief compliance officer	162
Compensation of board members	16,603
Deferred compensation of board members	13,921
Other	18,727
Total expenses	5,699,469
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(385,261)
Total net expenses	5,314,208
Net investment income	31,076,241
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(24,496,760)
Futures contracts	3,337,398
Net realized loss	(21,159,362)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	51,292,214
Net change in unrealized appreciation (depreciation)	51,292,214
Net realized and unrealized gain	30,132,852
Net increase in net assets resulting from operations	$61,209,093
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
29

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$31,076,241	$60,647,759
Net realized loss	(21,159,362)	(63,690,021)
Net change in unrealized appreciation (depreciation)	51,292,214	(39,482,292)
Net increase (decrease) in net assets resulting from operations	61,209,093	(42,524,554)
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,375,485)	(22,536,479)
Advisor Class	(789,908)	(1,625,624)
Class C	(681,310)	(1,507,459)
Institutional Class	(15,606,719)	(30,260,924)
Institutional 2 Class	(786,739)	(992,219)
Institutional 3 Class	(2,596,001)	(5,160,608)
Total distributions to shareholders	(31,836,162)	(62,083,313)
Decrease in net assets from capital stock activity	(64,028,050)	(280,989,420)
Total decrease in net assets	(34,655,119)	(385,597,287)
Net assets at beginning of period	1,772,702,195	2,158,299,482
Net assets at end of period	$1,738,047,076	$1,772,702,195
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	4,193,958	59,552,611	11,284,180	161,342,103
Distributions reinvested	782,631	11,005,667	1,531,599	21,814,899
Shares redeemed	(7,487,612)	(104,717,966)	(17,493,940)	(248,939,566)
Net decrease	(2,511,023)	(34,159,688)	(4,678,161)	(65,782,564)
Advisor Class
Shares sold	679,644	9,633,382	1,903,746	27,261,919
Distributions reinvested	56,265	789,904	114,245	1,625,377
Shares redeemed	(1,707,942)	(23,873,394)	(1,853,386)	(26,243,798)
Net increase (decrease)	(972,033)	(13,450,108)	164,605	2,643,498
Class C
Shares sold	292,953	4,127,829	616,278	8,816,429
Distributions reinvested	45,179	635,593	97,316	1,386,571
Shares redeemed	(845,423)	(11,869,955)	(1,698,018)	(24,243,499)
Net decrease	(507,291)	(7,106,533)	(984,424)	(14,040,499)
Institutional Class
Shares sold	15,349,832	215,397,114	35,662,984	509,063,144
Distributions reinvested	1,002,485	14,073,623	1,910,477	27,138,397
Shares redeemed	(17,512,791)	(243,690,602)	(50,231,502)	(711,421,347)
Net decrease	(1,160,474)	(14,219,865)	(12,658,041)	(175,219,806)
Institutional 2 Class
Shares sold	1,902,967	26,475,351	1,005,462	14,508,421
Distributions reinvested	56,018	786,730	69,771	992,057
Shares redeemed	(873,916)	(12,154,122)	(1,825,994)	(25,626,974)
Net increase (decrease)	1,085,069	15,107,959	(750,761)	(10,126,496)
Institutional 3 Class
Shares sold	1,707,347	24,046,095	4,225,119	60,421,944
Distributions reinvested	92,456	1,300,086	181,342	2,580,795
Shares redeemed	(2,549,228)	(35,545,996)	(5,739,432)	(81,466,292)
Net decrease	(749,425)	(10,199,815)	(1,332,971)	(18,463,553)
Total net decrease	(4,815,177)	(64,028,050)	(20,239,753)	(280,989,420)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$14.41	0.25	0.30	0.55	(0.26)	—	(0.26)
Year Ended 7/31/2023	$15.07	0.47	(0.65)	(0.18)	(0.48)	—	(0.48)
Year Ended 7/31/2022	$17.28	0.36	(2.14)	(1.78)	(0.37)	(0.06)	(0.43)
Year Ended 7/31/2021(g)	$16.69	0.37	0.59	0.96	(0.37)	—	(0.37)
Year Ended 7/31/2020(g)	$16.48	0.44	0.25	0.69	(0.44)	(0.04)	(0.48)
Year Ended 7/31/2019(g)	$15.98	0.52	0.54	1.06	(0.52)	(0.04)	(0.56)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$14.39	0.27	0.29	0.56	(0.27)	—	(0.27)
Year Ended 7/31/2023	$15.04	0.50	(0.64)	(0.14)	(0.51)	—	(0.51)
Year Ended 7/31/2022	$17.26	0.40	(2.15)	(1.75)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021(g)	$16.67	0.41	0.59	1.00	(0.41)	—	(0.41)
Year Ended 7/31/2020(g)	$16.46	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019(g)	$15.95	0.56	0.55	1.11	(0.56)	(0.04)	(0.60)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$14.42	0.20	0.29	0.49	(0.20)	—	(0.20)
Year Ended 7/31/2023	$15.08	0.36	(0.65)	(0.29)	(0.37)	—	(0.37)
Year Ended 7/31/2022	$17.29	0.24	(2.14)	(1.90)	(0.25)	(0.06)	(0.31)
Year Ended 7/31/2021(g)	$16.71	0.25	0.58	0.83	(0.25)	—	(0.25)
Year Ended 7/31/2020(g)	$16.49	0.32	0.26	0.58	(0.32)	(0.04)	(0.36)
Year Ended 7/31/2019(g)	$15.99	0.40	0.54	0.94	(0.40)	(0.04)	(0.44)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$14.38	0.27	0.29	0.56	(0.27)	—	(0.27)
Year Ended 7/31/2023	$15.04	0.50	(0.65)	(0.15)	(0.51)	—	(0.51)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021(g)	$16.66	0.41	0.59	1.00	(0.41)	—	(0.41)
Year Ended 7/31/2020(g)	$16.45	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019(g)	$15.94	0.56	0.55	1.11	(0.56)	(0.04)	(0.60)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$14.38	0.27	0.30	0.57	(0.28)	—	(0.28)
Year Ended 7/31/2023	$15.04	0.50	(0.64)	(0.14)	(0.52)	—	(0.52)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021(g)	$16.66	0.41	0.60	1.01	(0.42)	—	(0.42)
Year Ended 7/31/2020(g)	$16.45	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019(g)	$15.94	0.56	0.55	1.11	(0.56)	(0.04)	(0.60)
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$14.70	3.90%	0.81% (c)	0.76% (c)	3.55%	13%	$636,536
Year Ended 7/31/2023	$14.41	(1.11% )	0.80% (c)	0.77% (c)	3.24%	19%	$660,007
Year Ended 7/31/2022	$15.07	(10.43% )	0.78% (c),(d)	0.78% (c),(d),(e),(f)	2.24%	29%	$760,677
Year Ended 7/31/2021(g)	$17.28	5.91%	0.78% (h)	0.78% (f),(h)	2.21%	14%	$916,301
Year Ended 7/31/2020(g)	$16.69	4.25%	0.80% (i)	0.80% (e),(f),(i)	2.66%	32%	$843,707
Year Ended 7/31/2019(g)	$16.48	7.05%	0.81%	0.81% (f)	3.23%	30%	$792,540
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$14.68	4.02%	0.56% (c)	0.51% (c)	3.79%	13%	$40,360
Year Ended 7/31/2023	$14.39	(0.80% )	0.55% (c)	0.52% (c)	3.49%	19%	$53,541
Year Ended 7/31/2022	$15.04	(10.28% )	0.53% (c),(d)	0.53% (c),(d),(e),(f)	2.47%	29%	$53,510
Year Ended 7/31/2021(g)	$17.26	6.06%	0.53% (h)	0.53% (f),(h)	2.46%	14%	$72,397
Year Ended 7/31/2020(g)	$16.67	4.77%	0.55% (i)	0.55% (e),(f),(i)	2.91%	32%	$60,124
Year Ended 7/31/2019(g)	$16.46	7.06%	0.56%	0.56% (f)	3.47%	30%	$46,584
Class C
Six Months Ended 1/31/2024 (Unaudited)	$14.71	3.50%	1.56% (c)	1.51% (c)	2.80%	13%	$46,007
Year Ended 7/31/2023	$14.42	(1.85% )	1.55% (c)	1.53% (c)	2.48%	19%	$52,403
Year Ended 7/31/2022	$15.08	(11.09% )	1.53% (c),(d)	1.53% (c),(d),(e),(f)	1.48%	29%	$69,643
Year Ended 7/31/2021(g)	$17.29	4.93%	1.53% (h)	1.53% (f),(h)	1.46%	14%	$90,170
Year Ended 7/31/2020(g)	$16.71	3.73%	1.55% (i)	1.55% (e),(f),(i)	1.91%	32%	$91,717
Year Ended 7/31/2019(g)	$16.49	5.98%	1.56%	1.56% (f)	2.48%	30%	$72,283
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$14.67	4.03%	0.56% (c)	0.51% (c)	3.80%	13%	$840,198
Year Ended 7/31/2023	$14.38	(0.87% )	0.55% (c)	0.53% (c)	3.47%	19%	$840,109
Year Ended 7/31/2022	$15.04	(10.22% )	0.53% (c),(d)	0.53% (c),(d),(e),(f)	2.45%	29%	$1,068,842
Year Ended 7/31/2021(g)	$17.25	6.00%	0.53% (h)	0.53% (f),(h)	2.46%	14%	$1,559,431
Year Ended 7/31/2020(g)	$16.66	4.77%	0.55% (i)	0.55% (e),(f),(i)	2.91%	32%	$1,218,644
Year Ended 7/31/2019(g)	$16.45	7.06%	0.56%	0.56% (f)	3.46%	30%	$930,894
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$14.67	4.04%	0.55% (c)	0.51% (c)	3.84%	13%	$44,117
Year Ended 7/31/2023	$14.38	(0.86% )	0.55% (c)	0.52% (c)	3.47%	19%	$27,632
Year Ended 7/31/2022	$15.04	(10.22% )	0.52% (c),(d)	0.52% (c),(d),(f)	2.44%	29%	$40,187
Year Ended 7/31/2021(g)	$17.25	6.01%	0.53% (h)	0.52% (f),(h)	2.47%	14%	$62,604
Year Ended 7/31/2020(g)	$16.66	4.78%	0.54% (i)	0.54% (f),(i)	2.91%	32%	$51,339
Year Ended 7/31/2019(g)	$16.45	7.06%	0.55%	0.55% (f)	3.45%	30%	$39,068
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
33

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$14.40	0.27	0.31	0.58	(0.28)	—	(0.28)
Year Ended 7/31/2023	$15.06	0.51	(0.65)	(0.14)	(0.52)	—	(0.52)
Year Ended 7/31/2022	$17.28	0.41	(2.15)	(1.74)	(0.42)	(0.06)	(0.48)
Year Ended 7/31/2021(g)	$16.69	0.42	0.60	1.02	(0.43)	—	(0.43)
Year Ended 7/31/2020(g)	$16.47	0.48	0.26	0.74	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019(g)	$15.97	0.56	0.58	1.14	(0.60)	(0.04)	(0.64)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. If the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by less than 0.01%.

(g)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(h)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(i)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

The accompanying Notes to Financial Statements are an integral part of this statement.
34
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$14.70	4.12%	0.50% (c)	0.46% (c)	3.85%	13%	$130,828
Year Ended 7/31/2023	$14.40	(0.81% )	0.50% (c)	0.47% (c)	3.53%	19%	$139,010
Year Ended 7/31/2022	$15.06	(10.21% )	0.48% (c),(d)	0.47% (c),(d),(f)	2.55%	29%	$165,440
Year Ended 7/31/2021(g)	$17.28	6.24%	0.48% (h)	0.47% (f),(h)	2.51%	14%	$181,928
Year Ended 7/31/2020(g)	$16.69	4.58%	0.49% (i)	0.49% (f),(i)	2.96%	32%	$104,667
Year Ended 7/31/2019(g)	$16.47	7.38%	0.50%	0.50% (f)	3.52%	30%	$52,836
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
35

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Strategic Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
36
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
37

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At January 31, 2024, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	3,337,398
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Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	25,925,357
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
39

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
40
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $380,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	83,699
Class C	—	1.00 (b)	1,618

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
41

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	0.75%	0.77%
Advisor Class	0.50	0.52
Class C	1.50	1.52
Institutional Class	0.50	0.52
Institutional 2 Class	0.50	0.51
Institutional 3 Class	0.45	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,854,764,000	24,471,000	(133,521,000)	(109,050,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(87,221,830)	(47,187,142)	(134,408,972)
42
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $221,205,108 and $282,488,303, respectively, for the six months ended January 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,750,000	5.86	20
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
43

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support,
44
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 49.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Strategic Municipal Income Fund  | Semiannual Report 2024
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Columbia Strategic Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR118_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Disciplined Growth Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Disciplined Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Growth Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/17/07	8.20	34.03	15.56	14.15
	Including sales charges		1.98	26.32	14.19	13.47
Advisor Class*		06/01/15	8.35	34.27	15.84	14.39
Class C	Excluding sales charges	05/17/07	7.89	33.11	14.69	13.29
	Including sales charges		6.89	32.11	14.69	13.29
Institutional Class		09/27/10	8.40	34.32	15.85	14.44
Institutional 2 Class		11/08/12	8.39	34.47	15.89	14.52
Institutional 3 Class*		06/01/15	8.38	34.38	15.93	14.50
Class R		05/17/07	8.11	33.68	15.25	13.85
Russell 1000 Growth Index			9.65	34.99	18.04	15.48
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at January 31, 2024)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2024)
Communication Services	12.1
Consumer Discretionary	15.3
Consumer Staples	3.8
Energy	0.2
Financials	6.1
Health Care	10.8
Industrials	6.0
Information Technology	44.0
Materials	1.1
Real Estate	0.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Equity sub-industry breakdown (%) (at January 31, 2024)
Information Technology
Application Software	3.6
Communications Equipment	0.3
Semiconductor Materials & Equipment	1.3
Semiconductors	9.7
Systems Software	16.9
Technology Hardware, Storage & Peripherals	12.2
Total	44.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Disciplined Growth Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,082.00	1,019.76	5.60	5.43	1.07
Advisor Class	1,000.00	1,000.00	1,083.50	1,021.06	4.24	4.12	0.81
Class C	1,000.00	1,000.00	1,078.90	1,015.99	9.51	9.22	1.82
Institutional Class	1,000.00	1,000.00	1,084.00	1,021.06	4.24	4.12	0.81
Institutional 2 Class	1,000.00	1,000.00	1,083.90	1,021.17	4.14	4.01	0.79
Institutional 3 Class	1,000.00	1,000.00	1,083.80	1,021.47	3.82	3.71	0.73
Class R	1,000.00	1,000.00	1,081.10	1,018.50	6.91	6.70	1.32
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 11.9%
Entertainment 1.3%
Playtika Holding Corp.(a)	141,761	1,023,515
Spotify Technology SA(a)	10,600	2,282,710
Total		3,306,225
Interactive Media & Services 10.6%
Alphabet, Inc., Class A(a)	81,992	11,487,079
Meta Platforms, Inc., Class A(a)	31,024	12,103,703
Pinterest, Inc., Class A(a)	70,650	2,647,256
Total		26,238,038
Total Communication Services		29,544,263
Consumer Discretionary 15.2%
Automobiles 1.3%
Tesla, Inc.(a)	17,340	3,247,609
Broadline Retail 5.6%
Amazon.com, Inc.(a)	78,189	12,134,933
eBay, Inc.	39,582	1,625,633
Total		13,760,566
Hotels, Restaurants & Leisure 3.3%
Booking Holdings, Inc.(a)	1,599	5,608,444
Expedia Group, Inc.(a)	17,338	2,571,746
Total		8,180,190
Household Durables 1.5%
NVR, Inc.(a)	396	2,801,815
TopBuild Corp.(a)	2,558	944,234
Total		3,746,049
Specialty Retail 2.0%
Home Depot, Inc. (The)	1,003	354,019
Ross Stores, Inc.	3,529	495,048
TJX Companies, Inc. (The)	43,058	4,086,635
Total		4,935,702
Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp.(a)	4,950	3,730,963
Total Consumer Discretionary		37,601,079
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.7%
Beverages 0.5%
Coca-Cola Co. (The)	20,004	1,190,038
Consumer Staples Distribution & Retail 0.6%
Target Corp.	11,000	1,529,880
Household Products 2.5%
Kimberly-Clark Corp.	12,681	1,534,020
Procter & Gamble Co. (The)	29,585	4,648,987
Total		6,183,007
Tobacco 0.1%
Altria Group, Inc.	8,616	345,674
Total Consumer Staples		9,248,599
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
APA Corp.	17,250	540,443
Total Energy		540,443
Financials 6.0%
Banks 0.5%
First Citizens BancShares Inc., Class A	874	1,319,740
Capital Markets 0.6%
XP, Inc., Class A	61,000	1,499,380
Financial Services 3.6%
Fiserv, Inc.(a)	24,721	3,507,168
MasterCard, Inc., Class A	3,238	1,454,607
Visa, Inc., Class A	14,367	3,925,926
Total		8,887,701
Insurance 1.3%
Marsh & McLennan Companies, Inc.	16,463	3,191,188
Total Financials		14,898,009
Health Care 10.7%
Biotechnology 3.1%
AbbVie, Inc.	20,581	3,383,516
Amgen, Inc.	2,930	920,782
BioMarin Pharmaceutical, Inc.(a)	4,888	430,535
Regeneron Pharmaceuticals, Inc.(a)	728	686,344
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Disciplined Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	2,412	287,004
Vertex Pharmaceuticals, Inc.(a)	4,468	1,936,342
Total		7,644,523
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	34,226	3,872,672
Align Technology, Inc.(a)	13,382	3,577,276
ResMed, Inc.	2,450	465,990
Total		7,915,938
Health Care Providers & Services 2.7%
Cardinal Health, Inc.	36,661	4,003,014
Humana, Inc.	4,770	1,803,346
UnitedHealth Group, Inc.	1,705	872,517
Total		6,678,877
Pharmaceuticals 1.7%
Eli Lilly & Co.	2,562	1,654,053
Jazz Pharmaceuticals PLC(a)	19,078	2,341,252
Merck & Co., Inc.	3,000	362,340
Total		4,357,645
Total Health Care		26,596,983
Industrials 6.0%
Building Products 0.7%
Advanced Drainage Systems, Inc.	3,900	508,638
AO Smith Corp.	15,500	1,202,955
Total		1,711,593
Commercial Services & Supplies 1.3%
Cintas Corp.	5,400	3,264,678
Ground Transportation 0.6%
Uber Technologies, Inc.(a)	21,951	1,432,742
Machinery 2.5%
Allison Transmission Holdings, Inc.	66,474	4,024,336
Caterpillar, Inc.	7,098	2,131,600
Total		6,155,936
Passenger Airlines 0.2%
American Airlines Group, Inc.(a)	31,376	446,481
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.7%
Automatic Data Processing, Inc.	2,243	551,284
Paychex, Inc.	9,457	1,151,201
Total		1,702,485
Total Industrials		14,713,915
Information Technology 43.6%
Communications Equipment 0.3%
Arista Networks, Inc.(a)	2,900	750,172
Semiconductors & Semiconductor Equipment 10.9%
Advanced Micro Devices, Inc.(a)	21,096	3,537,588
Applied Materials, Inc.	16,904	2,777,327
Broadcom, Inc.	3,220	3,799,600
Lam Research Corp.	445	367,201
Lattice Semiconductor Corp.(a)	18,700	1,138,082
NVIDIA Corp.	19,830	12,200,804
QUALCOMM, Inc.	20,799	3,088,860
Total		26,909,462
Software 20.3%
Adobe, Inc.(a)	6,321	3,904,988
Crowdstrike Holdings, Inc., Class A(a)	12,550	3,670,875
DocuSign, Inc.(a)	29,524	1,798,602
Dropbox, Inc., Class A(a)	63,062	1,997,804
Fortinet, Inc.(a)	67,263	4,337,791
Microsoft Corp.	69,247	27,531,222
Palo Alto Networks, Inc.(a)	8,085	2,736,853
Salesforce, Inc.(a)	4,350	1,222,742
ServiceNow, Inc.(a)	4,130	3,161,102
Total		50,361,979
Technology Hardware, Storage & Peripherals 12.1%
Apple, Inc.(b)	162,308	29,929,595
Total Information Technology		107,951,208
Materials 1.1%
Construction Materials 1.1%
Eagle Materials, Inc.	12,139	2,746,813
Total Materials		2,746,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.6%
Specialized REITs 0.6%
American Tower Corp.	2,497	488,538
Equinix, Inc.	1,246	1,033,893
Total		1,522,431
Total Real Estate		1,522,431
Total Common Stocks (Cost $132,411,562)		245,363,743

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(c),(d)	2,304,865	2,304,404
Total Money Market Funds (Cost $2,303,755)		2,304,404
Total Investments in Securities (Cost: $134,715,317)		247,668,147
Other Assets & Liabilities, Net		241,077
Net Assets		247,909,224
At January 31, 2024, securities and/or cash totaling $378,020 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	10	03/2024	USD	2,435,250	114,541	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	2,422,587	13,719,403	(13,838,047)	461	2,304,404	(64)	111,343	2,304,865
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Disciplined Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	29,544,263	—	—	29,544,263
Consumer Discretionary	37,601,079	—	—	37,601,079
Consumer Staples	9,248,599	—	—	9,248,599
Energy	540,443	—	—	540,443
Financials	14,898,009	—	—	14,898,009
Health Care	26,596,983	—	—	26,596,983
Industrials	14,713,915	—	—	14,713,915
Information Technology	107,951,208	—	—	107,951,208
Materials	2,746,813	—	—	2,746,813
Real Estate	1,522,431	—	—	1,522,431
Total Common Stocks	245,363,743	—	—	245,363,743
Money Market Funds	2,304,404	—	—	2,304,404
Total Investments in Securities	247,668,147	—	—	247,668,147
Investments in Derivatives
Asset
Futures Contracts	114,541	—	—	114,541
Total	247,782,688	—	—	247,782,688
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $132,411,562)	$245,363,743
Affiliated issuers (cost $2,303,755)	2,304,404
Receivable for:
Investments sold	11,265,256
Capital shares sold	439,795
Dividends	132,282
Expense reimbursement due from Investment Manager	769
Prepaid expenses	5,500
Total assets	259,511,749
Liabilities
Payable for:
Investments purchased	11,261,154
Capital shares redeemed	178,001
Variation margin for futures contracts	40,250
Management services fees	5,178
Distribution and/or service fees	1,261
Transfer agent fees	15,360
Compensation of chief compliance officer	21
Compensation of board members	1,005
Other expenses	2,043
Deferred compensation of board members	98,252
Total liabilities	11,602,525
Net assets applicable to outstanding capital stock	$247,909,224
Represented by
Paid in capital	129,055,829
Total distributable earnings (loss)	118,853,395
Total - representing net assets applicable to outstanding capital stock	$247,909,224
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Disciplined Growth Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
January 31, 2024 (Unaudited)
Class A
Net assets	$147,364,359
Shares outstanding	15,454,513
Net asset value per share	$9.54
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.12
Advisor Class
Net assets	$5,036,786
Shares outstanding	516,538
Net asset value per share	$9.75
Class C
Net assets	$7,971,288
Shares outstanding	962,046
Net asset value per share	$8.29
Institutional Class
Net assets	$52,294,805
Shares outstanding	5,327,479
Net asset value per share	$9.82
Institutional 2 Class
Net assets	$3,835,614
Shares outstanding	365,736
Net asset value per share	$10.49
Institutional 3 Class
Net assets	$30,549,396
Shares outstanding	3,051,203
Net asset value per share	$10.01
Class R
Net assets	$856,976
Shares outstanding	91,306
Net asset value per share	$9.39
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
11

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$837,294
Dividends — affiliated issuers	111,343
Total income	948,637
Expenses:
Management services fees	847,373
Distribution and/or service fees
Class A	170,922
Class C	39,613
Class R	2,006
Transfer agent fees
Class A	60,049
Advisor Class	1,989
Class C	3,478
Institutional Class	19,686
Institutional 2 Class	1,170
Institutional 3 Class	859
Class R	352
Custodian fees	2,343
Printing and postage fees	8,391
Registration fees	52,934
Accounting services fees	15,581
Legal fees	7,617
Interest on collateral	48
Compensation of chief compliance officer	21
Compensation of board members	7,191
Deferred compensation of board members	8,330
Other	7,117
Total expenses	1,257,070
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(138,070)
Expense reduction	(40)
Total net expenses	1,118,960
Net investment loss	(170,323)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,767,707
Investments — affiliated issuers	(64)
Futures contracts	275,931
Net realized gain	11,043,574
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,414,355
Investments — affiliated issuers	461
Futures contracts	(48,809)
Net change in unrealized appreciation (depreciation)	8,366,007
Net realized and unrealized gain	19,409,581
Net increase in net assets resulting from operations	$19,239,258
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Disciplined Growth Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment loss	$(170,323)	$(61,924)
Net realized gain	11,043,574	15,328,841
Net change in unrealized appreciation (depreciation)	8,366,007	14,688,773
Net increase in net assets resulting from operations	19,239,258	29,955,690
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,842,600)	(11,920,336)
Advisor Class	(260,897)	(613,286)
Class C	(490,203)	(1,081,363)
Institutional Class	(2,715,474)	(3,507,339)
Institutional 2 Class	(187,838)	(320,667)
Institutional 3 Class	(1,571,857)	(1,979,187)
Class R	(44,814)	(53,421)
Total distributions to shareholders	(13,113,683)	(19,475,599)
Increase (decrease) in net assets from capital stock activity	19,255,176	(5,955,869)
Total increase in net assets	25,380,751	4,524,222
Net assets at beginning of period	222,528,473	218,004,251
Net assets at end of period	$247,909,224	$222,528,473
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	909,863	8,264,764	2,317,156	18,603,004
Distributions reinvested	860,232	7,716,279	1,604,074	11,661,622
Shares redeemed	(1,193,645)	(10,866,056)	(3,584,241)	(28,449,326)
Net increase	576,450	5,114,987	336,989	1,815,300
Advisor Class
Shares sold	32,950	308,597	66,552	534,522
Distributions reinvested	28,451	260,897	82,614	612,168
Shares redeemed	(24,407)	(224,015)	(398,865)	(3,013,768)
Net increase (decrease)	36,994	345,479	(249,699)	(1,867,078)
Class C
Shares sold	158,315	1,247,611	196,293	1,414,259
Distributions reinvested	62,578	488,108	167,405	1,071,391
Shares redeemed	(247,341)	(1,973,064)	(733,925)	(5,130,601)
Net decrease	(26,448)	(237,345)	(370,227)	(2,644,951)
Institutional Class
Shares sold	1,703,582	16,046,374	1,176,744	9,787,972
Distributions reinvested	292,786	2,702,414	467,706	3,489,088
Shares redeemed	(985,068)	(9,323,676)	(2,362,312)	(19,436,340)
Net increase (decrease)	1,011,300	9,425,112	(717,862)	(6,159,280)
Institutional 2 Class
Shares sold	37,235	367,648	77,294	670,699
Distributions reinvested	19,050	187,837	40,386	320,667
Shares redeemed	(24,768)	(248,646)	(168,412)	(1,405,786)
Net increase (decrease)	31,517	306,839	(50,732)	(414,420)
Institutional 3 Class
Shares sold	564,123	5,327,249	691,348	5,816,645
Distributions reinvested	166,655	1,568,223	259,629	1,970,581
Shares redeemed	(275,885)	(2,643,534)	(549,045)	(4,666,686)
Net increase	454,893	4,251,938	401,932	3,120,540
Class R
Shares sold	8,172	72,247	19,206	167,598
Distributions reinvested	5,057	44,653	7,413	53,154
Shares redeemed	(7,481)	(68,734)	(3,324)	(26,732)
Net increase	5,748	48,166	23,295	194,020
Total net increase (decrease)	2,090,454	19,255,176	(626,304)	(5,955,869)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Disciplined Growth Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$9.34	(0.01)	0.74	0.73	—	(0.53)	(0.53)
Year Ended 7/31/2023	$8.93	(0.01)	1.29	1.28	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.30	(0.02)	(0.61)	(0.63)	—	(2.74)	(2.74)
Year Ended 7/31/2021	$10.34	(0.01)	3.29	3.28	(0.00)(e)	(1.32)	(1.32)
Year Ended 7/31/2020	$9.24	0.01	1.83	1.84	(0.04)	(0.70)	(0.74)
Year Ended 7/31/2019	$10.11	0.03	0.31	0.34	—	(1.21)	(1.21)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$9.53	0.00 (e)	0.76	0.76	—	(0.54)	(0.54)
Year Ended 7/31/2023	$9.08	0.01	1.31	1.32	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.45	0.01	(0.63)	(0.62)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.44	0.02	3.33	3.35	(0.02)	(1.32)	(1.34)
Year Ended 7/31/2020	$9.32	0.04	1.84	1.88	(0.06)	(0.70)	(0.76)
Year Ended 7/31/2019	$10.18	0.06	0.30	0.36	(0.01)	(1.21)	(1.22)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$8.18	(0.04)	0.65	0.61	—	(0.50)	(0.50)
Year Ended 7/31/2023	$8.01	(0.06)	1.10	1.04	—	(0.87)	(0.87)
Year Ended 7/31/2022	$11.32	(0.09)	(0.52)	(0.61)	—	(2.70)	(2.70)
Year Ended 7/31/2021	$9.67	(0.09)	3.06	2.97	—	(1.32)	(1.32)
Year Ended 7/31/2020	$8.71	(0.05)	1.71	1.66	—	(0.70)	(0.70)
Year Ended 7/31/2019	$9.67	(0.03)	0.28	0.25	—	(1.21)	(1.21)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$9.59	0.00 (e)	0.77	0.77	—	(0.54)	(0.54)
Year Ended 7/31/2023	$9.13	0.01	1.32	1.33	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.50	0.01	(0.63)	(0.62)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.48	0.02	3.34	3.36	(0.02)	(1.32)	(1.34)
Year Ended 7/31/2020	$9.36	0.04	1.84	1.88	(0.06)	(0.70)	(0.76)
Year Ended 7/31/2019	$10.21	0.06	0.31	0.37	(0.01)	(1.21)	(1.22)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$10.21	0.00 (e)	0.82	0.82	—	(0.54)	(0.54)
Year Ended 7/31/2023	$9.66	0.02	1.40	1.42	—	(0.87)	(0.87)
Year Ended 7/31/2022	$13.08	0.01	(0.68)	(0.67)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.91	0.02	3.50	3.52	(0.03)	(1.32)	(1.35)
Year Ended 7/31/2020	$9.71	0.05	1.92	1.97	(0.07)	(0.70)	(0.77)
Year Ended 7/31/2019	$10.55	0.07	0.32	0.39	(0.02)	(1.21)	(1.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$9.54	8.20%	1.19% (c)	1.07% (c),(d)	(0.22% )	29%	$147,364
Year Ended 7/31/2023	$9.34	17.08%	1.21% (c)	1.07% (c),(d)	(0.09% )	71%	$138,894
Year Ended 7/31/2022	$8.93	(8.64% )	1.17% (c)	1.07% (c),(d)	(0.16% )	71%	$129,906
Year Ended 7/31/2021	$12.30	34.51%	1.17% (c)	1.10% (c),(d)	(0.09% )	87%	$168,331
Year Ended 7/31/2020	$10.34	21.22%	1.17%	1.16%	0.16%	78%	$135,119
Year Ended 7/31/2019	$9.24	4.98%	1.17%	1.17%	0.37%	78%	$129,678
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$9.75	8.35%	0.94% (c)	0.81% (c),(d)	0.03%	29%	$5,037
Year Ended 7/31/2023	$9.53	17.25%	0.96% (c)	0.82% (c),(d)	0.17%	71%	$4,571
Year Ended 7/31/2022	$9.08	(8.42% )	0.92% (c)	0.82% (c),(d)	0.09%	71%	$6,624
Year Ended 7/31/2021	$12.45	34.98%	0.92% (c)	0.85% (c),(d)	0.16%	87%	$8,951
Year Ended 7/31/2020	$10.44	21.56%	0.92%	0.91%	0.41%	78%	$8,198
Year Ended 7/31/2019	$9.32	5.17%	0.92%	0.92%	0.62%	78%	$8,471
Class C
Six Months Ended 1/31/2024 (Unaudited)	$8.29	7.89%	1.94% (c)	1.82% (c),(d)	(0.97% )	29%	$7,971
Year Ended 7/31/2023	$8.18	15.98%	1.96% (c)	1.82% (c),(d)	(0.84% )	71%	$8,089
Year Ended 7/31/2022	$8.01	(9.25% )	1.92% (c)	1.82% (c),(d)	(0.91% )	71%	$10,877
Year Ended 7/31/2021	$11.32	33.62%	1.92% (c)	1.85% (c),(d)	(0.84% )	87%	$16,557
Year Ended 7/31/2020	$9.67	20.29%	1.92%	1.91%	(0.59% )	78%	$15,962
Year Ended 7/31/2019	$8.71	4.19%	1.92%	1.92%	(0.38% )	78%	$17,964
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$9.82	8.40%	0.94% (c)	0.81% (c),(d)	0.02%	29%	$52,295
Year Ended 7/31/2023	$9.59	17.26%	0.96% (c)	0.82% (c),(d)	0.16%	71%	$41,402
Year Ended 7/31/2022	$9.13	(8.38% )	0.92% (c)	0.82% (c),(d)	0.09%	71%	$45,968
Year Ended 7/31/2021	$12.50	34.93%	0.92% (c)	0.85% (c),(d)	0.16%	87%	$59,164
Year Ended 7/31/2020	$10.48	21.46%	0.92%	0.91%	0.42%	78%	$66,065
Year Ended 7/31/2019	$9.36	5.26%	0.92%	0.92%	0.61%	78%	$86,537
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$10.49	8.39%	0.92% (c)	0.79% (c)	0.05%	29%	$3,836
Year Ended 7/31/2023	$10.21	17.25%	0.93% (c)	0.80% (c)	0.18%	71%	$3,413
Year Ended 7/31/2022	$9.66	(8.38% )	0.90% (c)	0.80% (c)	0.11%	71%	$3,718
Year Ended 7/31/2021	$13.08	35.00%	0.89% (c)	0.82% (c)	0.18%	87%	$4,879
Year Ended 7/31/2020	$10.91	21.59%	0.86%	0.85%	0.51%	78%	$4,611
Year Ended 7/31/2019	$9.71	5.27%	0.86%	0.85%	0.70%	78%	$10,235
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$9.77	0.01	0.77	0.78	—	(0.54)	(0.54)
Year Ended 7/31/2023	$9.28	0.02	1.34	1.36	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.66	0.02	(0.65)	(0.63)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.60	0.02	3.39	3.41	(0.03)	(1.32)	(1.35)
Year Ended 7/31/2020	$9.46	0.05	1.86	1.91	(0.07)	(0.70)	(0.77)
Year Ended 7/31/2019	$10.31	0.07	0.31	0.38	(0.02)	(1.21)	(1.23)
Class R
Six Months Ended 1/31/2024 (Unaudited)	$9.20	(0.02)	0.73	0.71	—	(0.52)	(0.52)
Year Ended 7/31/2023	$8.84	(0.03)	1.26	1.23	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.21	(0.04)	(0.61)	(0.65)	—	(2.72)	(2.72)
Year Ended 7/31/2021	$10.34	(0.04)	3.27	3.23	(0.04)	(1.32)	(1.36)
Year Ended 7/31/2020	$9.24	(0.01)	1.83	1.82	(0.02)	(0.70)	(0.72)
Year Ended 7/31/2019	$10.13	0.01	0.31	0.32	—	(1.21)	(1.21)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Disciplined Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$10.01	8.38%	0.86% (c)	0.73% (c)	0.11%	29%	$30,549
Year Ended 7/31/2023	$9.77	17.32%	0.88% (c)	0.74% (c)	0.24%	71%	$25,372
Year Ended 7/31/2022	$9.28	(8.32% )	0.83% (c)	0.74% (c)	0.13%	71%	$20,361
Year Ended 7/31/2021	$12.66	35.05%	0.82% (c)	0.77% (c)	0.20%	87%	$52,816
Year Ended 7/31/2020	$10.60	21.58%	0.81%	0.79%	0.53%	78%	$206,590
Year Ended 7/31/2019	$9.46	5.35%	0.80%	0.80%	0.75%	78%	$213,693
Class R
Six Months Ended 1/31/2024 (Unaudited)	$9.39	8.11%	1.44% (c)	1.32% (c),(d)	(0.47% )	29%	$857
Year Ended 7/31/2023	$9.20	16.68%	1.46% (c)	1.32% (c),(d)	(0.35% )	71%	$787
Year Ended 7/31/2022	$8.84	(8.83% )	1.42% (c)	1.32% (c),(d)	(0.40% )	71%	$550
Year Ended 7/31/2021	$12.21	34.18%	1.42% (c)	1.35% (c),(d)	(0.34% )	87%	$594
Year Ended 7/31/2020	$10.34	20.93%	1.42%	1.41%	(0.07% )	78%	$651
Year Ended 7/31/2019	$9.24	4.74%	1.42%	1.42%	0.12%	78%	$1,197
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
19

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Disciplined Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 2 Class and Class R shares of the Fund. Effective on March 11, 2024, Institutional 2 Class and Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 2 Class and Class R shares of the Fund will be liquidated. For federal tax purposes, these liquidations will be treated as redemptions of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20
Columbia Disciplined Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a
Columbia Disciplined Growth Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
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Columbia Disciplined Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	114,541 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	275,931

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(48,809)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	4,047,497
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Disciplined Growth Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
24
Columbia Disciplined Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $47,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	113,531
Class C	—	1.00 (b)	261

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
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Columbia Disciplined Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	1.06%	1.07%
Advisor Class	0.81	0.82
Class C	1.81	1.82
Institutional Class	0.81	0.82
Institutional 2 Class	0.79	0.80
Institutional 3 Class	0.73	0.74
Class R	1.31	1.32
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
134,715,000	115,526,000	(2,458,000)	113,068,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2023 as arising on August 1, 2023.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Late year ordinary losses ($)	Post-October capital losses ($)
33,421	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $71,530,655 and $65,417,331, respectively, for the six months ended January 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings
28
Columbia Disciplined Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Note 9. Significant risks
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 53.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Disciplined Growth Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Disciplined Growth Fund  | Semiannual Report 2024

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Columbia Disciplined Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR178_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Global Opportunities Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Global Opportunities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Opportunities Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Juno Chen, CFA*
Portfolio Manager
Managed Fund since January 2024
*Effective January 31, 2024, Ms. Chen was named as portfolio manager of the Fund.

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	01/23/85	1.87	4.41	2.77	3.54
	Including sales charges		-3.98	-1.57	1.56	2.92
Advisor Class		11/08/12	2.08	4.77	3.03	3.79
Class C	Excluding sales charges	06/26/00	1.56	3.63	2.00	2.76
	Including sales charges		0.56	2.63	2.00	2.76
Institutional Class		09/27/10	2.09	4.69	3.02	3.80
Institutional 2 Class		11/08/12	2.07	4.74	3.07	3.86
Institutional 3 Class*		03/01/17	2.08	4.77	3.11	3.78
Class R		12/11/06	1.82	4.15	2.51	3.26
Blended Benchmark			2.88	7.07	4.59	4.30
MSCI ACWI All Cap Index (Net)			3.61	13.36	9.78	8.17
Bloomberg Global Aggregate Index			2.08	0.94	-0.89	0.13
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 50% MSCI ACWI All Cap Index (Net) and 50% Bloomberg Global Aggregate Index.
The MSCI ACWI All Cap Index (Net) captures large-, mid-, small- and micro-cap representation across 23 developed markets countries and large-, mid- and small-cap representation across 24 emerging markets countries.
The Bloomberg Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Fund at a Glance  (continued)
(Unaudited)

Equity sector breakdown (%) (at January 31, 2024)
Communication Services	6.9
Consumer Discretionary	10.8
Consumer Staples	7.3
Energy	5.3
Financials	16.3
Health Care	13.0
Industrials	11.2
Information Technology	22.7
Materials	2.0
Real Estate	2.6
Utilities	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Country breakdown (%) (at January 31, 2024)
Australia	0.7
Austria	0.1
Belgium	0.5
Brazil	1.0
Canada	0.7
China	4.3
Denmark	0.3
Finland	0.3
France	1.3
Germany	0.3
Greece	0.5
Hong Kong	0.4
India	1.6
Indonesia	0.8
Ireland	0.4
Israel	0.5
Italy	0.1
Japan	4.8
Jersey	0.2
Kazakhstan	0.0 (a)
Mexico	0.6
Netherlands	2.0
Norway	0.1
Philippines	0.1
Poland	0.1
Russian Federation	0.0 (a)
Saudi Arabia	0.0 (a)
Singapore	0.4
South Africa	0.2
South Korea	2.2
Spain	0.1
Switzerland	0.5
Taiwan	1.7
United Kingdom	1.9
United States(b)	71.3
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At January 31, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Fund at a Glance  (continued)
(Unaudited)

Market exposure through derivatives investments (% of notional exposure) (at January 31, 2024)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	85.3	—	85.3
Equity Derivative Contracts	12.1	(28.0)	(15.9)
Foreign Currency Derivative Contracts	81.6	(51.0)	30.6
Total Notional Market Value of Derivative Contracts	179.0	(79.0)	100.0
(a) Forward foreign currency exchange contracts, futures contracts and swap contracts are based upon unrealized appreciation (depreciation) as a percentage of net assets. Options written contracts are based upon the value as a percentage of net assets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,018.70	1,019.15	6.04	6.04	1.19
Advisor Class	1,000.00	1,000.00	1,020.80	1,020.41	4.77	4.77	0.94
Class C	1,000.00	1,000.00	1,015.60	1,015.38	9.83	9.83	1.94
Institutional Class	1,000.00	1,000.00	1,020.90	1,020.41	4.78	4.77	0.94
Institutional 2 Class	1,000.00	1,000.00	1,020.70	1,020.61	4.57	4.57	0.90
Institutional 3 Class	1,000.00	1,000.00	1,020.80	1,020.91	4.27	4.27	0.84
Class R	1,000.00	1,000.00	1,018.20	1,017.90	7.31	7.30	1.44
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 61.1%
Issuer	Shares	Value ($)
Australia 0.7%
Ansell Ltd.	16,813	264,432
Northern Star Resources Ltd.	126,843	1,088,035
Paladin Energy Ltd.(a)	427,027	357,777
Santos Ltd.	154,004	778,327
Total		2,488,571
Austria 0.1%
Kontron AG	13,000	301,476
Belgium 0.2%
Liberty Global Ltd., Class C(a)	39,160	820,010
Brazil 1.1%
Banco BTG Pactual SA	51,365	374,061
Banco do Brasil SA	17,070	194,804
Itaú Unibanco Holding SA, ADR	64,358	424,763
JBS S/A	51,876	245,957
Localiza Rent a Car SA	32,427	356,118
MercadoLibre, Inc.(a)	331	566,609
NU Holdings Ltd., Class A(a)	19,567	168,472
Petroleo Brasileiro SA, ADR	20,517	350,225
PRIO SA	42,332	376,634
Sendas Distribuidora S/A	71,445	198,138
TOTVS SA	26,340	168,267
WEG SA	32,325	210,741
Total		3,634,789
Canada 0.8%
Cameco Corp.(b)	15,864	757,506
Nutrien Ltd.	5,401	269,348
Pan American Silver Corp.	16,437	222,228
Parex Resources, Inc.	9,140	151,331
RB Global, Inc.	2,689	172,016
Vermilion Energy, Inc.	20,916	225,056
Whitecap Resources, Inc.	116,647	754,828
Total		2,552,313
Common Stocks (continued)
Issuer	Shares	Value ($)
China 1.5%
Baidu, Inc. Class A(a)	22,950	297,139
BYD Co., Ltd., Class H	21,500	481,389
China Resources Land Ltd.	60,000	182,163
Eastroc Beverage Group Co., Ltd., Class A	17,000	385,176
Full Truck Alliance Co., Ltd., ADR(a)	23,851	149,784
Fuyao Glass Industry Group Co., Ltd., Class A	37,500	199,039
Kingdee International Software Group Co., Ltd.(a)	66,885	64,655
Kuaishou Technology(a)	38,700	195,061
Kweichow Moutai Co., Ltd., Class A	1,300	290,977
NetEase, Inc.	10,005	194,478
PDD Holdings, Inc., ADR(a)	5,534	702,099
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	4,300	160,981
Shenzhou International Group Holdings Ltd.	13,400	119,333
Songcheng Performance Development Co., Ltd., Class A	70,400	87,266
Sungrow Power Supply Co., Ltd., Class A	14,300	156,166
Tencent Holdings Ltd.	27,600	958,033
Trip.com Group Ltd., ADR(a)	9,640	352,438
WuXi Biologics Cayman, Inc.(a)	15,000	39,473
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	47,600	139,247
Total		5,154,897
Denmark 0.3%
Novo Nordisk A/S	9,854	1,126,356
Finland 0.3%
UPM-Kymmene OYJ	24,480	890,392
France 1.2%
AXA SA	21,152	709,974
DBV Technologies SA, ADR(a)	8,352	7,558
Eiffage SA	9,131	955,378
Safran SA	2,922	545,563
Sanofi SA	12,966	1,298,487
TotalEnergies SE	7,228	468,921
Total		3,985,881
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 0.3%
Duerr AG	9,396	214,825
E.ON SE	36,264	490,626
KION Group AG	9,843	449,086
Total		1,154,537
Greece 0.5%
Eurobank Ergasias Services and Holdings SA(a)	224,541	433,636
JUMBO SA	17,973	505,009
Mytilineos SA	6,851	281,347
National Bank of Greece SA(a)	69,870	531,228
Total		1,751,220
Hong Kong 0.4%
AIA Group Ltd.	62,800	492,504
Sands China Ltd.(a)	144,000	377,967
Techtronic Industries Co., Ltd.	12,500	132,764
WH Group Ltd.	382,546	225,700
Total		1,228,935
India 1.7%
APL Apollo Tubes Ltd.	20,122	364,684
AU Small Finance Bank Ltd.	21,876	167,853
Bajaj Finance Ltd.	3,384	280,099
Cholamandalam Investment and Finance Co., Ltd.	23,064	328,575
HDFC Bank Ltd., ADR	11,065	613,997
ICICI Bank Ltd., ADR	43,720	1,066,768
IndusInd Bank Ltd.	44,854	828,056
Larsen & Toubro Ltd.	15,803	661,597
Max Healthcare Institute Ltd.	33,705	316,967
Phoenix Mills Ltd. (The)	4,063	118,867
Polycab India Ltd.	3,386	176,988
Reliance Industries Ltd.	6,655	228,642
Varun Beverages Ltd.	15,888	245,096
WNS Holdings Ltd., ADR(a)	3,171	219,909
Total		5,618,098
Indonesia 0.6%
PT Bank Central Asia Tbk	1,103,900	667,889
PT Bank Rakyat Indonesia Persero Tbk	3,693,242	1,330,437
Total		1,998,326
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.4%
Amarin Corp. PLC, ADR(a)	6,054	6,841
Bank of Ireland Group PLC	49,292	453,288
Flutter Entertainment PLC(a)	5,058	1,038,185
Total		1,498,314
Israel 0.5%
Bank Hapoalim BM	62,473	531,515
Check Point Software Technologies Ltd.(a)	7,036	1,118,232
Total		1,649,747
Japan 3.9%
Amano Corp.	15,700	361,801
BayCurrent Consulting, Inc.	15,100	351,060
Denso Corp.	21,600	339,294
Hitachi Ltd.	7,200	565,563
ITOCHU Corp.	22,900	1,039,297
JustSystems Corp.	5,600	117,006
Kinden Corp.	15,900	264,966
Macnica Holdings, Inc.	19,100	1,010,693
MatsukiyoCocokara & Co.	52,600	956,099
Mebuki Financial Group, Inc.	117,600	352,000
MEITEC Group Holdings, Inc.	7,000	138,483
Mitsubishi UFJ Financial Group, Inc.	119,100	1,115,556
Otsuka Corp.	19,700	828,933
PAL GROUP Holdings Co., Ltd.	12,300	196,705
Round One Corp.	105,500	467,263
Sankyo Co., Ltd.	15,200	929,732
Shimamura Co., Ltd.	6,400	702,135
Ship Healthcare Holdings, Inc.	29,200	443,164
Suntory Beverage & Food Ltd.	11,200	365,397
Takeda Pharmaceutical Co., Ltd.	32,951	968,446
Takuma Co., Ltd.	18,800	221,206
TOPPAN Holdings, Inc.	30,900	851,742
USS Co., Ltd.	25,000	472,785
Total		13,059,326
Jersey 0.2%
Arcadium Lithium PLC(a)	76,253	372,877
Clarivate PLC(a)	17,136	153,196
Total		526,073
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kazakhstan 0.0%
Kaspi.KZ JSC, GDR, Registered Shares(c)	1,404	129,168
Mexico 0.4%
Arca Continental SAB de CV	23,182	263,559
Banco del Bajio SA	23,013	87,832
Grupo Aeroportuario del Pacifico SAB de CV	8,411	130,968
Grupo Financiero Banorte SAB de CV, Class O	60,275	612,888
Qualitas Controladora SAB de CV	5,997	66,439
Wal-Mart de Mexico SAB de CV, Class V	89,732	370,627
Total		1,532,313
Netherlands 1.8%
Adyen NV(a)	278	348,664
ASR Nederland NV	22,592	1,064,682
Heineken NV	7,135	717,749
ING Groep NV	77,272	1,097,917
Koninklijke Ahold Delhaize NV	31,215	877,865
Prosus NV	26,520	789,014
Shell PLC	35,499	1,100,551
Total		5,996,442
Norway 0.1%
SalMar ASA	8,029	445,693
Philippines 0.1%
BDO Unibank, Inc.	149,180	384,032
Poland 0.1%
Dino Polska SA(a)	3,571	385,410
Russian Federation 0.0%
Detsky Mir PJSC(a),(d),(e),(f)	290,936	—
Fix Price Group PLC, GDR(c),(d),(e),(f)	95,918	146,755
Lukoil PJSC(d),(e),(f),(g)	2,750	—
Total		146,755
Saudi Arabia 0.0%
Nahdi Medical Co.	2,879	107,960
Singapore 0.4%
DBS Group Holdings Ltd.	32,600	772,141
Venture Corp., Ltd.	57,600	573,844
Total		1,345,985
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.2%
Capitec Bank Holdings Ltd.	2,185	232,718
Impala Platinum Holdings Ltd.	20,200	78,410
Shoprite Holdings Ltd.	14,683	212,914
Total		524,042
South Korea 1.3%
Coupang, Inc., Class A(a)	9,232	129,248
Hyundai Home Shopping Network Corp.(a)	3,218	107,635
Samsung Biologics Co., Ltd.(a)	324	203,949
Samsung Electro-Mechanics Co., Ltd.	3,365	349,963
Samsung Electronics Co., Ltd.	45,485	2,471,511
SK Hynix, Inc.	7,133	714,304
Youngone Corp.(a)	11,710	420,391
Total		4,397,001
Switzerland 0.5%
Landis+Gyr Group AG(a)	5,179	424,660
Nestlé SA, Registered Shares	4,443	506,283
Novartis AG, Registered Shares	2,748	284,181
UBS AG	11,684	349,733
Total		1,564,857
Taiwan 1.7%
Accton Technology Corp.	6,753	113,603
ASMedia Technology, Inc.	3,000	177,395
ASPEED Technology, Inc.	4,000	392,879
Chroma ATE, Inc.	16,000	102,261
eMemory Technology, Inc.	3,000	267,568
Fubon Financial Holding Co., Ltd.	315,332	648,180
MediaTek, Inc.	9,000	277,718
Parade Technologies Ltd.	26,000	922,406
Taiwan Semiconductor Manufacturing Co., Ltd.	120,530	2,412,830
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,229	251,788
Unimicron Technology Corp.	21,000	117,816
Wiwynn Corp.	2,000	141,002
Total		5,825,446
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 1.8%
AstraZeneca PLC, ADR	25,958	1,729,841
British American Tobacco PLC	17,508	516,199
Crest Nicholson Holdings PLC	40,035	106,242
DCC PLC	12,623	917,684
Diversified Energy Co. PLC(c)	11,287	130,177
Intermediate Capital Group PLC	10,006	225,586
JD Sports Fashion PLC	449,719	664,556
John Wood Group PLC(a)	42,208	83,679
Just Group PLC	182,395	196,534
TP Icap Group PLC	291,285	690,130
Vodafone Group PLC	925,109	786,474
Total		6,047,102
United States 38.0%
ACADIA Pharmaceuticals, Inc.(a)	5,736	148,620
Acushnet Holdings Corp.	4,499	284,967
Adobe, Inc.(a)	3,071	1,897,202
Alphabet, Inc., Class C(a)	39,666	5,624,639
Altimmune, Inc.(a)	23,952	226,107
Amazon.com, Inc.(a)	31,936	4,956,467
Ameren Corp.	19,755	1,374,355
Apple, Inc.	33,115	6,106,406
Applied Industrial Technologies, Inc.	2,366	417,504
Arcus Biosciences, Inc.(a)	4,475	67,752
Aris Water Solutions, Inc.	13,312	115,814
Ascent Resources, Class B(a),(d),(e),(f)	195,286	43,744
AT&T, Inc.	120,973	2,140,012
ATI, Inc.(a)	5,326	217,674
Avista Corp.	17,782	604,766
Axalta Coating Systems Ltd.(a)	7,893	255,891
Bank of America Corp.	60,148	2,045,633
Beacon Roofing Supply, Inc.(a)	2,610	216,343
BioMarin Pharmaceutical, Inc.(a)	7,497	660,336
Boston Properties, Inc.	2,543	169,109
Boston Scientific Corp.(a)	24,823	1,570,303
Brixmor Property Group, Inc.	17,607	395,101
Bumble, Inc., Class A(a)	6,431	88,233
Burford Capital Ltd.	44,487	669,084
Burlington Stores, Inc.(a)	928	177,387
Common Stocks (continued)
Issuer	Shares	Value ($)
Carriage Services, Inc.	15,317	378,483
Casella Waste Systems, Inc., Class A(a)	2,002	170,851
Catalent, Inc.(a)	4,291	221,587
Chubb Ltd.	9,093	2,227,785
Cintas Corp.	2,412	1,458,223
Cirrus Logic, Inc.(a)	1,984	153,165
Cisco Systems, Inc.	37,967	1,905,184
Comcast Corp., Class A	44,719	2,081,222
CONMED Corp.	3,136	299,802
Core Laboratories, Inc.	6,546	103,230
Curtiss-Wright Corp.	408	90,809
DexCom, Inc.(a)	11,087	1,345,407
Domo, Inc., Class B(a)	17,901	194,584
DTE Energy Co.	13,810	1,455,850
Eaton Corp. PLC	5,388	1,325,879
Eli Lilly & Co.	3,783	2,442,343
Empire State Realty Trust, Inc., Class A	33,042	314,560
Endeavor Group Holdings, Inc., Class A	15,708	388,773
Energy Fuels, Inc.(a)	41,398	312,555
Energy Recovery, Inc.(a)	11,892	184,445
EOG Resources, Inc.	11,754	1,337,488
Equinix, Inc.	1,755	1,456,246
Essent Group Ltd.	4,419	243,752
Expedia Group, Inc.(a)	8,201	1,216,454
Exxon Mobil Corp.	24,618	2,530,977
Figs, Inc., Class A(a)	60,430	348,077
Freeport-McMoRan, Inc.	1,509	59,892
FTI Consulting, Inc.(a)	1,923	368,466
General Dynamics Corp.	4,933	1,307,196
Glaukos Corp.(a)	3,452	307,332
Global Payments, Inc.	13,020	1,734,655
Globant SA(a)	793	186,997
Hanover Insurance Group, Inc. (The)	1,774	234,186
Hilton Worldwide Holdings, Inc.	7,271	1,388,470
Honeywell International, Inc.	7,960	1,609,990
Houlihan Lokey, Inc., Class A	5,069	607,165
ICF International, Inc.	2,267	315,204
Impinj, Inc.(a)	2,922	283,376
Insmed, Inc.(a)	8,481	235,772
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Inspire Medical Systems, Inc.(a)	908	191,470
Intuitive Surgical, Inc.(a)	4,365	1,650,930
iRobot Corp.(a)	13,336	181,370
Jazz Pharmaceuticals PLC(a)	5,433	666,738
JM Smucker Co. (The)	1,802	237,053
Kontoor Brands, Inc.	8,909	522,246
Laboratory Corp. of America Holdings	5,953	1,323,352
Lam Research Corp.	2,068	1,706,452
Latham Group, Inc.(a)	39,642	100,294
lululemon athletica, Inc.(a)	2,770	1,257,081
MasterCard, Inc., Class A	6,520	2,928,980
Matthews International Corp., Class A	8,890	292,481
Merck & Co., Inc.	16,273	1,965,453
Meta Platforms, Inc., Class A(a)	1,552	605,497
Microsoft Corp.	23,235	9,237,771
Moelis & Co., ADR, Class A	9,294	510,891
Mondelez International, Inc., Class A	20,779	1,564,035
Morgan Stanley	19,670	1,716,011
Morningstar, Inc.	629	175,680
Natera, Inc.(a)	8,837	582,712
nCino, Inc.(a)	5,265	165,742
Newpark Resources, Inc.(a)	79,915	518,648
Nkarta, Inc.(a)	7,309	66,073
nLight, Inc.(a)	7,252	94,131
NOV, Inc.	19,759	385,498
NVIDIA Corp.	7,796	4,796,645
OneSpan, Inc.(a)	6,480	66,485
Outset Medical, Inc.(a)	16,663	50,656
Palo Alto Networks, Inc.(a)	5,242	1,774,469
Parker-Hannifin Corp.	2,901	1,347,514
Peloton Interactive, Inc., Class A(a)	23,677	131,644
Primo Water Corp.	66,796	973,886
Procter & Gamble Co. (The)	14,463	2,272,716
Prologis, Inc.	12,301	1,558,414
QUALCOMM, Inc.	15,088	2,240,719
Qualys, Inc.(a)	1,237	234,003
Quanex Building Products Corp.	16,440	513,257
Quanterix Corp.(a)	8,536	188,560
Rapid7, Inc.(a)	4,908	270,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.	21,429	1,165,523
Republic Services, Inc.	8,796	1,505,172
Revolution Medicines, Inc.(a)	7,372	204,573
Roche Holding AG, Genusschein Shares	2,266	645,167
Rogers Corp.(a)	715	82,418
S&P Global, Inc.	3,873	1,736,460
Sage Therapeutics, Inc.(a)	1,614	41,383
Samsonite International SA(a)	72,000	201,004
Sandy Spring Bancorp, Inc.	8,385	204,426
Schnitzer Steel Industries, Inc., Class A	9,767	257,165
Service Corp. International	4,079	273,782
Shift4 Payments, Inc., Class A(a)	3,807	273,381
Simulations Plus, Inc.	2,980	112,942
SiTime Corp.(a)	1,805	192,359
Skyline Champion Corp.(a)	2,130	145,862
Stanley Black & Decker, Inc.	1,916	178,763
TE Connectivity Ltd.	9,620	1,367,868
Teradata Corp.(a)	3,608	166,617
Tesla, Inc.(a)	4,653	871,460
Union Pacific Corp.	7,118	1,736,294
UnitedHealth Group, Inc.	4,573	2,340,187
Utz Brands, Inc.	17,848	315,910
Vertex Pharmaceuticals, Inc.(a)	2,667	1,155,824
Virtu Financial, Inc. Class A	3,521	59,118
Voya Financial, Inc.	4,656	336,955
Walmart, Inc.	13,560	2,240,790
WillScot Mobile Mini Holdings Corp.(a)	9,506	449,634
Wingstop, Inc.	811	227,980
Zebra Technologies Corp., Class A(a)	795	190,442
Zoetis, Inc.	6,745	1,266,778
Total		128,311,762
Total Common Stocks (Cost $174,963,242)		206,583,229

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Exchange-Traded Equity Funds 2.1%
	Shares	Value ($)
United States 2.1%
iShares MSCI Canada ETF	156,328	5,682,523
Xtrackers Harvest CSI 300 China A-Shares ETF	69,345	1,535,992
Total		7,218,515
Total Exchange-Traded Equity Funds (Cost $6,034,161)		7,218,515

Exchange-Traded Fixed Income Funds 2.1%

United States 2.1%
SPDR Bloomberg Barclays Convertible Securities ETF	100,531	7,151,775
Total Exchange-Traded Fixed Income Funds (Cost $7,015,848)		7,151,775

Foreign Government Obligations(h),(i) 6.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.3%
Kingdom of Belgium Government Bond(c)
06/22/2031	1.000%	EUR	550,000	533,649
03/28/2035	5.000%	EUR	245,000	319,403
Total				853,052
China 2.9%
China Development Bank
06/18/2030	3.090%	CNY	17,000,000	2,444,091
07/18/2032	2.960%	CNY	2,300,000	328,053
China Government Bond
11/21/2029	3.130%	CNY	30,220,000	4,386,299
05/21/2030	2.680%	CNY	5,000,000	706,834
05/25/2033	2.670%	CNY	10,000,000	1,415,256
04/15/2053	3.190%	CNY	2,750,000	423,239
Total				9,703,772
France 0.2%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	644,000	709,715
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	785,135
Japan 1.1%
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	374,629
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	2,071,570
06/20/2048	0.700%	JPY	161,650,000	883,786
09/20/2048	0.900%	JPY	78,600,000	449,840
Total				3,779,825
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.2%
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	672,756
Netherlands 0.3%
Netherlands Government Bond(c),(j)
07/15/2031	0.000%	EUR	1,035,000	942,859
South Korea 1.0%
Korea Treasury Bond
06/10/2029	1.875%	KRW	1,709,000,000	1,192,390
06/10/2033	3.250%	KRW	3,000,000,000	2,233,955
Total				3,426,345
Spain 0.1%
Spain Government Bond(c)
07/30/2035	1.850%	EUR	406,000	381,593
United Kingdom 0.2%
United Kingdom Gilt(c)
01/22/2044	3.250%	GBP	612,297	657,184
Total Foreign Government Obligations (Cost $25,220,131)				21,912,236

Inflation-Indexed Bonds(h) 0.4%

Italy 0.1%
Italy Buoni Poliennali Del Tesoro(c)
09/15/2035	2.350%	EUR	257,784	295,185
United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		917,566	877,605
Total Inflation-Indexed Bonds (Cost $1,214,213)				1,172,790

Residential Mortgage-Backed Securities - Agency 6.1%

United States 6.1%
Government National Mortgage Association TBA(k)
02/20/2054	3.500%		3,700,000	3,412,947
02/20/2054	4.000%		2,280,000	2,165,949
Uniform Mortgage-Backed Security TBA(k)
02/15/2039	2.500%		2,000,000	1,841,719
02/15/2039 - 02/13/2054	3.000%		3,725,000	3,392,769
02/13/2054	3.500%		1,950,000	1,774,645
02/13/2054	4.000%		1,775,000	1,670,679
02/13/2054	4.500%		1,500,000	1,450,195
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/13/2054	5.000%	4,800,000	4,737,123
Total			20,446,026
Total Residential Mortgage-Backed Securities - Agency (Cost $20,399,998)			20,446,026

Rights(h) 0.0%
Issuer	Shares	Value ($)
Brazil 0.0%
Localiza Rent a Car SA(a)	116	234
Total Rights (h) (Cost $—)		234

Money Market Funds 25.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(l),(m)	85,665,540	85,648,407
Total Money Market Funds (Cost $85,636,997)		85,648,407
Total Investments in Securities (Cost $320,484,590)		350,133,212
Other Assets & Liabilities, Net		(12,063,134)
Net Assets		$338,070,078
At January 31, 2024, securities and/or cash totaling $7,009,358 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
325,000 AUD	212,599 USD	Barclays	02/01/2024	—	(616)
141,000 CAD	104,444 USD	Barclays	02/01/2024	—	(432)
3,202,000 EUR	3,488,265 USD	Barclays	02/01/2024	27,864	—
578,000 GBP	736,182 USD	Barclays	02/01/2024	3,682	—
84,000 GBP	106,389 USD	Barclays	02/01/2024	—	(64)
188,389,000 JPY	1,324,142 USD	Barclays	02/01/2024	44,152	—
543,000 NOK	53,863 USD	Barclays	02/01/2024	2,233	—
7,751,000 AUD	5,109,868 USD	Barclays	02/07/2024	23,958	—
1,763,000 NZD	1,095,211 USD	Barclays	02/07/2024	17,568	—
84,896,000 SEK	8,330,412 USD	Barclays	02/07/2024	170,857	—
60,278 USD	90,000 AUD	Barclays	02/07/2024	—	(1,223)
7,637,279 USD	12,294,000 NZD	Barclays	02/07/2024	—	(122,510)
390,439 USD	3,979,000 SEK	Barclays	02/07/2024	—	(8,008)
3,977,841 USD	3,645,000 EUR	Barclays	03/19/2024	—	(30,943)
690,528 USD	542,000 GBP	Barclays	03/19/2024	—	(3,399)
22,752,000 JPY	159,256 USD	Citi	02/01/2024	4,670	—
1,245,283 USD	1,683,000 CAD	Citi	02/01/2024	6,530	—
108,385 USD	91,000 CHF	Citi	02/01/2024	—	(2,933)
214,957 USD	1,440,000 DKK	Citi	02/01/2024	—	(6,188)
3,933,660 USD	3,634,000 EUR	Citi	02/01/2024	—	(6,396)
569,302 USD	452,000 GBP	Citi	02/01/2024	3,518	—
321,621 USD	3,362,000 NOK	Citi	02/01/2024	—	(1,956)
13,722,000 CHF	15,898,690 USD	Citi	02/07/2024	—	(11,423)
616,390 USD	532,000 CHF	Citi	02/07/2024	443	—
133,504 USD	3,000,000 CZK	Citi	02/07/2024	—	(2,957)
211,629 USD	1,441,000 DKK	Citi	02/07/2024	—	(2,658)
198,960 USD	790,000 PLN	Citi	02/07/2024	—	(1,677)
308,069 USD	10,747,000 THB	Citi	02/07/2024	—	(5,024)
144,000 CAD	107,210 USD	Citi	03/19/2024	40	—
1,717,000 CAD	1,271,174 USD	Citi	03/19/2024	—	(6,682)
15,625,000 JPY	107,145 USD	Citi	03/19/2024	203	—
2,774,000 NOK	265,664 USD	Citi	03/19/2024	1,615	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,070,000 SEK	107,820 USD	Goldman Sachs International	02/01/2024	5,001	—
3,099,740 USD	2,450,000 GBP	Goldman Sachs International	02/07/2024	5,272	—
306,624 USD	1,435,000 MYR	Goldman Sachs International	02/07/2024	—	(3,010)
1,527,000 ILS	412,517 USD	HSBC	02/01/2024	—	(6,097)
1,386,000 SGD	1,041,175 USD	HSBC	02/01/2024	8,003	—
268,826 USD	392,000 AUD	HSBC	02/01/2024	—	(11,654)
412,703 USD	1,527,000 ILS	HSBC	02/01/2024	5,911	—
1,140,895 USD	1,528,000 SGD	HSBC	02/01/2024	—	(1,871)
13,458,000 CNY	1,900,713 USD	HSBC	02/07/2024	22,944	—
6,395,956,000 IDR	411,448 USD	HSBC	02/07/2024	6,130	—
2,963,626,000 KRW	2,282,170 USD	HSBC	02/07/2024	60,983	—
18,405,000 TWD	592,945 USD	HSBC	02/07/2024	4,517	—
7,511,334 USD	53,184,000 CNY	HSBC	02/07/2024	—	(90,673)
151,714 USD	555,000 ILS	HSBC	02/07/2024	460	—
12,493,342 USD	1,772,886,365 JPY	HSBC	02/07/2024	—	(437,883)
1,336,623 USD	2,144,000 NZD	HSBC	02/07/2024	—	(26,093)
337,000 GBP	427,381 USD	HSBC	03/19/2024	144	—
1,576,000 ILS	426,649 USD	HSBC	03/19/2024	—	(6,097)
496,000 SGD	371,071 USD	HSBC	03/19/2024	571	—
74,634 USD	100,000 CAD	JPMorgan	02/07/2024	—	(249)
103,494 USD	82,000 GBP	JPMorgan	02/07/2024	429	—
394,000 AUD	263,001 USD	Morgan Stanley	02/01/2024	4,517	—
1,624,964,000 KRW	1,241,995 USD	Morgan Stanley	02/01/2024	24,474	—
1,429,000 NZD	874,975 USD	Morgan Stanley	02/01/2024	1,499	—
16,739,000 SEK	1,605,608 USD	Morgan Stanley	02/01/2024	—	(2,883)
77,390,000 TWD	2,476,480 USD	Morgan Stanley	02/01/2024	3,917	—
1,219,211 USD	1,624,964,000 KRW	Morgan Stanley	02/01/2024	—	(1,690)
376,363 USD	3,968,000 NOK	Morgan Stanley	02/01/2024	921	—
882,485 USD	1,429,000 NZD	Morgan Stanley	02/01/2024	—	(9,008)
1,140,472 USD	11,866,000 SEK	Morgan Stanley	02/01/2024	—	(239)
2,471,734 USD	77,390,000 TWD	Morgan Stanley	02/01/2024	829	—
2,613,182 EUR	2,859,075 USD	Morgan Stanley	02/07/2024	34,400	—
6,997,000 MXN	402,285 USD	Morgan Stanley	02/07/2024	—	(3,897)
17,979,030 USD	16,432,754 EUR	Morgan Stanley	02/07/2024	—	(216,319)
234,517 USD	312,000 SGD	Morgan Stanley	02/07/2024	—	(1,887)
1,410,143,000 KRW	1,060,258 USD	Morgan Stanley	03/19/2024	872	—
80,797,000 TWD	2,591,974 USD	Morgan Stanley	03/19/2024	—	(5,300)
901,972 USD	1,473,000 NZD	Morgan Stanley	03/19/2024	—	(1,549)
1,165,528 USD	12,128,000 SEK	Morgan Stanley	03/19/2024	2,050	—
1,078,000 CHF	1,247,036 USD	State Street	02/01/2024	—	(2,168)
1,807,000 DKK	266,080 USD	State Street	02/01/2024	4,103	—
15,228,000 JPY	107,817 USD	State Street	02/01/2024	4,352	—
1,092,252 USD	1,651,000 AUD	State Street	02/01/2024	—	(9,114)
1,242,633 USD	8,552,000 DKK	State Street	02/01/2024	—	(2,773)
266,024 USD	210,000 GBP	State Street	02/01/2024	109	—
1,536,257 USD	226,369,000 JPY	State Street	02/01/2024	1,785	—
11,126,000 NZD	6,811,882 USD	State Street	02/07/2024	11,059	—
236,921 USD	216,000 EUR	State Street	02/07/2024	—	(3,440)
216,800,000 JPY	1,482,008 USD	State Street	03/19/2024	—	(1,840)
1,219,448 USD	1,049,000 CHF	State Street	03/19/2024	2,262	—
1,324,000 AUD	871,581 USD	UBS	02/01/2024	2,971	—
1,542,000 CAD	1,135,446 USD	UBS	02/01/2024	—	(11,492)
8,185,000 DKK	1,195,414 USD	UBS	02/01/2024	8,761	—
480,000 EUR	523,128 USD	UBS	02/01/2024	4,392	—
6,787,000 NOK	624,292 USD	UBS	02/01/2024	—	(21,028)
1,135,240 USD	987,000 CHF	UBS	02/01/2024	8,511	—
583,444 USD	5,943,000 SEK	UBS	02/01/2024	—	(12,366)
9,979,565 USD	14,876,000 AUD	UBS	02/07/2024	—	(218,504)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,511,857 USD	15,416,000 CAD	UBS	02/07/2024	—	(44,733)
1,006,710 USD	1,527,000 AUD	UBS	03/19/2024	—	(3,402)
106,072 USD	91,000 CHF	UBS	03/19/2024	—	(90)
636,282 USD	4,346,000 DKK	UBS	03/19/2024	—	(4,666)
959,534 USD	886,000 EUR	UBS	03/19/2024	—	(150)
142,000 SGD	107,728 USD	Wells Fargo	02/01/2024	1,877	—
53,388 USD	48,000 EUR	Wells Fargo	02/01/2024	—	(1,514)
162,000 NZD	101,394 USD	Wells Fargo	02/07/2024	2,370	—
13,222,570 USD	137,465,803 NOK	Wells Fargo	02/07/2024	—	(150,410)
Total				553,729	(1,529,178)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	26	03/2024	JPY	380,380,000	21,181	—
Australian 10-Year Bond	157	03/2024	AUD	18,232,030	305,624	—
Canadian Government 10-Year Bond	79	03/2024	CAD	9,611,930	123,024	—
Euro-Bobl	9	03/2024	EUR	1,066,770	3,784	—
Euro-BTP	6	03/2024	EUR	713,880	15,905	—
Euro-Bund	9	03/2024	EUR	1,222,650	10,792	—
Euro-Buxl 30-Year	2	03/2024	EUR	275,120	3,688	—
Euro-OAT	10	03/2024	EUR	1,303,800	14,188	—
Japanese 10-Year Government Bond	8	03/2024	JPY	1,170,000,000	51,243	—
Long Gilt	63	03/2024	GBP	6,298,110	210,481	—
TOPIX Index	101	03/2024	JPY	2,579,035,000	1,396,478	—
U.S. Long Bond	48	03/2024	USD	5,872,500	357,644	—
U.S. Treasury 10-Year Note	239	03/2024	USD	26,846,422	823,283	—
U.S. Treasury 5-Year Note	60	03/2024	USD	6,503,438	139,096	—
U.S. Treasury Ultra 10-Year Note	64	03/2024	USD	7,480,000	294,409	—
U.S. Treasury Ultra Bond	55	03/2024	USD	7,107,031	393,896	—
Total					4,164,716	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(76)	03/2024	USD	(7,432,420)	—	(252,287)
S&P/TSX 60 Index	(68)	03/2024	CAD	(17,282,880)	—	(443,480)
SPI 200 Index	(162)	03/2024	AUD	(30,954,150)	—	(647,593)
Total					—	(1,343,360)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(38,200)	(8)	55.00	2/16/2024	(460)	(324)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 40	Morgan Stanley	12/20/2028	1.000	Quarterly	1.811	USD	4,000,000	45,890	—	—	45,890	—
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.560	USD	13,275,000	92,475	—	—	92,475	—
Markit iTraxx Europe Main Index, Series 40	Morgan Stanley	12/20/2028	1.000	Quarterly	0.603	EUR	9,550,000	86,423	—	—	86,423	—
Total								224,788	—	—	224,788	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $4,245,688, which represents 1.26% of total net assets.

(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2024, the total value of these securities amounted to $190,499, which represents 0.06% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At January 31, 2024, the total market value of these securities amounted to $190,499, which represents 0.06% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-03/01/2016	195,286	8,147	43,744
Detsky Mir PJSC	02/08/2017-09/21/2020	290,936	422,858	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	95,918	935,775	146,755
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
			1,592,488	190,499

(f)	Valuation based on significant unobservable inputs.
(g)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Zero coupon bond.
(k)	Represents a security purchased on a when-issued basis.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	76,294,419	125,220,077	(115,882,570)	16,481	85,648,407	(1,345)	2,171,618	85,665,540
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,488,571	—	2,488,571
Austria	—	301,476	—	301,476
Belgium	820,010	—	—	820,010
Brazil	3,634,789	—	—	3,634,789
Canada	2,552,313	—	—	2,552,313
China	1,204,321	3,950,576	—	5,154,897
Denmark	—	1,126,356	—	1,126,356
Finland	—	890,392	—	890,392
France	7,558	3,978,323	—	3,985,881
Germany	—	1,154,537	—	1,154,537
Greece	—	1,751,220	—	1,751,220
Hong Kong	—	1,228,935	—	1,228,935
India	1,900,674	3,717,424	—	5,618,098
Indonesia	—	1,998,326	—	1,998,326
Ireland	6,841	1,491,473	—	1,498,314
Israel	1,118,232	531,515	—	1,649,747
Japan	—	13,059,326	—	13,059,326
Jersey	526,073	—	—	526,073
Kazakhstan	—	129,168	—	129,168
Mexico	1,532,313	—	—	1,532,313
Netherlands	—	5,996,442	—	5,996,442
Norway	—	445,693	—	445,693
Philippines	—	384,032	—	384,032
Poland	—	385,410	—	385,410
Russian Federation	—	—	146,755	146,755
Saudi Arabia	—	107,960	—	107,960
Singapore	—	1,345,985	—	1,345,985
South Africa	—	524,042	—	524,042
South Korea	129,248	4,267,753	—	4,397,001
Switzerland	—	1,564,857	—	1,564,857
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Taiwan	251,788	5,573,658	—	5,825,446
United Kingdom	1,729,841	4,317,261	—	6,047,102
United States	127,421,847	846,171	43,744	128,311,762
Total Common Stocks	142,835,848	63,556,882	190,499	206,583,229
Exchange-Traded Equity Funds	7,218,515	—	—	7,218,515
Exchange-Traded Fixed Income Funds	7,151,775	—	—	7,151,775
Foreign Government Obligations	—	21,912,236	—	21,912,236
Inflation-Indexed Bonds	—	1,172,790	—	1,172,790
Residential Mortgage-Backed Securities - Agency	—	20,446,026	—	20,446,026
Rights
Brazil	234	—	—	234
Total Rights	234	—	—	234
Money Market Funds	85,648,407	—	—	85,648,407
Total Investments in Securities	242,854,779	107,087,934	190,499	350,133,212
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	553,729	—	553,729
Futures Contracts	4,164,716	—	—	4,164,716
Swap Contracts	—	224,788	—	224,788
Liability
Forward Foreign Currency Exchange Contracts	—	(1,529,178)	—	(1,529,178)
Futures Contracts	(1,343,360)	—	—	(1,343,360)
Call Option Contracts Written	(324)	—	—	(324)
Total	245,675,811	106,337,273	190,499	352,203,583
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $234,847,593)	$264,484,805
Affiliated issuers (cost $85,636,997)	85,648,407
Cash	1
Foreign currency (cost $1,029,409)	1,023,822
Margin deposits on:
Futures contracts	5,798,793
Swap contracts	984,757
Unrealized appreciation on forward foreign currency exchange contracts	553,729
Receivable for:
Investments sold	73,674
Capital shares sold	19,019
Dividends	626,820
Interest	191,613
Foreign tax reclaims	324,782
Variation margin for futures contracts	1,210,032
Expense reimbursement due from Investment Manager	58
Prepaid expenses	6,474
Other assets	13,314
Total assets	360,960,100
Liabilities
Option contracts written, at value (premiums received $460)	324
Unrealized depreciation on forward foreign currency exchange contracts	1,529,178
Payable for:
Investments purchased	115,321
Investments purchased on a delayed delivery basis	20,432,541
Capital shares redeemed	278,953
Variation margin for futures contracts	214,909
Variation margin for swap contracts	27,393
Foreign capital gains taxes deferred	84,620
Management services fees	6,695
Distribution and/or service fees	2,292
Transfer agent fees	32,670
Compensation of chief compliance officer	33
Compensation of board members	1,142
Other expenses	38,856
Deferred compensation of board members	125,095
Total liabilities	22,890,022
Net assets applicable to outstanding capital stock	$338,070,078
Represented by
Paid in capital	316,674,045
Total distributable earnings (loss)	21,396,033
Total - representing net assets applicable to outstanding capital stock	$338,070,078
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
January 31, 2024 (Unaudited)
Class A
Net assets	$321,294,847
Shares outstanding	25,615,081
Net asset value per share	$12.54
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.31
Advisor Class
Net assets	$969,768
Shares outstanding	76,071
Net asset value per share	$12.75
Class C
Net assets	$2,564,463
Shares outstanding	219,005
Net asset value per share	$11.71
Institutional Class
Net assets	$11,225,841
Shares outstanding	883,409
Net asset value per share	$12.71
Institutional 2 Class
Net assets	$1,098,145
Shares outstanding	85,748
Net asset value per share	$12.81
Institutional 3 Class
Net assets	$2,631
Shares outstanding	206
Net asset value per share(a)	$12.75
Class R
Net assets	$914,383
Shares outstanding	74,281
Net asset value per share	$12.31

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,064,541
Dividends — affiliated issuers	2,171,618
Interest	487,974
Interfund lending	2,001
European Union tax reclaim	128,426
Foreign taxes withheld	(109,575)
Total income	4,744,985
Expenses:
Management services fees	1,224,651
Distribution and/or service fees
Class A	403,596
Class C	13,844
Class R	2,220
Transfer agent fees
Class A	176,118
Advisor Class	742
Class C	1,508
Institutional Class	6,001
Institutional 2 Class	414
Institutional 3 Class	10
Class R	484
Custodian fees	68,803
Printing and postage fees	19,098
Registration fees	52,215
Accounting services fees	31,261
Legal fees	8,397
Compensation of chief compliance officer	33
Compensation of board members	7,996
Deferred compensation of board members	10,401
Other	10,427
Total expenses	2,038,219
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(18,622)
Total net expenses	2,019,597
Net investment income	2,725,388
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Statement of Operations (continued)
Six Months Ended January 31, 2024 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$5,455,475
Investments — affiliated issuers	(1,345)
Foreign currency translations	(123,855)
Forward foreign currency exchange contracts	(1,438,072)
Futures contracts	(6,266,953)
Option contracts purchased	(20,388)
Option contracts written	408
Swap contracts	528,310
Net realized loss	(1,866,420)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,545,958)
Investments — affiliated issuers	16,481
Foreign currency translations	(8,967)
Forward foreign currency exchange contracts	(858,368)
Futures contracts	7,310,097
Option contracts purchased	14,936
Option contracts written	136
Swap contracts	(225,988)
Foreign capital gains tax	67,309
Net change in unrealized appreciation (depreciation)	4,769,678
Net realized and unrealized gain	2,903,258
Net increase in net assets resulting from operations	$5,628,646
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$2,725,388	$4,672,906
Net realized loss	(1,866,420)	(11,682,162)
Net change in unrealized appreciation (depreciation)	4,769,678	16,170,786
Net increase in net assets resulting from operations	5,628,646	9,161,530
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(21,176,508)
Advisor Class	—	(311,508)
Class C	—	(247,120)
Institutional Class	—	(878,321)
Institutional 2 Class	—	(217,506)
Institutional 3 Class	—	(8,609)
Class R	—	(64,369)
Total distributions to shareholders	—	(22,903,941)
Decrease in net assets from capital stock activity	(28,087,792)	(41,209,296)
Total decrease in net assets	(22,459,146)	(54,951,707)
Net assets at beginning of period	360,529,224	415,480,931
Net assets at end of period	$338,070,078	$360,529,224
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	99,023	1,194,853	209,358	2,485,328
Distributions reinvested	—	—	1,852,833	21,048,187
Shares redeemed	(2,136,092)	(25,642,345)	(4,338,981)	(51,654,171)
Net decrease	(2,037,069)	(24,447,492)	(2,276,790)	(28,120,656)
Advisor Class
Shares sold	664	8,117	32,205	387,454
Distributions reinvested	—	—	25,762	296,526
Shares redeemed	(156,364)	(1,910,654)	(293,617)	(3,550,087)
Net decrease	(155,700)	(1,902,537)	(235,650)	(2,866,107)
Class C
Shares sold	12,522	141,229	15,712	176,814
Distributions reinvested	—	—	23,095	247,120
Shares redeemed	(62,141)	(697,586)	(143,274)	(1,591,396)
Net decrease	(49,619)	(556,357)	(104,467)	(1,167,462)
Institutional Class
Shares sold	214,007	2,605,542	377,616	4,583,777
Distributions reinvested	—	—	75,210	863,405
Shares redeemed	(270,541)	(3,274,017)	(927,403)	(11,185,055)
Net decrease	(56,534)	(668,475)	(474,577)	(5,737,873)
Institutional 2 Class
Shares sold	7,335	88,575	76,205	909,791
Distributions reinvested	—	—	18,815	217,506
Shares redeemed	(33,309)	(402,945)	(331,327)	(4,041,649)
Net decrease	(25,974)	(314,370)	(236,307)	(2,914,352)
Institutional 3 Class
Shares sold	207	2,500	544	6,580
Distributions reinvested	—	—	735	8,453
Shares redeemed	(10,098)	(128,071)	(2,462)	(28,334)
Net decrease	(9,891)	(125,571)	(1,183)	(13,301)
Class R
Shares sold	4,556	53,905	13,127	153,867
Distributions reinvested	—	—	5,643	63,086
Shares redeemed	(10,797)	(126,895)	(50,484)	(606,498)
Net decrease	(6,241)	(72,990)	(31,714)	(389,545)
Total net decrease	(2,341,028)	(28,087,792)	(3,360,688)	(41,209,296)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$12.31	0.10 (c)	0.13	0.23	—	—	—
Year Ended 7/31/2023	$12.72	0.15	0.19	0.34	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.49	0.14	(2.70)	(2.56)	(0.12)	(1.09)	(1.21)
Year Ended 7/31/2021	$14.66	0.06	2.46	2.52	(0.34)	(0.35)	(0.69)
Year Ended 7/31/2020	$14.01	0.13	0.77	0.90	(0.25)	—	(0.25)
Year Ended 7/31/2019	$13.80	0.23	0.03	0.26	(0.05)	—	(0.05)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$12.49	0.11 (c)	0.15	0.26	—	—	—
Year Ended 7/31/2023	$12.87	0.17	0.20	0.37	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.64	0.17	(2.71)	(2.54)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.79	0.10	2.47	2.57	(0.37)	(0.35)	(0.72)
Year Ended 7/31/2020	$14.13	0.18	0.78	0.96	(0.30)	—	(0.30)
Year Ended 7/31/2019	$13.93	0.25	0.03	0.28	(0.08)	—	(0.08)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$11.53	0.05 (c)	0.13	0.18	—	—	—
Year Ended 7/31/2023	$12.06	0.05	0.17	0.22	—	(0.75)	(0.75)
Year Ended 7/31/2022	$15.75	0.02	(2.55)	(2.53)	(0.07)	(1.09)	(1.16)
Year Ended 7/31/2021	$14.04	(0.05)	2.34	2.29	(0.23)	(0.35)	(0.58)
Year Ended 7/31/2020	$13.40	0.02	0.74	0.76	(0.12)	—	(0.12)
Year Ended 7/31/2019	$13.25	0.12	0.03	0.15	—	—	—
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$12.45	0.11 (c)	0.15	0.26	—	—	—
Year Ended 7/31/2023	$12.83	0.18	0.19	0.37	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.60	0.17	(2.71)	(2.54)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.75	0.10	2.47	2.57	(0.37)	(0.35)	(0.72)
Year Ended 7/31/2020	$14.10	0.17	0.78	0.95	(0.30)	—	(0.30)
Year Ended 7/31/2019	$13.89	0.27	0.02	0.29	(0.08)	—	(0.08)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$12.55	0.12 (c)	0.14	0.26	—	—	—
Year Ended 7/31/2023	$12.92	0.19	0.19	0.38	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.70	0.18	(2.73)	(2.55)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.84	0.11	2.48	2.59	(0.38)	(0.35)	(0.73)
Year Ended 7/31/2020	$14.18	0.18	0.78	0.96	(0.30)	—	(0.30)
Year Ended 7/31/2019	$13.97	0.27	0.02	0.29	(0.08)	—	(0.08)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$12.54	1.87%	1.20%	1.19%	1.60% (c)	65%	$321,295
Year Ended 7/31/2023	$12.31	3.17%	1.20% (d),(e)	1.20% (d),(e),(f)	1.24%	115%	$340,330
Year Ended 7/31/2022	$12.72	(16.59% )	1.15% (d),(e)	1.15% (d),(e)	0.92%	98%	$380,766
Year Ended 7/31/2021	$16.49	17.46%	1.16% (d)	1.16% (d)	0.40%	107%	$511,405
Year Ended 7/31/2020	$14.66	6.49%	1.15% (d)	1.15% (d)	0.92%	125%	$476,670
Year Ended 7/31/2019	$14.01	1.88%	1.13%	1.13%	1.70%	104%	$504,182
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$12.75	2.08%	0.95%	0.94%	1.85% (c)	65%	$970
Year Ended 7/31/2023	$12.49	3.38%	0.94% (d),(e)	0.94% (d),(e),(f)	1.41%	115%	$2,894
Year Ended 7/31/2022	$12.87	(16.34% )	0.90% (d),(e)	0.90% (d),(e)	1.17%	98%	$6,015
Year Ended 7/31/2021	$16.64	17.70%	0.91% (d)	0.91% (d)	0.65%	107%	$7,407
Year Ended 7/31/2020	$14.79	6.83%	0.90% (d)	0.90% (d)	1.27%	125%	$6,365
Year Ended 7/31/2019	$14.13	2.06%	0.88%	0.88%	1.79%	104%	$5,606
Class C
Six Months Ended 1/31/2024 (Unaudited)	$11.71	1.56%	1.95%	1.94%	0.85% (c)	65%	$2,564
Year Ended 7/31/2023	$11.53	2.32%	1.95% (d),(e)	1.95% (d),(e),(f)	0.46%	115%	$3,098
Year Ended 7/31/2022	$12.06	(17.17% )	1.89% (d),(e)	1.89% (d),(e)	0.16%	98%	$4,499
Year Ended 7/31/2021	$15.75	16.56%	1.90% (d)	1.90% (d)	(0.36% )	107%	$7,562
Year Ended 7/31/2020	$14.04	5.68%	1.90% (d)	1.90% (d)	0.13%	125%	$10,839
Year Ended 7/31/2019	$13.40	1.13%	1.88%	1.88%	0.95%	104%	$12,935
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$12.71	2.09%	0.95%	0.94%	1.85% (c)	65%	$11,226
Year Ended 7/31/2023	$12.45	3.39%	0.95% (d),(e)	0.95% (d),(e),(f)	1.46%	115%	$11,705
Year Ended 7/31/2022	$12.83	(16.38% )	0.89% (d),(e)	0.89% (d),(e)	1.16%	98%	$18,151
Year Ended 7/31/2021	$16.60	17.75%	0.91% (d)	0.91% (d)	0.65%	107%	$24,909
Year Ended 7/31/2020	$14.75	6.78%	0.90% (d)	0.90% (d)	1.18%	125%	$20,763
Year Ended 7/31/2019	$14.10	2.14%	0.88%	0.88%	1.95%	104%	$22,219
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$12.81	2.07%	0.91%	0.90%	1.89% (c)	65%	$1,098
Year Ended 7/31/2023	$12.55	3.45%	0.90% (d),(e)	0.90% (d),(e)	1.52%	115%	$1,402
Year Ended 7/31/2022	$12.92	(16.33% )	0.86% (d),(e)	0.86% (d),(e)	1.21%	98%	$4,496
Year Ended 7/31/2021	$16.70	17.75%	0.88% (d)	0.88% (d)	0.69%	107%	$5,688
Year Ended 7/31/2020	$14.84	6.86%	0.86% (d)	0.86% (d)	1.27%	125%	$4,229
Year Ended 7/31/2019	$14.18	2.17%	0.84%	0.84%	1.97%	104%	$3,864
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$12.49	0.12 (c)	0.14	0.26	—	—	—
Year Ended 7/31/2023	$12.86	0.19	0.19	0.38	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.62	0.20	(2.73)	(2.53)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.77	0.11	2.47	2.58	(0.38)	(0.35)	(0.73)
Year Ended 7/31/2020	$14.12	0.23	0.73	0.96	(0.31)	—	(0.31)
Year Ended 7/31/2019	$13.91	0.25	0.05	0.30	(0.09)	—	(0.09)
Class R
Six Months Ended 1/31/2024 (Unaudited)	$12.09	0.08 (c)	0.14	0.22	—	—	—
Year Ended 7/31/2023	$12.55	0.11	0.18	0.29	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.30	0.10	(2.66)	(2.56)	(0.10)	(1.09)	(1.19)
Year Ended 7/31/2021	$14.50	0.02	2.43	2.45	(0.30)	(0.35)	(0.65)
Year Ended 7/31/2020	$13.85	0.07	0.79	0.86	(0.21)	—	(0.21)
Year Ended 7/31/2019	$13.64	0.20	0.02	0.22	(0.01)	—	(0.01)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Net investment income per share includes European Union tax reclaims which amounted to less than $0.01 per share. Excluding this amount, the ratio of net investment income to average net assets would have been lower by 0.08%.

(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	7/31/2023	7/31/2022	7/31/2021	7/31/2020
Class A	less than 0.01%	0.01%	0.01%	less than 0.01%
Advisor Class	less than 0.01%	0.01%	0.01%	less than 0.01%
Class C	less than 0.01%	0.01%	0.01%	less than 0.01%
Institutional Class	less than 0.01%	0.01%	0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	0.01%	0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	0.01%	0.01%	—%
Class R	less than 0.01%	0.01%	0.01%	less than 0.01%

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$12.75	2.08%	0.84%	0.84%	1.92% (c)	65%	$3
Year Ended 7/31/2023	$12.49	3.46%	0.86% (d),(e)	0.86% (d),(e)	1.57%	115%	$126
Year Ended 7/31/2022	$12.86	(16.27% )	0.83% (d),(e)	0.83% (d),(e)	1.42%	98%	$145
Year Ended 7/31/2021	$16.62	17.83%	0.83% (d)	0.83% (d)	0.72%	107%	$90
Year Ended 7/31/2020	$14.77	6.86%	0.80%	0.80%	1.60%	125%	$78
Year Ended 7/31/2019	$14.12	2.21%	0.81%	0.81%	1.78%	104%	$139
Class R
Six Months Ended 1/31/2024 (Unaudited)	$12.31	1.82%	1.46%	1.44%	1.35% (c)	65%	$914
Year Ended 7/31/2023	$12.09	2.80%	1.45% (d),(e)	1.45% (d),(e),(f)	0.97%	115%	$974
Year Ended 7/31/2022	$12.55	(16.76% )	1.40% (d),(e)	1.40% (d),(e)	0.66%	98%	$1,408
Year Ended 7/31/2021	$16.30	17.19%	1.41% (d)	1.41% (d)	0.15%	107%	$1,628
Year Ended 7/31/2020	$14.50	6.23%	1.39% (d)	1.39% (d)	0.52%	125%	$1,359
Year Ended 7/31/2019	$13.85	1.63%	1.38%	1.38%	1.49%	104%	$2,004
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and a proposal to liquidate Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders will be converted into Class A shares in a tax-free transaction. Effective on March 11, 2024, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund will be liquidated. For federal tax purposes, these liquidations will be treated as redemptions of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions and primarily for the purpose of gaining market exposure to various currency, interest rate and equity markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity risk, to increase return on investments and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant

Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	224,788 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,396,478 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	553,729
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,768,238 *
Total		4,943,233

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,343,360 *
Equity risk	Option contracts written, at value	324
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,529,178
Total		2,872,862

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	528,310	528,310
Equity risk	—	(979,160)	(20,388)	408	—	(999,140)
Foreign exchange risk	(1,438,072)	—	—	—	—	(1,438,072)
Interest rate risk	—	(5,287,794)	—	—	—	(5,287,794)
Total	(1,438,072)	(6,266,954)	(20,388)	408	528,310	(7,196,696)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(225,988)	(225,988)
Equity risk	—	2,545,648	14,936	136	—	2,560,720
Foreign exchange risk	(858,368)	—	—	—	—	(858,368)
Interest rate risk	—	4,764,449	—	—	—	4,764,449
Total	(858,368)	7,310,097	14,936	136	(225,988)	6,240,813
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	114,770,983
Futures contracts — short	67,443,596
Credit default swap contracts — sell protection	27,587,228

Derivative instrument	Average value ($)
Option contracts purchased	3,265
Option contracts written	(109)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,015,702	(1,343,778)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2024:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	290,314	17,019	10,273	109,663	429	-	73,479	-	23,670	24,635	4,247	553,729
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	27,393	-	-	-	-	-	27,393
Forward foreign currency exchange contracts	167,195	47,894	3,010	580,368	249	-	242,772	-	19,335	316,431	151,924	1,529,178
Call option contracts written	-	-	-	-	-	-	-	324	-	-	-	324
Total Liabilities	167,195	47,894	3,010	580,368	249	27,393	242,772	324	19,335	316,431	151,924	1,556,895
Total Financial and Derivative Net Assets	123,119	(30,875)	7,263	(470,705)	180	(27,393)	(169,293)	(324)	4,335	(291,796)	(147,677)	(1,003,166)
Total collateral received (pledged)(c)	-	-	-	-	-	(27,393)	-	(324)	-	-	-	(27,717)
Net Amount (d)	123,119	(30,875)	7,263	(470,705)	180	-	(169,293)	-	4,335	(291,796)	(147,677)	(975,449)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds, including exchange-traded funds, that pay an investment management fee to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay a management services fee, derivatives and individual securities. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.72% of the Fund’s average daily net assets.
Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class R	0.11

Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $358,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	26,458
Class C	—	1.00 (b)	180

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	1.19%	1.30%
Advisor Class	0.94	1.05
Class C	1.94	2.05
Institutional Class	0.94	1.05
Institutional 2 Class	0.90	1.01
Institutional 3 Class	0.85	0.96
Class R	1.44	1.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
320,484,000	49,430,000	(17,710,000)	31,720,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(9,398,245)	(2,911,231)	(12,309,476)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $177,728,748 and $212,361,967, respectively, for the six months ended January 31, 2024, of which $122,267,197 and $124,068,050, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	6,150,000	5.86	2
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Note 9. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly
Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;

Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 87.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly
Columbia Global Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Global Opportunities Fund  | Semiannual Report 2024

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Columbia Global Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR156_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Floating Rate Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Floating Rate Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Floating Rate Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.

Portfolio management
Vesa Tontti, CFA
Lead Portfolio Manager
Managed Fund since 2019
Daniel DeYoung
Portfolio Manager
Managed Fund since 2020
Stanton Ray
Portfolio Manager
Managed Fund since July 2023

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	4.97	9.48	3.92	3.52
	Including sales charges		1.82	6.20	3.30	3.20
Advisor Class		02/28/13	5.10	9.76	4.17	3.79
Class C	Excluding sales charges	02/16/06	4.54	8.64	3.15	2.75
	Including sales charges		3.54	7.64	3.15	2.75
Institutional Class		09/27/10	5.07	9.73	4.17	3.78
Institutional 2 Class		08/01/08	5.11	9.79	4.21	3.83
Institutional 3 Class*		06/01/15	5.10	9.80	4.26	3.82
Class R		09/27/10	4.80	9.18	3.65	3.26
Credit Suisse Leveraged Loan Index			5.77	11.08	5.25	4.45
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Floating Rate Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at January 31, 2024)
Common Stocks	0.4
Convertible Preferred Stocks	0.0 (a)
Corporate Bonds & Notes	4.6
Exchange-Traded Fixed Income Funds	1.0
Money Market Funds	7.2
Senior Loans	86.8
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at January 31, 2024)
BBB rating	2.2
BB rating	29.3
B rating	60.4
CCC rating	5.1
Not rated	3.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody’s doesn’t rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio’s exposure to a particular sector, and the relative value of the loan within the sector, among other factors.
4
Columbia Floating Rate Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,049.70	1,020.11	5.15	5.08	1.00
Advisor Class	1,000.00	1,000.00	1,051.00	1,021.37	3.87	3.81	0.75
Class C	1,000.00	1,000.00	1,045.40	1,016.34	9.00	8.87	1.75
Institutional Class	1,000.00	1,000.00	1,050.70	1,021.37	3.87	3.81	0.75
Institutional 2 Class	1,000.00	1,000.00	1,051.10	1,021.52	3.71	3.66	0.72
Institutional 3 Class	1,000.00	1,000.00	1,051.00	1,021.77	3.45	3.40	0.67
Class R	1,000.00	1,000.00	1,048.00	1,018.85	6.43	6.34	1.25
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Floating Rate Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.4%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	342,197
iHeartMedia, Inc., Class A(a)	84,607	229,285
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Total		571,482
Total Communication Services		571,482
Consumer Discretionary 0.0%
Broadline Retail 0.0%
Belk, Inc.(a)	231	2,272
Household Durables 0.0%
Serta Simmons Bedding LLC(a)	394	3,037
Total Consumer Discretionary		5,309
Energy 0.0%
Energy Equipment & Services 0.0%
McDermott International Ltd.(a)	184,336	21,936
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(a),(c)	64,498	3,547
Southcross Energy Partners LLC(a),(c)	107,918	0
Southcross Energy Partners LLC, Class A(a),(c)	2,041,444	81,658
Total		85,205
Total Energy		107,141
Financials 0.2%
Financial Services 0.2%
Bright Bidco BV(a)	4,398	3,577
Windstream Services LLC(a)	139,708	1,432,007
Total		1,435,584
Total Financials		1,435,584
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare Corp.(a)	33,311	349,765
Total Health Care		349,765
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(a)	60,744	131,602
Total Industrials		131,602
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.1%
Communications Equipment 0.0%
Riverbed Technology, Inc.(a)	8,710	3,832
Software 0.1%
Avaya Holdings Corp.(a),(c)	11,843	71,058
Avaya Holdings Corp.(a),(c)	57,166	342,996
Total		414,054
Total Information Technology		417,886
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(a),(b),(c)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $6,982,543)		3,018,771

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	7.000%	9,297	2,370
Total Information Technology			2,370
Total Convertible Preferred Stocks (Cost $201,433)			2,370

Corporate Bonds & Notes 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.2%
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	1,250,000	1,251,704
Brokerage/Asset Managers/Exchanges 0.5%
NFP Corp.(d)
08/15/2028	6.875%	3,750,000	3,772,729
Chemicals 0.1%
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,000,000	912,451
Environmental 0.2%
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	1,250,000	1,213,070
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Floating Rate Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.5%
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,337,114
United Wholesale Mortgage LLC(d)
04/15/2029	5.500%	1,250,000	1,181,355
Total			3,518,469
Food and Beverage 0.1%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	733,000	709,239
Gaming 0.3%
CCM Merger, Inc.(d)
05/01/2026	6.375%	2,000,000	1,979,215
Health Care 0.2%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	2,000,000	1,962,366
Independent Energy 0.5%
Baytex Energy Corp.(d)
04/30/2030	8.500%	2,000,000	2,075,260
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	2,000,000	1,961,827
Total			4,037,087
Leisure 0.1%
Viking Cruises Ltd.(d)
09/15/2027	5.875%	1,250,000	1,206,941
Media and Entertainment 0.1%
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	411,267
05/01/2027	8.375%	867,232	541,186
Total			952,453
Metals and Mining 0.2%
Constellium SE(d)
06/15/2028	5.625%	1,250,000	1,222,681
Midstream 0.3%
Venture Global LNG, Inc.(d)
06/01/2028	8.125%	2,000,000	2,023,423
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(d)
02/01/2027	4.250%	1,000,000	926,325
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	4,614,000	4,515,627
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.6%
Imola Merger Corp.(d)
05/15/2029	4.750%	1,500,000	1,396,730
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	2,500,000	1,024,316
NCR Corp.(d)
04/15/2029	5.125%	2,000,000	1,881,964
Total			4,303,010
Wireless 0.2%
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,500,000	1,309,611
Total Corporate Bonds & Notes (Cost $37,060,151)			35,816,401

Exchange-Traded Fixed Income Funds 1.1%
	Shares	Value ($)
Floating Rate 1.1%
First Trust Senior Loan ETF	77,000	3,531,220
Invesco Senior Loan ETF	47,500	997,975
SPDR Blackstone Senior Loan ETF	85,000	3,566,600
Total		8,095,795
Total Exchange-Traded Fixed Income Funds (Cost $7,941,692)		8,095,795

Senior Loans 90.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Dynasty Acquisition Co., Inc.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% 08/24/2028	9.333%	2,135,419	2,135,911
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 08/24/2028	9.333%	915,180	915,390
TransDigm, Inc.(e),(f)
Tranche I Term Loan
3-month Term SOFR + 3.250% 08/24/2028	8.598%	2,653,076	2,654,217
Total			5,705,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 1.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	10.329%	3,331,752	3,409,015
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(e),(f),(g)
Term Loan
3-month Term SOFR + 3.500% 06/04/2029	8.869%	2,287,062	2,282,786
United AirLines, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 04/21/2028	9.201%	2,174,804	2,175,152
WestJet Airlines Ltd.(e),(f)
Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 12/11/2026	8.437%	1,104,586	1,102,134
Total			8,969,087
Automotive 1.2%
American Axle & Manufacturing, Inc.(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.936%	1,366,426	1,365,579
Clarios Global LP(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% 05/06/2030	9.084%	3,853,621	3,853,621
First Brands Group LLC(e),(f)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.574%	1,204,810	1,202,304
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.574%	2,611,950	2,607,066
Total			9,028,570
Brokerage/Asset Managers/Exchanges 2.1%
AlixPartners LLP(e),(f)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/04/2028	8.197%	2,436,135	2,433,699
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Allspring Buyer LLC(e),(f)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/01/2028	8.887%	1,307,359	1,301,031
Aretec Group, Inc.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 4.500% 08/09/2030	9.933%	1,482,106	1,480,669
Citadel Securities LP(e),(f)
Term Loan
1-month Term SOFR + 2.750% 07/29/2030	7.970%	3,631,958	3,623,351
Hightower Holding LLC (e),(f)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 04/21/2028	9.586%	3,236,005	3,225,909
Russell Investments US Institutional Holdco, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 1.000% 05/30/2025	8.933%	880,938	825,333
VFH Parent LLC(e),(f)
Term Loan
1-month Term SOFR + 3.000% 01/13/2029	8.433%	3,091,127	3,081,080
Total			15,971,072
Building Materials 4.7%
Beacon Roofing Supply, Inc.(e),(f)
Term Loan
1-month Term SOFR + 2.500% 05/19/2028	7.947%	2,025,000	2,025,972
Cornerstone Building Brands, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	8.683%	3,089,484	3,059,084
Covia Holdings LLC(e),(f)
Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/31/2026	9.592%	3,080,573	3,062,613
CPG International LLC(e),(f)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 04/28/2029	7.933%	1,243,703	1,240,594
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Floating Rate Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Foundation Building Materials(e),(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.663%	1,000,000	987,500
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 01/29/2031	9.337%	469,011	466,300
GYP Holdings III Corp. (e),(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/12/2030	8.333%	299,250	298,499
Hunter Douglas Holding BV(e),(f)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.880%	3,470,479	3,407,871
LBM Acquisition LLC(e),(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/17/2027	9.183%	2,739,787	2,713,759
Park River Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	8.843%	2,139,197	2,074,422
QUIKRETE Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 2.625% 02/01/2027	8.072%	1,944,304	1,943,196
1st Lien Term Loan
1-month Term SOFR + 2.750% 03/19/2029	8.197%	1,502,647	1,501,866
SRS Distribution, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 06/02/2028	8.683%	1,692,098	1,680,998
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.947%	1,427,749	1,418,826
Standard Building Solutions, Inc.(e),(f)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 09/22/2028	7.701%	3,248,924	3,244,862
White Cap Supply Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	9.083%	3,888,088	3,882,334
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wilsonart LLC(e),(f)
Tranche E Term Loan
3-month Term SOFR + 3.250% Floor 1.000% 12/31/2026	8.698%	2,208,908	2,204,004
Total			35,212,700
Cable and Satellite 2.5%
Charter Communications Operating LLC(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 1.750% 02/01/2027	7.083%	1,505,935	1,500,288
CSC Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.833%	2,762,654	2,695,881
DIRECTV Financing LLC(e),(f)
Term Loan
3-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	10.650%	1,126,152	1,124,924
Iridium Satellite LLC(e),(f)
Tranche B3 Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 09/20/2030	7.833%	2,756,100	2,748,218
Telesat Canada(e),(f)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	8.400%	5,156,123	3,120,743
UPC Financing Partnership(e),(f)
Tranche AX Term Loan
1-month Term SOFR + 3.000% 01/31/2029	8.448%	3,250,000	3,206,222
Virgin Media Bristol LLC(e),(f)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.948%	2,000,000	1,961,880
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.698%	2,175,000	2,155,621
Total			18,513,777
Chemicals 3.9%
Aruba Investments Holdings LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/24/2027	9.433%	1,449,045	1,428,396
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Performance Materials Operations LLC(e),(f)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	10.317%	2,147,705	2,066,866
Axalta Coating Systems (e),(f),(g)
Tranche B5 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/20/2029	7.837%	1,150,000	1,149,816
Herens Holdco SARL(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.925% Floor 0.750% 07/03/2028	9.373%	1,958,206	1,820,035
Ineos Quattro Holdings UK Ltd.(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	9.683%	2,650,500	2,630,621
Innophos Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% 02/05/2027	8.697%	2,672,591	2,633,624
Nouryon Finance BV(e),(f)
Term Loan
1-month Term SOFR + 4.000% 04/03/2028	9.448%	2,266,466	2,261,366
3-month Term SOFR + 4.000% 04/03/2028	9.467%	1,674,482	1,670,647
Olympus Water US Holding Corp.(e),(f),(g)
Term Loan
3-month Term SOFR + 3.750% 11/09/2028	9.360%	2,183,748	2,174,314
Olympus Water US Holding Corp.(e),(f)
Tranche B4 Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 11/09/2028	9.566%	1,419,096	1,419,097
PMHC II, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.723%	2,062,759	1,962,983
Sparta US Holdco LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 08/02/2028	8.717%	1,960,000	1,952,650
Tronox Finance LLC(e),(f)
Term Loan
3-month Term SOFR + 3.500% 08/16/2028	8.848%	867,863	865,477
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Windsor Holdings III LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.500% 08/01/2030	9.848%	3,673,437	3,672,923
WR Grace Holdings LLC(e),(f)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.360%	1,741,117	1,739,881
Total			29,448,696
Construction Machinery 0.1%
Columbus McKinnon Corp.(e),(f)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 05/14/2028	8.389%	1,166,456	1,164,998
Consumer Cyclical Services 4.6%
Allied Universal Holdco LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	9.183%	1,989,822	1,963,715
Amentum Government Services Holdings LLC(e),(f)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.447%	1,451,128	1,450,228
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	9.337%	2,487,374	2,484,265
APX Group, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 07/10/2028	8.701%	2,799,998	2,795,630
Arches Buyer, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.683%	4,083,031	3,982,670
Cast & Crew LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	9.083%	1,553,208	1,552,555
Conservice Midco LLC(e),(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/13/2027	9.333%	3,396,197	3,398,779
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Floating Rate Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Corporation Service Co.(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/02/2029	8.183%	2,821,871	2,824,213
Cushman & Wakefield US Borrower LLC(e),(f)
Term Loan
1-month Term SOFR + 2.750% 08/21/2025	8.197%	121,367	120,381
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	8.683%	1,234,989	1,221,615
1-month Term SOFR + 4.000% Floor 0.500% 01/31/2030	9.333%	1,465,804	1,454,811
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(e),(f)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% 11/09/2029	7.333%	1,121,353	1,120,490
Prime Security Services Borrower LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 10/13/2030	7.827%	1,480,494	1,480,686
Sotheby’s(e),(f)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 01/15/2027	10.076%	3,109,751	3,076,322
Uber Technologies, Inc.(e),(f)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.135%	3,163,204	3,161,559
WaterBridge Midstream Operating LLC(e),(f)
Term Loan
3-month Term SOFR + 5.750% Floor 1.000% 06/22/2026	11.336%	1,012,685	1,011,844
WW International, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.947%	2,871,875	1,672,867
Total			34,772,630
Consumer Products 2.5%
Bombardier Recreational Products, Inc.(e),(f)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	8.083%	992,268	989,371
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bombardier Recreational Products, Inc.(e),(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	8.083%	2,931,671	2,926,188
Kronos Acquisition Holdings, Inc.(e),(f)
Tranche B1 Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 12/22/2026	9.360%	1,989,743	1,988,192
Osmosis Buyer Ltd.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 07/31/2028	9.105%	1,243,687	1,235,914
SRAM LLC(e),(f)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/18/2028	8.197%	2,721,146	2,710,941
SWF Holdings I Corp.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	9.447%	1,455,126	1,294,451
Thor Industries, Inc. (e),(f)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 11/15/2030	10.250%	1,223,687	1,224,066
Topgolf Callaway Brands Corp.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.100% 03/15/2030	8.933%	2,506,131	2,498,814
Weber-Stephen Products LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	8.697%	4,048,783	3,652,569
Total			18,520,506
Diversified Manufacturing 3.4%
Barnes Group, Inc.(e),(f),(g)
Term Loan
1-month Term SOFR + 3.000% 09/03/2030	8.433%	1,865,577	1,864,029
DXP Enterprises, Inc.(e),(f)
Term Loan
6-month Term SOFR + 4.750% Floor 1.000% 10/11/2030	10.291%	2,624,008	2,624,008
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EMRLD Borrower LP(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 05/31/2030	8.313%	2,633,323	2,632,665
Filtration Group Corp.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/21/2028	8.947%	691,046	690,355
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 10/21/2028	9.697%	2,230,006	2,230,987
Gates Global LLC(e),(f)
Tranche B3 Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 03/31/2027	7.933%	1,851,135	1,847,747
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 11/16/2029	8.333%	994,962	994,962
Madison IAQ LLC(e),(f)
Term Loan
1-month Term SOFR + 3.250% 06/21/2028	8.701%	3,660,183	3,628,998
TK Elevator Midco GmbH(e),(f)
Tranche B1 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 07/30/2027	9.081%	3,515,176	3,513,699
Vertiv Group, Inc.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 03/02/2027	7.967%	1,883,478	1,884,533
WEC US Holdings Ltd.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/17/2031	8.086%	3,708,675	3,686,645
Total			25,598,628
Electric 1.2%
Calpine Construction Finance Co. LP(e),(f)
Term Loan
1-month Term SOFR + 2.250% 07/31/2030	7.606%	1,393,436	1,384,726
Calpine Corp.(e),(f)
Term Loan
1-month Term SOFR + 2.500% 12/16/2027	7.970%	1,435,897	1,432,006
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(e),(f),(g)
Tranche B9 Term Loan
1-month Term SOFR + 2.000% 04/05/2031	7.338%	1,000,000	990,500
Carroll County Energy LLC(e),(f)
Term Loan
3-month Term SOFR + 3.500% 02/13/2026	8.948%	1,157,183	1,136,643
Generation Bridge Northeast LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.250% 08/22/2029	9.583%	2,057,121	2,064,835
Nautilus Power LLC(e),(f)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	10.860%	1,205,973	995,929
New Frontera Holdings LLC(c),(e),(f)
1st Lien Term Loan
3-month Term SOFR + 13.000% Floor 1.000% 07/28/2026	18.610%	979,319	1,077,251
New Frontera Holdings LLC(e),(f)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	7.110%	339,370	173,079
Total			9,254,969
Environmental 0.8%
Covanta Holdings Corp. (e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.833%	1,791,177	1,783,618
Tranche C Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.833%	136,560	135,984
EnergySolutions LLC/Envirocare of Utah LLC (e),(f)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/20/2030	9.313%	2,545,320	2,542,138
Rockwood Service Corp.(e),(f)
Term Loan
1-month Term SOFR + 4.250% 01/23/2027	9.697%	1,620,507	1,622,873
Total			6,084,613
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Floating Rate Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.2%
Avolon Borrower 1 LLC(e),(f)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.337%	1,258,429	1,257,585
Food and Beverage 2.1%
Aramark Intermediate HoldCo Corp.(e),(f)
Tranche B5 Term Loan
1-month Term SOFR + 2.500% 04/06/2028	7.947%	2,023,518	2,018,965
Tranche B6 Term Loan
1-month Term SOFR + 2.500% 06/22/2030	7.947%	1,492,500	1,487,843
Del Monte Foods, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	11.750%	2,736,527	2,432,088
Naked Juice LLC(e),(f)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.448%	1,000,000	801,670
Primary Products Finance LLC(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	9.481%	4,098,882	4,096,669
Triton Water Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.860%	2,814,233	2,765,688
US Foods, Inc./Foodservice.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.500% 11/22/2028	7.947%	871,561	873,906
Utz Quality Foods LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.000% 01/20/2028	8.447%	992,329	991,247
Total			15,468,076
Gaming 4.5%
Caesars Entertainment, Inc.(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 02/06/2030	8.663%	4,481,297	4,473,276
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entain PLC(e),(f),(g)
Tranche B2 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	8.948%	3,884,482	3,882,851
Fertitta Entertainment LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	9.333%	3,445,781	3,434,514
Flutter Entertainment PLC(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/22/2028	8.863%	741,935	741,661
3-month Term SOFR + 2.250% Floor 0.500% 11/25/2030	7.698%	4,937,452	4,912,764
HRNI Holdings LLC(e),(f)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.748%	4,061,426	3,967,526
Light and Wonder International, Inc.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 04/14/2029	8.083%	1,894,262	1,893,466
Ontario Gaming GTA LP(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	9.598%	2,787,892	2,789,397
PCI Gaming Authority(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.500% 05/29/2026	7.947%	2,000,000	1,997,920
Penn Entertainment, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.183%	1,989,899	1,983,332
Scientific Games Holdings LP(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/04/2029	8.580%	3,827,851	3,793,171
Total			33,869,878
Health Care 4.9%
Catalent Pharma Solutions, Inc.(e),(f)
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/22/2028	8.335%	3,011,358	3,003,830
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
13

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG Healthcare Services, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/29/2028	8.697%	1,661,955	1,655,025
Element Materials Technology Group US Holdings Inc./EM Midco 2 LLC(e),(f)
Tranche B 1st Lien Delayed Draw Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.698%	871,959	865,202
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.698%	1,889,245	1,874,604
ICON PLC(e),(f)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/03/2028	7.860%	1,711,782	1,712,552
3-month Term SOFR + 2.250% Cap 0.500% 07/03/2028	7.860%	426,492	426,683
Medline Borrower LP(e),(f)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/23/2028	8.451%	6,258,252	6,244,547
Parexel(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/15/2028	8.584%	1,150,000	1,146,285
Phoenix Guarantor, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.250% 03/05/2026	8.697%	2,196,960	2,188,458
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2026	8.947%	972,500	969,845
Pluto Acquisition I, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 4.000% 06/22/2026	9.650%	2,899,195	2,333,852
Select Medical Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.333%	3,451,818	3,445,363
Star Parent, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	9.348%	2,332,703	2,276,041
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% 12/19/2030	8.835%	3,552,664	3,556,004
Team Health Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	10.563%	1,620,946	1,343,764
Upstream Newco, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.250% 11/20/2026	9.824%	3,927,441	3,691,794
Total			36,733,849
Independent Energy 0.8%
Hamilton Projects Acquiror LLC(e),(f)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 06/17/2027	9.947%	2,700,566	2,698,459
Parkway Generation LLC(e),(f)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.324%	2,744,508	2,701,282
Tranche C Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.324%	363,663	357,935
Total			5,757,676
Leisure 3.8%
Alterra Mountain Co.(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 08/17/2028	8.947%	2,982,044	2,978,316
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 05/31/2030	9.183%	966,771	966,771
Carnival Corp.(e),(f)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 08/09/2027	8.336%	641,535	641,054
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/18/2028	8.697%	3,917,051	3,913,369
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Floating Rate Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(e),(f),(g)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 05/24/2030	9.098%	2,852,679	2,849,713
Formula One Management Ltd.(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.598%	4,000,000	3,994,000
Life Time, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 01/15/2026	9.824%	2,684,339	2,694,405
Merlin Entertainment(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 11/30/2029	8.832%	1,579,531	1,568,680
NAI Entertainment Holdings LLC(e),(f),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 05/08/2025	8.446%	3,730,001	3,706,688
UFC Holdings LLC(e),(f)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.336%	2,881,314	2,878,029
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(e),(f)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.197%	2,253,259	2,250,803
Total			28,441,828
Lodging 1.3%
Four Seasons Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2029	7.933%	1,989,950	1,988,716
Hilton Grand Vacations Borrower LLC(e),(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/02/2028	8.197%	2,588,834	2,583,294
Playa Resorts Holding BV(e),(f)
Term Loan
1-month Term SOFR + 3.250% 01/05/2029	8.582%	2,860,613	2,857,753
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/14/2029	8.687%	2,688,143	2,689,486
Total			10,119,249
Media and Entertainment 5.3%
AppLovin Corp.(e),(f),(g)
Term Loan
1-month Term SOFR + 3.100% Floor 0.500% 10/25/2028	8.433%	2,445,160	2,439,340
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.326%	4,200,757	4,191,557
Clear Channel Outdoor Holdings, Inc.(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.500% 08/21/2026	8.968%	241,179	238,295
CMG Media Corp.(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2026	8.948%	2,765,712	2,558,727
Creative Artists Agency LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.500% 11/27/2028	8.833%	4,679,719	4,678,408
Dotdash Meredith, Inc.(c),(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.453%	3,267,337	3,210,158
E.W. Scripps Co. (The)(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	8.010%	1,443,467	1,438,358
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/07/2028	8.447%	826,500	819,177
Gray Television, Inc.(e),(f)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	8.467%	2,940,000	2,912,864
Hubbard Radio LLC(e),(f)
Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 03/28/2025	9.700%	2,280,241	1,730,133
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
15

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.000% 05/01/2026	8.447%	1,703,205	1,489,912
Nielsen Consumer, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.750% 03/06/2028	9.083%	2,948,232	2,854,861
Playtika Holding Corp.(e),(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.197%	4,071,033	4,056,174
Pug LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.500% 02/12/2027	8.947%	1,968,961	1,937,576
Sinclair Television Group, Inc.(e),(f)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 04/01/2028	8.447%	1,198,547	1,087,681
Univision Communications, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.697%	4,175,625	4,162,054
Total			39,805,275
Midstream 2.2%
CQP Holdco LP(e),(f)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/31/2030	8.348%	3,992,014	3,985,228
GIP III Stetson I LP/II(e),(f)
Term Loan
1-month Term SOFR + 4.250% 10/31/2028	9.683%	2,530,383	2,539,088
ITT Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/11/2030	8.683%	3,633,242	3,621,906
Oryx Midstream Services Permian Basin LLC(e),(f),(g)
Term Loan
1-month Term SOFR + 3.250% 10/05/2028	8.708%	250,000	249,452
Oryx Midstream Services Permian Basin LLC(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/05/2028	8.708%	2,440,402	2,435,058
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Traverse Midstream Partners LLC(e),(f)
Term Loan
3-month Term SOFR + 3.500% 02/16/2028	8.817%	3,432,345	3,432,345
Total			16,263,077
Oil Field Services 0.3%
ChampionX Corp.(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	8.187%	1,995,000	1,997,992
Lealand Finance Co. BV(c),(e),(f)
Term Loan
1-month Term SOFR + 3.000% 06/28/2024	8.447%	33,314	19,989
Lealand Finance Co. BV(e),(f),(h)
Term Loan
1-month Term SOFR + 4.000% 06/30/2025	6.447%	460,096	181,738
Total			2,199,719
Other Financial Institutions 2.4%
19th Holdings Golf LLC(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.695%	1,243,687	1,214,149
Citco Funding LLC(e),(f)
Tranche B Term Loan
6-month Term SOFR + 3.250% Floor 0.500% 04/27/2028	8.422%	1,571,494	1,574,448
FinCo I LLC(e),(f)
Term Loan
3-month Term SOFR + 3.000% 06/27/2029	8.313%	1,842,105	1,843,487
Freeport LNG Investments LLP(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.079%	4,415,435	4,360,816
GIP Pilot Acquisition Partners LP(e),(f),(g)
Term Loan
3-month Term SOFR + 3.000% 10/04/2030	8.327%	2,895,195	2,893,979
IGT Holding IV AB/IFS(e),(f),(g)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.972%	3,027,709	3,020,140
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Floating Rate Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(e),(f)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 11/16/2026	7.187%	994,088	992,021
Tranche B6 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/01/2028	7.701%	1,857,408	1,855,550
Total			17,754,590
Other Industry 0.7%
APi Group DE, Inc.(e),(f)
Term Loan
1-month Term SOFR + 2.250% 10/01/2026	7.701%	991,209	991,001
Hillman Group, Inc. (The)(e),(f)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/14/2028	8.197%	1,586,187	1,580,239
WireCo WorldGroup, Inc.(e),(f)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	9.068%	2,624,138	2,620,858
Total			5,192,098
Packaging 2.5%
Anchor Glass Container Corp.(e),(f)
2nd Lien Term Loan
6-month Term SOFR + 7.750% Floor 1.000% 06/07/2026	13.633%	333,333	139,500
Charter Next Generation, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.220%	4,331,683	4,307,036
Clydesdale Acquisition Holdings, Inc.(e),(f),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.185%	674,026	668,863
Clydesdale Acquisition Holdings, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.108%	3,347,785	3,322,140
Flint Group Packaging Inks North America Holdings LLC(e),(f),(h)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.677%	1,488,193	1,088,241
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.677%	1,984,585	201,773
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.827%	2,962,634	2,673,777
Mauser Packaging Solutions Holding Co.(e),(f)
Term Loan
1-month Term SOFR + 4.000% 08/14/2026	9.355%	994,987	995,953
Pactiv Evergreen, Inc.(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 02/05/2026	8.697%	580,074	580,132
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/24/2028	8.697%	3,266,112	3,265,818
Tosca Services LLC(e),(f)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	9.074%	1,924,965	1,578,471
Total			18,821,704
Pharmaceuticals 1.5%
Jazz Pharmaceuticals PLC(e),(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.310%	4,597,835	4,594,249
Organon & Co.(e),(f)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/02/2028	8.450%	2,600,000	2,595,138
Sunshine Luxembourg VII SARL(e),(f)
Tranche B3 Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 10/01/2026	8.948%	3,843,027	3,842,488
Total			11,031,875
Property & Casualty 2.6%
AssuredPartners, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 02/12/2027	9.083%	1,182,936	1,179,979
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
17

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Asurion LLC(e),(f)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.697%	1,964,501	1,954,934
Tranche B9 Term Loan
1-month Term SOFR + 3.250% 07/31/2027	8.697%	1,458,750	1,435,658
Asurion LLC (e),(f)
Tranche B11 Term Loan
1-month Term SOFR + 4.250% 08/19/2028	9.683%	497,494	491,345
Broadstreet Partners, Inc.(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% 01/27/2029	9.083%	3,000,000	2,996,250
Hub International Ltd.(e),(f)
Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 06/20/2030	9.587%	2,970,402	2,970,105
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(e),(f)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	9.083%	3,545,781	3,545,355
USI, Inc.(e),(f)
Term Loan
3-month Term SOFR + 3.250% 09/27/2030	8.598%	2,047,142	2,042,454
Tranche B Term Loan
3-month Term SOFR + 3.000% 11/22/2029	8.348%	2,989,514	2,984,163
Total			19,600,243
Railroads 0.3%
Genesee & Wyoming, Inc.(e),(f)
Term Loan
3-month Term SOFR + 2.000% 12/30/2026	7.448%	1,939,547	1,936,967
Restaurants 2.2%
1011778 BC ULC(e),(f)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.583%	3,711,051	3,689,861
Carrols Restaurant Group, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% 04/30/2026	8.683%	1,948,272	1,948,584
Dave & Buster’s, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/29/2029	8.625%	1,704,762	1,702,631
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.183%	4,212,392	4,200,681
Whatabrands LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/03/2028	8.447%	4,690,984	4,676,348
Total			16,218,105
Retailers 1.7%
Great Outdoors Group LLC(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.197%	5,001,955	4,983,998
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/19/2027	8.197%	3,376,392	3,347,288
PetSmart LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.183%	2,386,517	2,372,603
Restoration Hardware, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	8.683%	2,419,960	2,332,236
Total			13,036,125
Technology 20.3%
Adeia, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/08/2028	8.947%	3,613,344	3,601,312
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.933%	2,156,454	2,110,931
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.183%	4,246,828	3,915,066
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Floating Rate Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.583%	4,592,635	4,523,746
Atlas CC Acquisition Corp.(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.900%	2,914,574	2,719,677
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.900%	592,795	553,155
Autodata(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 05/30/2026	8.934%	1,675,290	1,673,464
Avaya, Inc.(e),(f),(h)
Term Loan
1-month Term SOFR + 8.500% Floor 1.000% 08/01/2028	13.837%	1,827,120	1,599,498
Barracuda Parent LLC(e),(f)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.813%	3,637,481	3,527,520
Camelot U.S. Acquisition LLC(e),(f)
Term Loan
1-month Term SOFR + 3.000% 10/30/2026	8.470%	1,750,965	1,748,339
1-month Term SOFR + 2.750% Floor 1.000% 01/31/2031	8.470%	2,124,247	2,118,405
Central Parent LLC(e),(f)
1st Lien Term Loan
3-month Term SOFR + 4.000% 07/06/2029	9.348%	4,887,034	4,892,752
Cloud Software Group, Inc.(e),(f)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.500% 09/29/2028	9.948%	2,092,995	2,049,838
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 03/30/2029	9.948%	2,665,708	2,614,074
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cloudera, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.183%	3,306,295	3,256,700
Coherent Corp.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/02/2029	8.197%	3,018,949	3,000,081
CoreLogic, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.947%	3,665,625	3,531,207
DCert Buyer, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	9.333%	2,628,810	2,610,592
Dun & Bradstreet Corp. (The)(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.087%	674,026	673,351
Dun & Bradstreet Corp. (The)(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.087%	3,437,613	3,435,688
1-month Term SOFR + 3.000% 01/18/2029	8.337%	986,259	985,273
Endurance International Group Holdings, Inc.(e),(f)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	9.422%	2,944,382	2,855,521
Entegris, Inc.(e),(f)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/06/2029	7.848%	1,359,002	1,357,874
Gen Digital, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/12/2029	7.433%	2,998,586	2,987,761
GoTo Group, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.750% 08/31/2027	10.183%	5,366,868	2,352,459
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(e),(f),(g)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	9.075%	2,935,898	2,919,399
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
19

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idemia Group SAS(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 09/30/2028	4.250%	3,327,533	3,330,295
Idera, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 03/02/2028	9.277%	3,622,138	3,602,506
Informatica LLC(e),(f)
Term Loan
1-month Term SOFR + 2.750% 10/27/2028	8.197%	4,654,729	4,643,092
Ingram Micro, Inc.(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 06/30/2028	8.610%	1,000,000	997,920
ION Trading Finance Ltd.(e),(f)
Term Loan
3-month Term SOFR + 4.750% 04/01/2028	10.198%	2,936,539	2,882,095
Loyalty Ventures, Inc.(e),(i)
Tranche B Term Loan
11/03/2027	14.000%	2,716,857	23,772
Lummus Technology Holdings V LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 1.000% 06/30/2027	8.947%	2,318,608	2,314,851
Lummus Technology Holdings V LLC(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.945%	458,728	457,984
McAfee Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	9.203%	4,031,727	3,988,386
Mitchell International, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	9.400%	3,277,943	3,251,031
Mitnick Corporate Purchaser, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	9.913%	1,192,820	1,130,197
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Monotype Imaging Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 0.750% 10/09/2026	10.448%	1,881,687	1,886,392
MYOB US Borrower LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/06/2026	9.333%	1,575,750	1,566,563
Natel Engineering Co., Inc.(e),(f)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	11.697%	2,826,769	2,466,356
Neptune BidCo US, Inc.(e),(f)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	10.173%	1,549,345	1,416,039
Nielsen Consumer, Inc.(e),(f)
Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.583%	1,753,335	1,723,090
Open Text Corp.(e),(f),(g)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	8.183%	1,044,591	1,040,423
Peraton Corp.(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.183%	4,873,376	4,861,875
Tranche B1 2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 0.750% 02/01/2029	13.222%	995,348	991,824
Presidio Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% 01/22/2027	8.913%	3,442,491	3,438,188
Proofpoint, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/31/2028	8.697%	2,954,924	2,932,762
Rackspace Technology Global, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 02/15/2028	8.208%	4,152,501	1,770,585
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Floating Rate Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology LLC(e),(f),(h)
Term Loan
3-month Term SOFR + 4.500% 07/01/2028	9.848%	440,692	299,119
Sabre GLBL, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	9.683%	273,600	246,924
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.947%	720,560	648,201
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.947%	1,128,866	1,015,505
Sophia LP(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/07/2027	8.933%	3,738,670	3,729,323
Sovos Compliance LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.947%	4,361,170	4,287,597
Tempo Acquisition LLC(e),(f)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/31/2028	8.083%	4,870,862	4,867,404
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.680%	2,910,655	2,910,044
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.680%	2,517,589	2,515,625
UKG, Inc.(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 01/30/2031	8.814%	282,914	283,268
Veritas US, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 5.000% Floor 1.000% 09/01/2025	10.447%	2,390,682	2,052,998
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Holdings Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% 08/27/2025	9.447%	3,917,058	3,915,648
Virtusa Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	9.183%	3,417,566	3,404,750
Worldpay(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 09/20/2030	8.333%	4,068,053	4,063,822
Total			152,570,137
Transportation Services 0.5%
First Student Bidco, Inc.(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.610%	2,107,167	2,078,994
3-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	9.448%	1,171,094	1,167,745
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.610%	639,096	630,551
Total			3,877,290
Wireless 0.9%
Altice France SA(e),(f)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.814%	2,325,697	2,110,081
Crown Subsea Communications Holdings, Inc.(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 01/26/2031	10.067%	3,678,232	3,678,232
SBA Senior Finance II LLC(e),(f)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.336%	1,263,184	1,261,214
Total			7,049,527
Total Senior Loans (Cost $689,727,679)			675,250,637
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
21

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)

Money Market Funds 7.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(j),(k)	55,698,476	55,687,336
Total Money Market Funds (Cost $55,684,708)		55,687,336
Total Investments in Securities (Cost: $797,598,206)		777,871,310
Other Assets & Liabilities, Net		(27,632,882)
Net Assets		750,238,428
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2024, the total value of these securities amounted to $2, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $33,612,244, which represents 4.48% of total net assets.

(e)
The stated interest rate represents the weighted average interest rate at January 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
(g)	Represents a security purchased on a forward commitment basis.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a security in default.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2024.
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	100,083,642	118,933,431	(163,333,378)	3,641	55,687,336	11,265	1,462,270	55,698,476
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Floating Rate Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	571,482	—	0 *	571,482
Consumer Discretionary	—	5,309	—	5,309
Energy	—	21,936	85,205	107,141
Financials	—	1,435,584	—	1,435,584
Health Care	—	349,765	—	349,765
Industrials	—	131,602	—	131,602
Information Technology	—	3,832	414,054	417,886
Materials	—	—	2	2
Total Common Stocks	571,482	1,948,028	499,261	3,018,771
Convertible Preferred Stocks
Information Technology	—	—	2,370	2,370
Total Convertible Preferred Stocks	—	—	2,370	2,370
Corporate Bonds & Notes	—	35,816,401	—	35,816,401
Exchange-Traded Fixed Income Funds	8,095,795	—	—	8,095,795
Senior Loans	—	670,943,239	4,307,398	675,250,637
Money Market Funds	55,687,336	—	—	55,687,336
Total Investments in Securities	64,354,613	708,707,668	4,809,029	777,871,310

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
23

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2024 ($)
Common Stocks	81,658	—	—	(485,869)	168	—	903,304	—	499,261
Convertible Preferred Stocks	2,370	—	—	—	—	—	—	—	2,370
Senior Loans	7,598,088	591	84	224,748	—	(16,713)	1,003,472	(4,502,872)	4,307,398
Total	7,682,116	591	84	(261,121)	168	(16,713)	1,906,776	(4,502,872)	4,809,029
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2024 was $(261,121), which is comprised of Common Stocks of $(485,869) and Senior Loans of $224,748.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Convertible preferred stocks and senior loans were valued using single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. Common stocks – communication services and materials securities classified as Level 3 were valued using the market approach; common stocks – energy and information technology securities classified as Level 3 were valued using single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Floating Rate Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $741,913,498)	$722,183,974
Affiliated issuers (cost $55,684,708)	55,687,336
Cash	3,231,245
Receivable for:
Investments sold	189,475
Investments sold on a delayed delivery basis	2,322,943
Capital shares sold	6,201,621
Dividends	252,837
Interest	3,312,411
Expense reimbursement due from Investment Manager	313
Prepaid expenses	6,986
Other assets	28,699
Total assets	793,417,840
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	34,218,720
Capital shares redeemed	3,301,258
Distributions to shareholders	5,453,670
Management services fees	13,219
Distribution and/or service fees	2,178
Transfer agent fees	54,701
Compensation of chief compliance officer	71
Compensation of board members	1,471
Other expenses	23,109
Deferred compensation of board members	111,015
Total liabilities	43,179,412
Net assets applicable to outstanding capital stock	$750,238,428
Represented by
Paid in capital	876,005,970
Total distributable earnings (loss)	(125,767,542)
Total - representing net assets applicable to outstanding capital stock	$750,238,428
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
25

Statement of Assets and Liabilities (continued)
January 31, 2024 (Unaudited)
Class A
Net assets	$209,843,844
Shares outstanding	6,246,013
Net asset value per share	$33.60
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$34.64
Advisor Class
Net assets	$15,522,663
Shares outstanding	462,741
Net asset value per share	$33.55
Class C
Net assets	$26,702,674
Shares outstanding	794,677
Net asset value per share	$33.60
Institutional Class
Net assets	$312,049,716
Shares outstanding	9,300,868
Net asset value per share	$33.55
Institutional 2 Class
Net assets	$150,456,999
Shares outstanding	4,461,118
Net asset value per share	$33.73
Institutional 3 Class
Net assets	$33,959,033
Shares outstanding	1,011,283
Net asset value per share	$33.58
Class R
Net assets	$1,703,499
Shares outstanding	50,663
Net asset value per share	$33.62
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Floating Rate Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$346,033
Dividends — affiliated issuers	1,462,270
Interest	33,641,513
Interfund lending	2,570
Total income	35,452,386
Expenses:
Management services fees	2,441,379
Distribution and/or service fees
Class A	268,894
Class C	129,260
Class R	3,757
Transfer agent fees
Class A	89,670
Advisor Class	6,547
Class C	10,775
Institutional Class	123,567
Institutional 2 Class	44,917
Institutional 3 Class	1,857
Class R	627
Printing and postage fees	25,137
Registration fees	63,775
Accounting services fees	20,863
Legal fees	19,150
Compensation of chief compliance officer	71
Compensation of board members	10,413
Deferred compensation of board members	9,854
Other	3,214
Total expenses	3,273,727
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(90,802)
Total net expenses	3,182,925
Net investment income	32,269,461
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,497,603)
Investments — affiliated issuers	11,265
Net realized loss	(8,486,338)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	13,034,406
Investments — affiliated issuers	3,641
Net change in unrealized appreciation (depreciation)	13,038,047
Net realized and unrealized gain	4,551,709
Net increase in net assets resulting from operations	$36,821,170
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
27

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$32,269,461	$57,079,026
Net realized loss	(8,486,338)	(24,570,253)
Net change in unrealized appreciation (depreciation)	13,038,047	26,347,522
Net increase in net assets resulting from operations	36,821,170	58,856,295
Distributions to shareholders
Net investment income and net realized gains
Class A	(9,289,689)	(17,470,987)
Advisor Class	(697,590)	(1,845,966)
Class C	(1,018,639)	(1,857,679)
Institutional Class	(13,194,643)	(26,635,095)
Institutional 2 Class	(6,482,601)	(2,782,237)
Institutional 3 Class	(2,461,580)	(7,381,925)
Class R	(63,308)	(104,892)
Total distributions to shareholders	(33,208,050)	(58,078,781)
Increase (decrease) in net assets from capital stock activity	10,969,072	(213,088,931)
Total increase (decrease) in net assets	14,582,192	(212,311,417)
Net assets at beginning of period	735,656,236	947,967,653
Net assets at end of period	$750,238,428	$735,656,236
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Floating Rate Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	555,248	18,617,840	1,042,571	34,570,269
Distributions reinvested	268,533	9,008,915	510,632	16,881,114
Shares redeemed	(1,004,504)	(33,716,394)	(2,637,371)	(87,270,707)
Net decrease	(180,723)	(6,089,639)	(1,084,168)	(35,819,324)
Advisor Class
Shares sold	115,238	3,860,632	180,232	5,985,895
Distributions reinvested	20,808	697,005	55,897	1,844,271
Shares redeemed	(126,764)	(4,245,878)	(784,845)	(25,854,466)
Net increase (decrease)	9,282	311,759	(548,716)	(18,024,300)
Class C
Shares sold	175,970	5,903,329	190,556	6,310,440
Distributions reinvested	27,682	928,855	50,771	1,678,611
Shares redeemed	(167,887)	(5,634,110)	(419,034)	(13,859,780)
Net increase (decrease)	35,765	1,198,074	(177,707)	(5,870,729)
Institutional Class
Shares sold	2,634,352	88,282,911	2,756,958	91,218,987
Distributions reinvested	351,385	11,773,177	711,779	23,494,527
Shares redeemed	(2,037,288)	(68,257,643)	(8,653,327)	(286,002,184)
Net increase (decrease)	948,449	31,798,445	(5,184,590)	(171,288,670)
Institutional 2 Class
Shares sold	831,129	27,959,843	3,416,977	114,539,473
Distributions reinvested	192,415	6,480,486	83,392	2,771,585
Shares redeemed	(437,102)	(14,726,813)	(1,174,267)	(38,950,324)
Net increase	586,442	19,713,516	2,326,102	78,360,734
Institutional 3 Class
Shares sold	382,944	12,883,524	929,710	30,989,435
Distributions reinvested	73,069	2,449,478	223,388	7,377,811
Shares redeemed	(1,541,841)	(51,691,438)	(2,983,952)	(98,561,676)
Net decrease	(1,085,828)	(36,358,436)	(1,830,854)	(60,194,430)
Class R
Shares sold	14,001	470,046	9,542	314,187
Distributions reinvested	1,831	61,470	2,983	98,682
Shares redeemed	(4,055)	(136,163)	(20,160)	(665,081)
Net increase (decrease)	11,777	395,353	(7,635)	(252,212)
Total net increase (decrease)	325,164	10,969,072	(6,507,568)	(213,088,931)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$33.43	1.42	0.21	1.63	(1.46)	(1.46)
Year Ended 7/31/2023	$33.27	2.42	0.23	2.65	(2.49)	(2.49)
Year Ended 7/31/2022	$35.28	1.15	(2.08)	(0.93)	(1.08)	(1.08)
Year Ended 7/31/2021(d)	$33.22	1.12	1.98	3.10	(1.04)	(1.04)
Year Ended 7/31/2020(d)	$35.88	1.48	(2.62)	(1.14)	(1.52)	(1.52)
Year Ended 7/31/2019(d)	$36.61	1.68	(0.69)	0.99	(1.72)	(1.72)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$33.38	1.46	0.21	1.67	(1.50)	(1.50)
Year Ended 7/31/2023	$33.22	2.44	0.29	2.73	(2.57)	(2.57)
Year Ended 7/31/2022	$35.23	1.25	(2.09)	(0.84)	(1.17)	(1.17)
Year Ended 7/31/2021(d)	$33.17	1.21	1.97	3.18	(1.12)	(1.12)
Year Ended 7/31/2020(d)	$35.82	1.56	(2.61)	(1.05)	(1.60)	(1.60)
Year Ended 7/31/2019(d)	$36.55	1.76	(0.69)	1.07	(1.80)	(1.80)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$33.44	1.29	0.20	1.49	(1.33)	(1.33)
Year Ended 7/31/2023	$33.28	2.17	0.23	2.40	(2.24)	(2.24)
Year Ended 7/31/2022	$35.29	0.89	(2.08)	(1.19)	(0.82)	(0.82)
Year Ended 7/31/2021(d)	$33.23	0.87	1.97	2.84	(0.78)	(0.78)
Year Ended 7/31/2020(d)	$35.89	1.24	(2.62)	(1.38)	(1.28)	(1.28)
Year Ended 7/31/2019(d)	$36.62	1.40	(0.69)	0.71	(1.44)	(1.44)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$33.39	1.46	0.20	1.66	(1.50)	(1.50)
Year Ended 7/31/2023	$33.22	2.47	0.27	2.74	(2.57)	(2.57)
Year Ended 7/31/2022	$35.23	1.26	(2.10)	(0.84)	(1.17)	(1.17)
Year Ended 7/31/2021(d)	$33.18	1.21	1.96	3.17	(1.12)	(1.12)
Year Ended 7/31/2020(d)	$35.83	1.56	(2.61)	(1.05)	(1.60)	(1.60)
Year Ended 7/31/2019(d)	$36.56	1.76	(0.69)	1.07	(1.80)	(1.80)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$33.56	1.47	0.21	1.68	(1.51)	(1.51)
Year Ended 7/31/2023	$33.40	2.50	0.26	2.76	(2.60)	(2.60)
Year Ended 7/31/2022	$35.42	1.22	(2.05)	(0.83)	(1.19)	(1.19)
Year Ended 7/31/2021(d)	$33.35	1.22	1.99	3.21	(1.14)	(1.14)
Year Ended 7/31/2020(d)	$36.01	1.52	(2.54)	(1.02)	(1.64)	(1.64)
Year Ended 7/31/2019(d)	$36.74	1.76	(0.69)	1.07	(1.80)	(1.80)
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Floating Rate Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$33.60	4.97%	1.02%	1.00%	8.41%	27%	$209,844
Year Ended 7/31/2023	$33.43	8.32%	1.05%	1.01%	7.27%	35%	$214,863
Year Ended 7/31/2022	$33.27	(2.70% )	1.04%	1.02% (c)	3.33%	35%	$249,880
Year Ended 7/31/2021(d)	$35.28	9.35%	1.06%	1.02% (c)	3.24%	75%	$212,382
Year Ended 7/31/2020(d)	$33.22	(3.11% )	1.05%	1.02% (c)	4.32%	37%	$204,715
Year Ended 7/31/2019(d)	$35.88	2.79%	1.02%	1.02%	4.68%	32%	$323,191
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$33.55	5.10%	0.77%	0.75%	8.66%	27%	$15,523
Year Ended 7/31/2023	$33.38	8.59%	0.80%	0.76%	7.32%	35%	$15,137
Year Ended 7/31/2022	$33.22	(2.48% )	0.79%	0.77% (c)	3.63%	35%	$33,290
Year Ended 7/31/2021(d)	$35.23	9.73%	0.81%	0.77% (c)	3.48%	75%	$21,910
Year Ended 7/31/2020(d)	$33.17	(2.99% )	0.80%	0.77% (c)	4.56%	37%	$19,905
Year Ended 7/31/2019(d)	$35.82	3.05%	0.77%	0.77%	4.95%	32%	$29,255
Class C
Six Months Ended 1/31/2024 (Unaudited)	$33.60	4.54%	1.77%	1.75%	7.65%	27%	$26,703
Year Ended 7/31/2023	$33.44	7.50%	1.80%	1.76%	6.50%	35%	$25,376
Year Ended 7/31/2022	$33.28	(3.43% )	1.79%	1.77% (c)	2.56%	35%	$31,167
Year Ended 7/31/2021(d)	$35.29	8.56%	1.81%	1.77% (c)	2.52%	75%	$30,173
Year Ended 7/31/2020(d)	$33.23	(3.83% )	1.80%	1.77% (c)	3.56%	37%	$48,167
Year Ended 7/31/2019(d)	$35.89	2.02%	1.77%	1.77%	3.93%	32%	$75,406
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$33.55	5.07%	0.77%	0.75%	8.67%	27%	$312,050
Year Ended 7/31/2023	$33.39	8.62%	0.80%	0.76%	7.41%	35%	$278,860
Year Ended 7/31/2022	$33.22	(2.47% )	0.79%	0.77% (c)	3.66%	35%	$449,743
Year Ended 7/31/2021(d)	$35.23	9.73%	0.81%	0.77% (c)	3.49%	75%	$249,552
Year Ended 7/31/2020(d)	$33.18	(2.99% )	0.80%	0.77% (c)	4.59%	37%	$213,695
Year Ended 7/31/2019(d)	$35.83	3.05%	0.77%	0.77%	4.93%	32%	$446,512
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$33.73	5.11%	0.75%	0.72%	8.70%	27%	$150,457
Year Ended 7/31/2023	$33.56	8.62%	0.78%	0.72%	7.54%	35%	$130,041
Year Ended 7/31/2022	$33.40	(2.44% )	0.75%	0.73%	3.50%	35%	$51,720
Year Ended 7/31/2021(d)	$35.42	9.70%	0.77%	0.73%	3.51%	75%	$95,567
Year Ended 7/31/2020(d)	$33.35	(2.80% )	0.77%	0.73%	4.51%	37%	$68,780
Year Ended 7/31/2019(d)	$36.01	2.98%	0.74%	0.74%	4.91%	32%	$56,376
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
31

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$33.42	1.48	0.19	1.67	(1.51)	(1.51)
Year Ended 7/31/2023	$33.25	2.47	0.30	2.77	(2.60)	(2.60)
Year Ended 7/31/2022	$35.27	1.25	(2.07)	(0.82)	(1.20)	(1.20)
Year Ended 7/31/2021(d)	$33.21	1.23	1.99	3.22	(1.16)	(1.16)
Year Ended 7/31/2020(d)	$35.87	1.60	(2.62)	(1.02)	(1.64)	(1.64)
Year Ended 7/31/2019(d)	$36.60	1.80	(0.69)	1.11	(1.84)	(1.84)
Class R
Six Months Ended 1/31/2024 (Unaudited)	$33.46	1.38	0.20	1.58	(1.42)	(1.42)
Year Ended 7/31/2023	$33.30	2.33	0.24	2.57	(2.41)	(2.41)
Year Ended 7/31/2022	$35.31	1.07	(2.08)	(1.01)	(1.00)	(1.00)
Year Ended 7/31/2021(d)	$33.25	1.04	1.97	3.01	(0.95)	(0.95)
Year Ended 7/31/2020(d)	$35.91	1.40	(2.62)	(1.22)	(1.44)	(1.44)
Year Ended 7/31/2019(d)	$36.64	1.60	(0.73)	0.87	(1.60)	(1.60)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Columbia Floating Rate Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$33.58	5.10%	0.70%	0.67%	8.70%	27%	$33,959
Year Ended 7/31/2023	$33.42	8.70%	0.72%	0.68%	7.39%	35%	$70,077
Year Ended 7/31/2022	$33.25	(2.41% )	0.70%	0.68%	3.60%	35%	$130,619
Year Ended 7/31/2021(d)	$35.27	9.82%	0.72%	0.68%	3.55%	75%	$139,132
Year Ended 7/31/2020(d)	$33.21	(2.90% )	0.71%	0.69%	4.66%	37%	$75,271
Year Ended 7/31/2019(d)	$35.87	3.13%	0.69%	0.69%	5.02%	32%	$106,005
Class R
Six Months Ended 1/31/2024 (Unaudited)	$33.62	4.80%	1.27%	1.25%	8.18%	27%	$1,703
Year Ended 7/31/2023	$33.46	8.05%	1.30%	1.26%	6.99%	35%	$1,301
Year Ended 7/31/2022	$33.30	(2.95% )	1.29%	1.27% (c)	3.09%	35%	$1,549
Year Ended 7/31/2021(d)	$35.31	9.16%	1.31%	1.27% (c)	2.99%	75%	$1,315
Year Ended 7/31/2020(d)	$33.25	(3.46% )	1.30%	1.27% (c)	4.06%	37%	$1,572
Year Ended 7/31/2019(d)	$35.91	2.54%	1.27%	1.27%	4.42%	32%	$2,439
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | Semiannual Report 2024
33

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund will be liquidated. For federal tax purposes, this liquidation will be treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
34
Columbia Floating Rate Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
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Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
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Columbia Floating Rate Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.65% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
Columbia Floating Rate Fund  | Semiannual Report 2024
37

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively.
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Columbia Floating Rate Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $906,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	90,194
Class C	—	1.00 (b)	3,093

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	1.00%	1.01%
Advisor Class	0.75	0.76
Class C	1.75	1.76
Institutional Class	0.75	0.76
Institutional 2 Class	0.72	0.72
Institutional 3 Class	0.67	0.68
Class R	1.25	1.26
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Floating Rate Fund  | Semiannual Report 2024
39

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
797,598,000	4,146,000	(23,873,000)	(19,727,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(14,095,562)	(82,449,939)	(96,545,501)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $217,880,636 and $195,318,215, respectively, for the six months ended January 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
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Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended January 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,257,143	5.86	7
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Floating rate loan risk
Floating rate loans are generally subject to legal or contractual restrictions on resale, may trade infrequently on the secondary market, may trade only in the over-the-counter market and are typically subject to extended settlement periods. Each of these factors may result in increased liquidity risk and impaired value when the Fund needs to liquidate such loans. Additionally, portfolio managers may avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. A decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance. Certain floating rate and other loans may not be fully collateralized and may decline in value. Because rates on certain floating rate loans reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can cause fluctuations in the Fund’s NAV.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments
Columbia Floating Rate Fund  | Semiannual Report 2024
41

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise, though the values of floating rate instruments tend to move less in response to changes in interest rates than the values of fixed rate instruments. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not keep pace with increases in interest rates. Because rates on certain floating rate loans and floating rate debt instruments reset only periodically, changes in interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Because the Fund invests primarily in floating rate loans and floating rate debt securities, a decrease in interest rates will typically reduce the amount of income the Fund receives from such loans. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs,
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Columbia Floating Rate Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 36.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Floating Rate Fund  | Semiannual Report 2024
43

Columbia Floating Rate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR149_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Income Opportunities Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Income Opportunities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Income Opportunities Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2003
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	5.18	7.65	3.41	3.55
	Including sales charges		0.20	2.56	2.42	3.05
Advisor Class		11/08/12	5.30	7.91	3.67	3.81
Class C	Excluding sales charges	06/19/03	4.91	6.98	2.66	2.79
	Including sales charges		3.91	5.98	2.66	2.79
Institutional Class		09/27/10	5.31	7.91	3.67	3.80
Institutional 2 Class		11/08/12	5.47	8.11	3.78	3.91
Institutional 3 Class		03/07/11	5.50	8.17	3.83	3.96
Class R		09/27/10	5.05	7.39	3.15	3.28
ICE BofA BB-B US Cash Pay High Yield Constrained Index			6.06	8.71	4.29	4.46
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The ICE BofA BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.
Effective July 1, 2022 the ICE BofA BB-B US Cash Pay High Yield Constrained Index includes transaction costs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Income Opportunities Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at January 31, 2024)
Common Stocks	0.0 (a)
Convertible Bonds	1.0
Corporate Bonds & Notes	93.2
Foreign Government Obligations	0.8
Money Market Funds	2.1
Senior Loans	2.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at January 31, 2024)
BBB rating	4.6
BB rating	44.1
B rating	47.0
CCC rating	3.5
Not rated	0.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Columbia Income Opportunities Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,051.80	1,020.31	4.95	4.88	0.96
Advisor Class	1,000.00	1,000.00	1,053.00	1,021.57	3.66	3.61	0.71
Class C	1,000.00	1,000.00	1,049.10	1,016.54	8.81	8.67	1.71
Institutional Class	1,000.00	1,000.00	1,053.10	1,021.57	3.66	3.61	0.71
Institutional 2 Class	1,000.00	1,000.00	1,054.70	1,021.92	3.31	3.25	0.64
Institutional 3 Class	1,000.00	1,000.00	1,055.00	1,022.17	3.05	3.00	0.59
Class R	1,000.00	1,000.00	1,050.50	1,019.05	6.24	6.14	1.21
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Income Opportunities Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Telesat Corp.(b)	101	996
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		1,057
Total Communication Services		1,057
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	77,215
Total Consumer Discretionary		77,215
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,298	7,087
Total Industrials		7,087
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		85,359

Convertible Bonds 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,796,000	1,621,680
Electric 0.8%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	6,067,881	5,445,923
Total Convertible Bonds (Cost $7,271,002)			7,067,603

Corporate Bonds & Notes 93.1%

Aerospace & Defense 1.6%
Bombardier, Inc.(d)
04/15/2027	7.875%	988,000	988,257
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	1,111,000	1,203,867
11/15/2030	9.750%	910,000	954,556
TransDigm, Inc.(d)
03/15/2026	6.250%	6,335,000	6,300,664
08/15/2028	6.750%	1,712,000	1,739,449
Total			11,186,793
Airlines 2.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	5,656,006	5,600,033
04/20/2029	5.750%	3,367,830	3,308,982
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	2,768,737	2,601,618
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	3,319,275	3,327,400
Total			14,838,033
Automotive 2.3%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	780,000	771,008
Clarios Global LP(d)
05/15/2025	6.750%	1,239,000	1,239,007
Ford Motor Credit Co. LLC
03/18/2024	5.584%	680,000	679,570
11/01/2024	4.063%	1,439,000	1,421,021
06/16/2025	5.125%	2,268,000	2,247,983
11/13/2025	3.375%	123,000	118,056
01/08/2026	4.389%	1,730,000	1,686,253
08/17/2027	4.125%	2,258,000	2,144,790
11/04/2027	7.350%	1,280,000	1,345,829
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,512,931
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2027	8.500%	1,881,000	1,877,154
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	922,000	972,385
Total			16,015,987
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	548,000	544,658
Subordinated
11/20/2025	5.750%	967,000	968,318
Total			1,512,976
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Income Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 1.8%
AG Issuer LLC(d)
03/01/2028	6.250%	104,000	102,624
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	2,636,000	2,732,641
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	1,641,000	1,781,517
NFP Corp.(d)
08/15/2028	4.875%	5,630,000	5,582,921
10/01/2030	7.500%	2,070,000	2,183,460
Total			12,383,163
Building Materials 1.6%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	2,090,000	1,960,374
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,410,918
08/01/2030	6.500%	1,436,000	1,457,600
SRS Distribution, Inc.(d)
07/01/2028	4.625%	3,064,000	2,856,794
Summit Materials LLC /Finance Corp.(d)
01/15/2031	7.250%	1,287,000	1,337,521
Total			11,023,207
Cable and Satellite 5.7%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	3,120,706
03/01/2030	4.750%	5,761,000	5,118,638
08/15/2030	4.500%	3,250,000	2,821,550
02/01/2032	4.750%	2,106,000	1,806,152
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	835,000	696,806
CCO Holdings LLC/Holdings Capital Corp.(d)
01/15/2034	4.250%	460,000	366,372
CSC Holdings LLC(d)
02/01/2028	5.375%	2,194,000	1,887,009
02/15/2031	3.375%	8,186,000	5,603,294
DISH Network Corp.(d)
11/15/2027	11.750%	670,000	699,088
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,615,934
07/15/2028	4.000%	665,000	603,725
07/01/2030	4.125%	2,796,000	2,446,450
Videotron Ltd.(d)
06/15/2029	3.625%	1,844,000	1,681,970
Virgin Media Finance PLC(d)
07/15/2030	5.000%	3,884,000	3,452,939
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,940,000	3,440,927
Ziggo BV(d)
01/15/2030	4.875%	5,316,000	4,753,560
Total			40,115,120
Chemicals 4.3%
Ashland LLC(d)
09/01/2031	3.375%	1,528,000	1,298,176
Avient Corp.(d)
08/01/2030	7.125%	795,000	816,289
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	1,168,000	1,215,865
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,668,182
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,566,000	1,576,773
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,529,526
HB Fuller Co.
10/15/2028	4.250%	1,919,000	1,787,152
Herens Holdco Sarl(d)
05/15/2028	4.750%	2,001,000	1,691,774
INEOS Finance PLC(d),(f)
04/15/2029	7.500%	2,111,000	2,100,867
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	1,539,000	1,618,117
Ingevity Corp.(d)
11/01/2028	3.875%	2,309,000	2,036,087
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,674,000	1,422,448
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	2,184,000	1,992,792
11/15/2028	9.750%	2,823,000	2,994,429
SPCM SA(d)
03/15/2027	3.125%	854,000	790,043
Tronox, Inc.(d)
03/15/2029	4.625%	242,000	213,707
WR Grace Holdings LLC(d)
06/15/2027	4.875%	3,036,000	2,902,894
08/15/2029	5.625%	1,658,000	1,462,509
03/01/2031	7.375%	442,000	449,889
Total			30,567,519
Construction Machinery 1.1%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,548,000	5,037,252
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,705,381
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	381,759
03/15/2031	7.750%	440,000	463,294
Total			7,587,686
Consumer Cyclical Services 1.8%
APX Group, Inc.(d)
02/15/2027	6.750%	1,365,000	1,369,814
Arches Buyer, Inc.(d)
06/01/2028	4.250%	3,007,000	2,681,382
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	359,712
02/15/2029	5.625%	1,794,000	1,753,290
Uber Technologies, Inc.(d)
08/15/2029	4.500%	6,681,000	6,332,434
Total			12,496,632
Consumer Products 1.7%
Acushnet Co.(d)
10/15/2028	7.375%	336,000	349,435
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	3,401,000	3,347,754
Newell Brands, Inc.
09/15/2027	6.375%	580,000	570,893
Newell, Inc.
04/01/2026	5.200%	730,000	709,756
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,280,046
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,385,000	1,166,039
02/01/2032	4.375%	450,000	377,294
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	990,000	961,020
07/15/2030	5.500%	647,000	634,842
03/15/2031	3.875%	556,000	514,916
Total			11,911,995
Diversified Manufacturing 1.4%
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	1,001,294
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	1,420,000	1,434,078
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,349,675
Resideo Funding, Inc.(d)
09/01/2029	4.000%	1,615,000	1,405,055
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,249,000	1,204,781
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,622,014
06/15/2028	7.250%	156,000	160,277
Total			10,177,174
Electric 4.6%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,456,523
02/15/2031	3.750%	7,352,000	6,381,572
01/15/2032	3.750%	2,834,000	2,409,520
FirstEnergy Corp.
11/15/2031	7.375%	1,142,000	1,337,099
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	737,409
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	2,244,000	2,125,429
09/15/2027	4.500%	381,000	359,028
01/15/2029	7.250%	1,126,000	1,159,664
NRG Energy, Inc.(d)
06/15/2029	5.250%	4,256,000	4,081,086
02/15/2031	3.625%	1,992,000	1,706,239
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	849,000	791,078
PG&E Corp.
07/01/2028	5.000%	668,000	645,470
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,922,000	2,816,003
01/15/2030	4.750%	2,488,000	2,300,256
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	1,857,000	1,839,745
10/15/2031	7.750%	2,358,000	2,450,159
Total			32,596,280
Environmental 1.4%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	275,509
GFL Environmental, Inc.(d)
06/01/2025	4.250%	3,590,000	3,526,444
01/15/2031	6.750%	1,049,000	1,074,532
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	4,819,000	4,676,628
Total			9,553,113
Finance Companies 3.0%
Navient Corp.
06/25/2025	6.750%	2,470,000	2,486,788
03/15/2031	11.500%	1,176,000	1,283,630
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Income Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
01/15/2029	9.000%	1,007,000	1,060,453
03/15/2030	7.875%	1,388,000	1,410,107
09/15/2030	4.000%	1,444,000	1,220,697
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	4,964,000	4,640,573
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	637,245
03/01/2031	3.875%	2,761,000	2,423,514
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	6,262,000	5,313,427
Springleaf Finance Corp.
11/15/2029	5.375%	158,000	146,195
United Wholesale Mortgage LLC(d)
04/15/2029	5.500%	465,000	439,464
Total			21,062,093
Food and Beverage 2.4%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,839,473
06/15/2030	6.000%	1,342,000	1,333,652
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	3,631,000	3,513,295
Post Holdings, Inc.(d)
03/01/2027	5.750%	928,000	923,888
01/15/2028	5.625%	1,446,000	1,422,284
04/15/2030	4.625%	909,000	836,069
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,407,000	1,284,281
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	2,757,000	2,374,378
US Foods, Inc.(d)
09/15/2028	6.875%	869,000	891,840
06/01/2030	4.625%	1,417,000	1,320,424
01/15/2032	7.250%	809,000	847,383
Total			16,586,967
Gaming 3.9%
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	863,192
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	2,745,000	2,827,407
Caesars Entertainment, Inc.(d),(f)
02/15/2032	6.500%	2,702,000	2,728,593
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	877,535
Churchill Downs, Inc.(d)
05/01/2031	6.750%	821,000	832,209
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	3,207,000	3,212,106
07/01/2025	6.250%	4,539,000	4,560,947
International Game Technology PLC(d)
02/15/2025	6.500%	2,529,000	2,533,829
04/15/2026	4.125%	1,252,000	1,212,036
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	366,000	381,170
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,174,592
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,440,000	2,312,134
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,342,873
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	901,000	899,852
Total			27,758,475
Health Care 6.9%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	500,350
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	670,000	657,393
04/15/2029	5.000%	1,620,000	1,551,837
AdaptHealth LLC(d)
03/01/2030	5.125%	1,291,000	1,013,555
Avantor Funding, Inc.(d)
11/01/2029	3.875%	3,787,000	3,434,823
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,430,958
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	1,115,000	1,075,360
04/01/2030	3.500%	1,764,000	1,550,055
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	835,200
03/15/2029	3.750%	923,000	841,245
03/15/2031	4.000%	989,000	878,911
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	4,635,000	3,847,511
02/15/2031	4.750%	244,000	194,602
01/15/2032	10.875%	786,000	825,168
DaVita, Inc.(d)
06/01/2030	4.625%	880,000	778,394
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	721,835
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	832,000	777,324
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,382,114
05/15/2030	6.500%	702,000	715,820
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	545,000	493,509
10/01/2029	5.250%	5,079,000	4,736,129
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,485,631
Star Parent, Inc.(d)
10/01/2030	9.000%	1,859,000	1,954,041
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,740,314
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,032,310
Tenet Healthcare Corp.
01/01/2026	4.875%	1,425,000	1,412,195
02/01/2027	6.250%	7,243,000	7,221,837
01/15/2030	4.375%	897,000	829,230
Total			48,917,651
Home Construction 0.4%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,172,000	3,028,746
Independent Energy 4.2%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,468,000	1,523,241
Callon Petroleum Co.(d)
06/15/2030	7.500%	1,095,000	1,153,512
Civitas Resources, Inc.(d)
11/01/2030	8.625%	454,000	485,191
CNX Resources Corp.(d)
03/14/2027	7.250%	237,000	237,969
01/15/2029	6.000%	1,450,000	1,401,072
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	4,893,000	4,799,610
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	1,113,000	1,097,194
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	3,081,000	3,069,674
02/01/2029	5.750%	2,565,000	2,490,641
11/01/2033	8.375%	969,000	1,040,987
Matador Resources Co.
09/15/2026	5.875%	3,220,000	3,192,324
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	892,936
Permian Resources Operating LLC(d)
01/15/2032	7.000%	2,586,000	2,669,821
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
07/15/2028	6.500%	1,486,000	1,485,075
Southwestern Energy Co.
02/01/2032	4.750%	4,298,000	3,980,953
Total			29,520,200
Leisure 2.9%
Carnival Corp.(d)
03/01/2027	5.750%	1,117,000	1,100,282
08/15/2029	7.000%	1,358,000	1,412,925
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	4,317,000	4,726,827
Cinemark USA, Inc.(d)
03/15/2026	5.875%	2,185,000	2,163,961
07/15/2028	5.250%	941,000	867,996
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	807,046
NCL Corp., Ltd.(d)
02/15/2027	5.875%	1,148,000	1,131,168
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	400,000	384,323
08/31/2026	5.500%	369,000	365,306
07/15/2027	5.375%	478,000	470,116
01/15/2029	9.250%	420,000	451,639
01/15/2030	7.250%	4,138,000	4,312,354
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	805,000	821,115
Viking Cruises Ltd.(d)
07/15/2031	9.125%	1,518,000	1,624,328
Total			20,639,386
Lodging 0.2%
Hilton Grand Vacations Borrower Escrow LLC(d)
01/15/2032	6.625%	1,113,000	1,115,795
Media and Entertainment 3.9%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	1,323,000	1,381,546
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	6,342,000	5,982,126
iHeartCommunications, Inc.
05/01/2026	6.375%	1,445,652	1,242,596
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	2,680,000	2,081,520
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	1,488,000	1,431,066
01/15/2029	4.250%	1,222,000	1,086,843
03/15/2030	4.625%	3,133,000	2,767,307
02/15/2031	7.375%	2,010,000	2,105,218
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Income Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(d)
03/15/2029	4.250%	3,542,000	3,068,604
Roblox Corp.(d)
05/01/2030	3.875%	3,286,000	2,885,563
Univision Communications, Inc.(d)
08/15/2028	8.000%	1,845,000	1,876,021
06/30/2030	7.375%	1,529,000	1,498,895
Total			27,407,305
Metals and Mining 3.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	556,980
10/01/2031	5.125%	2,509,000	2,297,903
Constellium SE(d)
04/15/2029	3.750%	6,482,000	5,838,024
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	424,000	410,858
04/01/2029	6.125%	7,705,000	7,599,092
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	2,187,000	1,869,089
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,359,432
01/30/2030	4.750%	1,329,000	1,232,945
08/15/2031	3.875%	735,000	637,951
Total			21,802,274
Midstream 4.9%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,155,545
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,841,000	1,606,729
DCP Midstream Operating LP
04/01/2044	5.600%	1,662,000	1,629,407
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,404,000	2,389,828
EQM Midstream Partners LP
12/01/2026	4.125%	840,000	809,396
07/15/2048	6.500%	751,000	775,370
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,379,000	2,409,189
01/15/2029	4.500%	778,000	734,206
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,768,051
06/01/2026	6.000%	1,402,000	1,398,665
04/28/2027	5.625%	3,054,000	3,030,761
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	3,916,055
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	2,560,000	2,286,903
08/15/2031	4.125%	4,912,000	4,348,327
11/01/2033	3.875%	5,353,000	4,542,388
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	835,000	887,038
02/01/2032	9.875%	898,000	943,990
Total			34,631,848
Oil Field Services 0.9%
Kodiak Gas Services LLC(d),(f)
02/15/2029	7.250%	359,000	363,480
Nabors Industries, Inc.(d)
05/15/2027	7.375%	1,463,000	1,446,236
01/31/2030	9.125%	643,000	655,440
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,255,000	1,282,471
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,499,000	2,583,723
Total			6,331,350
Other Industry 0.1%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	693,128
Other REIT 1.6%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	1,161,000	1,024,793
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,215,000	1,194,532
02/01/2027	4.250%	3,368,000	3,119,862
06/15/2029	4.750%	1,649,000	1,475,855
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,095,678
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	1,416,000	1,306,086
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	449,645
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	918,879
Service Properties Trust(d)
11/15/2031	8.625%	836,000	886,382
Total			11,471,712
Packaging 2.2%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	1,562,000	1,544,562
09/01/2029	4.000%	4,842,000	3,937,395
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	2,694,000	2,634,168
Canpack SA/US LLC(d)
11/15/2029	3.875%	2,508,000	2,209,140
Sealed Air Corp.(d)
02/01/2028	6.125%	261,000	262,252
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	4,825,000	4,710,366
Total			15,297,883
Pharmaceuticals 1.4%
Bausch Health Companies, Inc.(d)
11/01/2025	5.500%	1,065,000	978,170
06/01/2028	4.875%	2,366,000	1,335,060
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	2,781,000	2,386,932
Jazz Securities DAC(d)
01/15/2029	4.375%	1,315,000	1,214,191
Organon Finance 1 LLC(d)
04/30/2028	4.125%	1,042,000	952,016
04/30/2031	5.125%	3,540,000	3,044,103
Total			9,910,472
Property & Casualty 2.8%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,095,000	6,647,424
04/15/2028	6.750%	2,267,000	2,287,623
01/15/2031	7.000%	2,409,000	2,438,396
HUB International, Ltd.(d)
06/15/2030	7.250%	6,275,000	6,449,851
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
MGIC Investment Corp.
08/15/2028	5.250%	491,000	478,044
Radian Group, Inc.
03/15/2025	6.625%	197,000	197,636
03/15/2027	4.875%	1,162,000	1,133,107
Total			19,646,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.6%
HF Sinclair Corp.(d)
04/15/2027	6.375%	904,000	906,966
02/01/2028	5.000%	3,553,000	3,448,469
Total			4,355,435
Restaurants 1.2%
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,522,620
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,777,335
Total			8,299,955
Retailers 1.7%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	524,346
02/15/2032	5.000%	567,000	512,166
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	611,387
Hanesbrands, Inc.(d)
05/15/2026	4.875%	370,000	356,420
02/15/2031	9.000%	755,000	761,118
L Brands, Inc.(d)
07/01/2025	9.375%	460,000	483,452
10/01/2030	6.625%	2,005,000	2,031,909
L Brands, Inc.
06/15/2029	7.500%	385,000	398,838
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	765,000	691,594
08/01/2031	8.250%	315,000	323,080
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	779,407
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	2,294,000	2,139,858
02/15/2029	7.750%	672,000	652,102
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	2,215,000	1,784,926
Total			12,050,603
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	6.500%	1,085,000	1,096,472
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	838,000	848,433
Total			1,944,905
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Income Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 8.9%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	4,055,000	3,836,349
Block, Inc.
06/01/2031	3.500%	890,000	766,788
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,028,939
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,714,673
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	300,000	311,365
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	807,000	823,593
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	1,124,000	1,035,936
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	836,000	791,351
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,491,712
06/15/2030	5.950%	2,153,000	2,125,758
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	3,278,000	3,415,370
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,336,000	2,181,136
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,530,190
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	2,719,000	2,503,337
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	390,000	351,619
Iron Mountain, Inc.(d)
09/15/2027	4.875%	3,459,000	3,346,358
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	5,227,000	2,141,639
Microchip Technology, Inc.
09/01/2025	4.250%	2,205,000	2,173,558
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	2,511,000	2,694,055
NCR Corp.(d)
10/01/2028	5.000%	1,176,000	1,108,253
04/15/2029	5.125%	4,327,000	4,071,630
10/01/2030	5.250%	124,000	113,727
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,501,000	2,387,886
Picard Midco, Inc.(d)
03/31/2029	6.500%	4,667,000	4,357,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate HDD Cayman(d)
12/15/2029	8.250%	809,000	870,715
07/15/2031	8.500%	898,000	975,852
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	3,288,000	3,206,759
Synaptics, Inc.(d)
06/15/2029	4.000%	1,685,000	1,507,400
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,667,867
UKG, Inc.(d),(f)
02/01/2031	6.875%	2,893,000	2,926,812
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,101,287
Total			62,559,448
Wireless 2.5%
Altice France SA(d)
01/15/2028	5.500%	3,438,000	2,691,088
07/15/2029	5.125%	2,921,000	2,137,977
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,446,275
Sprint Capital Corp.
11/15/2028	6.875%	3,518,000	3,803,667
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,832,253
07/15/2031	4.750%	3,314,000	2,969,182
Total			17,880,442
Wirelines 1.5%
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	1,598,000	1,636,618
03/15/2031	8.625%	1,619,000	1,642,793
Iliad Holding SAS(d)
10/15/2026	6.500%	5,133,000	5,031,791
10/15/2028	7.000%	2,192,000	2,169,673
Total			10,480,875
Total Corporate Bonds & Notes (Cost $680,189,881)			655,359,352

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | Semiannual Report 2024
13

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Foreign Government Obligations(h) 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.8%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	1,151,000	1,123,131
06/01/2027	5.250%	3,587,000	3,337,432
11/15/2028	8.500%	492,000	515,613
05/15/2029	4.250%	624,000	524,966
Total			5,501,142
Total Foreign Government Obligations (Cost $5,528,472)			5,501,142

Senior Loans 2.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.197%	4,596,630	4,452,250
Media and Entertainment 0.7%
Cengage Learning, Inc.(i),(j)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.326%	4,590,101	4,580,049
Retailers 0.1%
PetSmart LLC(i),(j)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.183%	691,454	687,423
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.5%
Ascend Learning LLC(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.933%	4,046,420	3,961,000
UKG, Inc.(i),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.680%	5,319,865	5,318,748
3-month Term SOFR + 3.750% 05/04/2026	9.163%	1,482,210	1,482,210
Total			10,761,958
Total Senior Loans (Cost $20,678,819)			20,481,680

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(k),(l)	14,765,265	14,762,312
Total Money Market Funds (Cost $14,756,915)		14,762,312
Total Investments in Securities (Cost: $731,616,236)		703,257,448
Other Assets & Liabilities, Net		819,846
Net Assets		704,077,294
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2024, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $580,726,561, which represents 82.48% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security in default.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)
The stated interest rate represents the weighted average interest rate at January 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Income Opportunities Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)	Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	19,521,756	93,653,166	(98,414,811)	2,201	14,762,312	968	544,391	14,765,265
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | Semiannual Report 2024
15

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	996	—	61	1,057
Consumer Discretionary	77,215	—	—	77,215
Industrials	7,087	—	—	7,087
Utilities	—	—	0 *	0 *
Total Common Stocks	85,298	—	61	85,359
Convertible Bonds	—	7,067,603	—	7,067,603
Corporate Bonds & Notes	—	655,359,352	—	655,359,352
Foreign Government Obligations	—	5,501,142	—	5,501,142
Senior Loans	—	20,481,680	—	20,481,680
Money Market Funds	14,762,312	—	—	14,762,312
Total Investments in Securities	14,847,610	688,409,777	61	703,257,448

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Income Opportunities Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $716,859,321)	$688,495,136
Affiliated issuers (cost $14,756,915)	14,762,312
Cash	112,880
Receivable for:
Capital shares sold	3,335,890
Dividends	80,485
Interest	10,648,742
Foreign tax reclaims	12,165
Expense reimbursement due from Investment Manager	1,971
Prepaid expenses	9,527
Other assets	5,660
Total assets	717,464,768
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	8,075,248
Capital shares redeemed	1,585,674
Distributions to shareholders	3,388,144
Management services fees	12,449
Distribution and/or service fees	1,554
Transfer agent fees	54,789
Compensation of chief compliance officer	67
Compensation of board members	1,478
Other expenses	19,968
Deferred compensation of board members	248,103
Total liabilities	13,387,474
Net assets applicable to outstanding capital stock	$704,077,294
Represented by
Paid in capital	770,655,460
Total distributable earnings (loss)	(66,578,166)
Total - representing net assets applicable to outstanding capital stock	$704,077,294
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | Semiannual Report 2024
17

Statement of Assets and Liabilities (continued)
January 31, 2024 (Unaudited)
Class A
Net assets	$202,908,547
Shares outstanding	23,500,975
Net asset value per share	$8.63
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.06
Advisor Class
Net assets	$10,694,881
Shares outstanding	1,234,430
Net asset value per share	$8.66
Class C
Net assets	$6,037,945
Shares outstanding	700,045
Net asset value per share	$8.63
Institutional Class
Net assets	$197,999,074
Shares outstanding	22,883,159
Net asset value per share	$8.65
Institutional 2 Class
Net assets	$141,118,540
Shares outstanding	16,295,733
Net asset value per share	$8.66
Institutional 3 Class
Net assets	$144,780,723
Shares outstanding	16,743,299
Net asset value per share	$8.65
Class R
Net assets	$537,584
Shares outstanding	62,274
Net asset value per share	$8.63
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Income Opportunities Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$895
Dividends — affiliated issuers	544,391
Interest	21,980,404
Interfund lending	162
Total income	22,525,852
Expenses:
Management services fees	2,278,862
Distribution and/or service fees
Class A	253,260
Class C	29,528
Class R	973
Transfer agent fees
Class A	125,821
Advisor Class	8,747
Class C	3,665
Institutional Class	119,242
Institutional 2 Class	42,387
Institutional 3 Class	4,505
Class R	243
Custodian fees	2,274
Printing and postage fees	39,455
Registration fees	60,169
Accounting services fees	15,581
Legal fees	10,703
Compensation of chief compliance officer	67
Compensation of board members	10,251
Deferred compensation of board members	19,354
Other	11,186
Total expenses	3,036,273
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(396,806)
Expense reduction	(298)
Total net expenses	2,639,169
Net investment income	19,886,683
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(14,361,743)
Investments — affiliated issuers	968
Net realized loss	(14,360,775)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	31,036,336
Investments — affiliated issuers	2,201
Net change in unrealized appreciation (depreciation)	31,038,537
Net realized and unrealized gain	16,677,762
Net increase in net assets resulting from operations	$36,564,445
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | Semiannual Report 2024
19

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$19,886,683	$38,137,484
Net realized loss	(14,360,775)	(19,067,282)
Net change in unrealized appreciation (depreciation)	31,038,537	2,108,516
Net increase in net assets resulting from operations	36,564,445	21,178,718
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,718,530)	(11,282,772)
Advisor Class	(410,220)	(1,045,497)
Class C	(144,374)	(316,496)
Institutional Class	(5,664,687)	(10,495,448)
Institutional 2 Class	(4,274,970)	(7,662,405)
Institutional 3 Class	(4,372,167)	(7,896,530)
Class R	(10,585)	(18,539)
Total distributions to shareholders	(20,595,533)	(38,717,687)
Decrease in net assets from capital stock activity	(18,369,530)	(45,266,753)
Total decrease in net assets	(2,400,618)	(62,805,722)
Net assets at beginning of period	706,477,912	769,283,634
Net assets at end of period	$704,077,294	$706,477,912
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Income Opportunities Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,755,478	14,795,855	8,064,742	67,256,403
Distributions reinvested	610,803	5,157,002	1,218,925	10,140,855
Shares redeemed	(3,432,252)	(28,853,742)	(12,139,529)	(101,392,355)
Net decrease	(1,065,971)	(8,900,885)	(2,855,862)	(23,995,097)
Advisor Class
Shares sold	154,609	1,303,119	712,307	6,022,465
Distributions reinvested	48,283	408,028	124,992	1,042,943
Shares redeemed	(1,065,048)	(8,920,469)	(1,418,551)	(11,770,023)
Net decrease	(862,156)	(7,209,322)	(581,252)	(4,704,615)
Class C
Shares sold	56,768	480,610	97,591	818,350
Distributions reinvested	16,992	143,352	37,782	313,864
Shares redeemed	(74,207)	(619,830)	(405,051)	(3,375,069)
Net increase (decrease)	(447)	4,132	(269,678)	(2,242,855)
Institutional Class
Shares sold	2,751,611	23,307,591	3,216,369	26,903,207
Distributions reinvested	590,668	5,000,534	1,105,150	9,214,128
Shares redeemed	(3,026,744)	(25,622,651)	(5,547,887)	(46,449,710)
Net increase (decrease)	315,535	2,685,474	(1,226,368)	(10,332,375)
Institutional 2 Class
Shares sold	1,555,450	13,129,883	5,177,380	43,259,159
Distributions reinvested	504,417	4,272,183	916,821	7,652,791
Shares redeemed	(3,116,193)	(26,401,696)	(4,796,885)	(40,203,641)
Net increase (decrease)	(1,056,326)	(8,999,630)	1,297,316	10,708,309
Institutional 3 Class
Shares sold	2,897,186	24,303,955	3,795,281	31,700,843
Distributions reinvested	223,751	1,892,855	312,951	2,608,197
Shares redeemed	(2,643,292)	(22,303,917)	(5,877,319)	(49,002,060)
Net increase (decrease)	477,645	3,892,893	(1,769,087)	(14,693,020)
Class R
Shares sold	18,720	160,312	3,376	28,004
Distributions reinvested	1,154	9,752	1,968	16,372
Shares redeemed	(1,435)	(12,256)	(6,116)	(51,476)
Net increase (decrease)	18,439	157,808	(772)	(7,100)
Total net decrease	(2,173,281)	(18,369,530)	(5,405,703)	(45,266,753)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | Semiannual Report 2024
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$8.44	0.23	0.20	0.43	(0.24)	—	(0.24)
Year Ended 7/31/2023	$8.63	0.43	(0.18)	0.25	(0.44)	—	(0.44)
Year Ended 7/31/2022	$9.96	0.38	(1.04)	(0.66)	(0.37)	(0.30)	(0.67)
Year Ended 7/31/2021	$9.67	0.41	0.33	0.74	(0.45)	—	(0.45)
Year Ended 7/31/2020	$9.87	0.43	(0.21)(d)	0.22	(0.42)	—	(0.42)
Year Ended 7/31/2019	$9.61	0.45	0.26	0.71	(0.45)	—	(0.45)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$8.47	0.24	0.20	0.44	(0.25)	—	(0.25)
Year Ended 7/31/2023	$8.66	0.45	(0.18)	0.27	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.99	0.40	(1.04)	(0.64)	(0.39)	(0.30)	(0.69)
Year Ended 7/31/2021	$9.70	0.43	0.34	0.77	(0.48)	—	(0.48)
Year Ended 7/31/2020	$9.91	0.46	(0.23)(d)	0.23	(0.44)	—	(0.44)
Year Ended 7/31/2019	$9.64	0.48	0.27	0.75	(0.48)	—	(0.48)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$8.43	0.20	0.21	0.41	(0.21)	—	(0.21)
Year Ended 7/31/2023	$8.62	0.36	(0.18)	0.18	(0.37)	—	(0.37)
Year Ended 7/31/2022	$9.95	0.31	(1.04)	(0.73)	(0.30)	(0.30)	(0.60)
Year Ended 7/31/2021	$9.66	0.34	0.33	0.67	(0.38)	—	(0.38)
Year Ended 7/31/2020	$9.86	0.36	(0.21)(d)	0.15	(0.35)	—	(0.35)
Year Ended 7/31/2019	$9.60	0.38	0.26	0.64	(0.38)	—	(0.38)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$8.46	0.24	0.20	0.44	(0.25)	—	(0.25)
Year Ended 7/31/2023	$8.65	0.45	(0.18)	0.27	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.98	0.40	(1.04)	(0.64)	(0.39)	(0.30)	(0.69)
Year Ended 7/31/2021	$9.69	0.44	0.33	0.77	(0.48)	—	(0.48)
Year Ended 7/31/2020	$9.89	0.45	(0.21)(d)	0.24	(0.44)	—	(0.44)
Year Ended 7/31/2019	$9.63	0.48	0.26	0.74	(0.48)	—	(0.48)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$8.46	0.24	0.21	0.45	(0.25)	—	(0.25)
Year Ended 7/31/2023	$8.66	0.46	(0.20)	0.26	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.99	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.70	0.45	0.33	0.78	(0.49)	—	(0.49)
Year Ended 7/31/2020	$9.90	0.46	(0.21)(d)	0.25	(0.45)	—	(0.45)
Year Ended 7/31/2019	$9.63	0.48	0.27	0.75	(0.48)	—	(0.48)
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Income Opportunities Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$8.63	5.18%	1.07%	0.96% (c)	5.46%	16%	$202,909
Year Ended 7/31/2023	$8.44	3.05%	1.08%	0.96% (c)	5.12%	22%	$207,301
Year Ended 7/31/2022	$8.63	(6.99% )	1.05%	0.95% (c)	4.10%	34%	$236,681
Year Ended 7/31/2021	$9.96	7.85%	1.15%	1.01% (c)	4.18%	58%	$291,523
Year Ended 7/31/2020	$9.67	2.32%	1.09%	1.04% (c)	4.45%	56%	$314,014
Year Ended 7/31/2019	$9.87	7.62%	1.04%	1.04%	4.69%	43%	$373,159
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$8.66	5.30%	0.82%	0.71% (c)	5.68%	16%	$10,695
Year Ended 7/31/2023	$8.47	3.32%	0.82%	0.71% (c)	5.35%	22%	$17,754
Year Ended 7/31/2022	$8.66	(6.73% )	0.80%	0.70% (c)	4.33%	34%	$23,192
Year Ended 7/31/2021	$9.99	8.11%	0.90%	0.76% (c)	4.42%	58%	$33,674
Year Ended 7/31/2020	$9.70	2.48%	0.84%	0.79% (c)	4.70%	56%	$11,317
Year Ended 7/31/2019	$9.91	7.99%	0.79%	0.79%	4.93%	43%	$15,240
Class C
Six Months Ended 1/31/2024 (Unaudited)	$8.63	4.91%	1.82%	1.71% (c)	4.70%	16%	$6,038
Year Ended 7/31/2023	$8.43	2.28%	1.82%	1.71% (c)	4.35%	22%	$5,905
Year Ended 7/31/2022	$8.62	(7.70% )	1.80%	1.70% (c)	3.33%	34%	$8,365
Year Ended 7/31/2021	$9.95	7.04%	1.90%	1.77% (c)	3.43%	58%	$11,626
Year Ended 7/31/2020	$9.66	1.55%	1.84%	1.79% (c)	3.70%	56%	$26,465
Year Ended 7/31/2019	$9.86	6.82%	1.79%	1.79%	3.95%	43%	$36,860
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$8.65	5.31%	0.82%	0.71% (c)	5.70%	16%	$197,999
Year Ended 7/31/2023	$8.46	3.32%	0.82%	0.71% (c)	5.36%	22%	$190,837
Year Ended 7/31/2022	$8.65	(6.74% )	0.80%	0.70% (c)	4.34%	34%	$205,801
Year Ended 7/31/2021	$9.98	8.11%	0.91%	0.77% (c)	4.46%	58%	$277,062
Year Ended 7/31/2020	$9.69	2.58%	0.87%	0.78% (c)	4.76%	56%	$702,635
Year Ended 7/31/2019	$9.89	7.89%	0.79%	0.79%	4.94%	43%	$323,071
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$8.66	5.47%	0.76%	0.64%	5.77%	16%	$141,119
Year Ended 7/31/2023	$8.46	3.27%	0.76%	0.64%	5.44%	22%	$146,855
Year Ended 7/31/2022	$8.66	(6.66% )	0.73%	0.63%	4.44%	34%	$138,972
Year Ended 7/31/2021	$9.99	8.24%	0.74%	0.64%	4.55%	58%	$131,971
Year Ended 7/31/2020	$9.70	2.65%	0.73%	0.71%	4.79%	56%	$108,883
Year Ended 7/31/2019	$9.90	8.08%	0.72%	0.72%	5.01%	43%	$80,781
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | Semiannual Report 2024
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$8.45	0.25	0.21	0.46	(0.26)	—	(0.26)
Year Ended 7/31/2023	$8.64	0.46	(0.18)	0.28	(0.47)	—	(0.47)
Year Ended 7/31/2022	$9.97	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.69	0.45	0.32	0.77	(0.49)	—	(0.49)
Year Ended 7/31/2020	$9.89	0.47	(0.21)(d)	0.26	(0.46)	—	(0.46)
Year Ended 7/31/2019	$9.62	0.49	0.27	0.76	(0.49)	—	(0.49)
Class R
Six Months Ended 1/31/2024 (Unaudited)	$8.44	0.22	0.20	0.42	(0.23)	—	(0.23)
Year Ended 7/31/2023	$8.63	0.41	(0.18)	0.23	(0.42)	—	(0.42)
Year Ended 7/31/2022	$9.96	0.36	(1.05)	(0.69)	(0.34)	(0.30)	(0.64)
Year Ended 7/31/2021	$9.67	0.38	0.34	0.72	(0.43)	—	(0.43)
Year Ended 7/31/2020	$9.87	0.41	(0.22)(d)	0.19	(0.39)	—	(0.39)
Year Ended 7/31/2019	$9.61	0.43	0.26	0.69	(0.43)	—	(0.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Income Opportunities Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$8.65	5.50%	0.70%	0.59%	5.83%	16%	$144,781
Year Ended 7/31/2023	$8.45	3.44%	0.70%	0.59%	5.48%	22%	$137,457
Year Ended 7/31/2022	$8.64	(6.64% )	0.68%	0.58%	4.46%	34%	$155,887
Year Ended 7/31/2021	$9.97	8.19%	0.68%	0.61%	4.61%	58%	$199,959
Year Ended 7/31/2020	$9.69	2.70%	0.68%	0.66%	4.83%	56%	$399,854
Year Ended 7/31/2019	$9.89	8.13%	0.67%	0.67%	5.06%	43%	$430,191
Class R
Six Months Ended 1/31/2024 (Unaudited)	$8.63	5.05%	1.33%	1.21% (c)	5.24%	16%	$538
Year Ended 7/31/2023	$8.44	2.80%	1.32%	1.21% (c)	4.86%	22%	$370
Year Ended 7/31/2022	$8.63	(7.23% )	1.30%	1.20% (c)	3.86%	34%	$385
Year Ended 7/31/2021	$9.96	7.59%	1.40%	1.26% (c)	3.93%	58%	$464
Year Ended 7/31/2020	$9.67	2.06%	1.32%	1.29% (c)	4.16%	56%	$486
Year Ended 7/31/2019	$9.87	7.35%	1.29%	1.29%	4.44%	43%	$949
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | Semiannual Report 2024
25

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund will be liquidated. For federal tax purposes, this liquidation will be treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
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Columbia Income Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Income Opportunities Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
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Columbia Income Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.65% of the Fund’s average daily net assets.
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29

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $298.
30
Columbia Income Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $884,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	43,568
Class C	—	1.00 (b)	1,025

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2024
Class A	0.96%
Advisor Class	0.71
Class C	1.71
Institutional Class	0.71
Institutional 2 Class	0.64
Institutional 3 Class	0.59
Class R	1.21
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Income Opportunities Fund  | Semiannual Report 2024
31

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
731,616,000	9,151,000	(37,510,000)	(28,359,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $105,968,939 and $114,327,548, respectively, for the six months ended January 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
32
Columbia Income Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended January 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,000,000	5.86	1
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Income Opportunities Fund  | Semiannual Report 2024
33

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 36.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not
34
Columbia Income Opportunities Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Income Opportunities Fund  | Semiannual Report 2024
35

Columbia Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR164_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Limited Duration Credit Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Limited Duration Credit Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Limited Duration Credit Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2003
Royce D. Wilson, CFA
Portfolio Manager
Managed Fund since 2012
John Dawson, CFA
Portfolio Manager
Managed Fund since 2020
Shannon Rinehart, CFA
Portfolio Manager
Managed Fund since February 2022

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	4.18	5.13	2.09	1.75
	Including sales charges		1.10	1.93	1.47	1.44
Advisor Class		02/28/13	4.20	5.28	2.34	2.00
Class C	Excluding sales charges	06/19/03	3.79	4.35	1.34	1.00
	Including sales charges		2.79	3.35	1.34	1.00
Institutional Class		09/27/10	4.20	5.28	2.34	2.00
Institutional 2 Class		11/08/12	4.23	5.33	2.39	2.06
Institutional 3 Class		03/19/13	4.25	5.38	2.44	2.11
Bloomberg U.S. 1-5 Year Corporate Index			4.09	4.96	2.23	2.14
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Bloomberg U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at January 31, 2024)
Corporate Bonds & Notes	90.5
Money Market Funds	6.0
U.S. Treasury Obligations	3.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at January 31, 2024)
AA rating	7.6
A rating	30.8
BBB rating	59.3
BB rating	2.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,041.80	1,021.47	3.75	3.71	0.73
Advisor Class	1,000.00	1,000.00	1,042.00	1,022.72	2.46	2.44	0.48
Class C	1,000.00	1,000.00	1,037.90	1,017.70	7.58	7.51	1.48
Institutional Class	1,000.00	1,000.00	1,042.00	1,022.72	2.46	2.44	0.48
Institutional 2 Class	1,000.00	1,000.00	1,042.30	1,022.97	2.21	2.19	0.43
Institutional 3 Class	1,000.00	1,000.00	1,042.50	1,023.23	1.95	1.93	0.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 90.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.8%
Boeing Co. (The)
02/01/2026	2.750%	9,240,000	8,817,945
Howmet Aerospace, Inc.
01/15/2029	3.000%	5,670,000	5,130,372
L3Harris Technologies, Inc.
01/15/2027	5.400%	6,360,000	6,486,236
Total			20,434,553
Automotive 0.5%
Ford Motor Credit Co. LLC
08/10/2026	2.700%	3,045,000	2,830,544
Banking 21.9%
Bank of America Corp.(a)
12/20/2028	3.419%	28,371,000	26,821,633
Goldman Sachs Group, Inc. (The)(a)
10/24/2029	6.484%	6,825,000	7,243,861
HSBC Holdings PLC(a)
03/09/2029	6.161%	6,815,000	7,043,296
JPMorgan Chase & Co.(a)
10/15/2030	2.739%	22,918,000	20,396,943
Morgan Stanley(a)
05/04/2027	1.593%	4,435,000	4,105,988
01/21/2028	2.475%	12,953,000	12,074,784
04/20/2029	5.164%	4,519,000	4,541,778
PNC Financial Services Group, Inc. (The)(a)
06/12/2029	5.582%	9,366,000	9,561,706
Truist Financial Corp.(a)
01/24/2030	5.435%	2,473,000	2,494,860
US Bancorp(a)
01/23/2030	5.384%	5,301,000	5,362,493
Wells Fargo & Co.(a)
07/25/2029	5.574%	2,389,000	2,441,271
10/23/2029	6.303%	11,912,000	12,555,350
10/30/2030	2.879%	2,561,000	2,280,351
Total			116,924,314
Building Materials 0.6%
Ferguson Finance PLC(b)
04/20/2027	4.250%	2,952,000	2,907,322
Cable and Satellite 1.1%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	6,735,000	5,807,264
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Carrier Global Corp.(b)
11/30/2025	5.800%	2,840,000	2,880,020
Electric 19.7%
AEP Texas, Inc.
07/01/2030	2.100%	1,995,000	1,679,190
AES Corp. (The)
01/15/2026	1.375%	4,800,000	4,448,934
American Electric Power Co., Inc.
01/15/2029	5.200%	8,863,000	8,995,633
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,228,000	5,128,814
08/10/2026	5.250%	11,495,000	11,652,536
CMS Energy Corp.
11/15/2025	3.600%	7,100,000	6,905,087
Commonwealth Edison Co.
03/01/2030	2.200%	2,485,000	2,152,396
DTE Energy Co.
03/15/2027	3.800%	8,625,000	8,301,488
Edison International
11/15/2024	3.550%	1,850,000	1,821,414
11/15/2028	5.250%	1,290,000	1,301,504
Emera U.S. Finance LP
06/15/2024	0.833%	3,555,000	3,483,105
Emera US Finance LP
06/15/2026	3.550%	12,581,000	12,085,351
Eversource Energy
08/15/2030	1.650%	4,953,000	4,003,664
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	5,450,000	5,377,948
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	5,630,000	5,573,456
NRG Energy, Inc.(b)
12/02/2027	2.450%	5,120,000	4,628,928
Pacific Gas and Electric Co.
06/15/2028	3.000%	11,192,000	10,259,465
Pennsylvania Electric Co.(b)
03/30/2026	5.150%	862,000	860,970
WEC Energy Group, Inc.
06/15/2025	3.550%	783,000	764,265
09/12/2026	5.600%	3,029,000	3,094,431
01/15/2028	4.750%	2,654,000	2,652,059
Total			105,170,638
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 1.1%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	3,380,000	3,289,338
09/01/2028	3.500%	3,015,000	2,729,946
Total			6,019,284
Food and Beverage 5.2%
Bacardi Ltd.(b)
05/15/2028	4.700%	20,040,000	19,711,145
Diageo Capital PLC
10/05/2026	5.375%	5,528,000	5,642,030
General Mills, Inc.
01/30/2027	4.700%	2,119,000	2,121,982
Total			27,475,157
Health Care 1.1%
HCA, Inc.
06/01/2028	5.200%	337,000	339,946
09/01/2030	3.500%	5,890,000	5,341,814
Total			5,681,760
Healthcare Insurance 3.3%
Aetna, Inc.
11/15/2024	3.500%	3,051,000	3,007,098
Centene Corp.
07/15/2028	2.450%	16,540,000	14,749,551
Total			17,756,649
Independent Energy 0.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,311,000	1,254,412
Occidental Petroleum Corp.
09/01/2028	6.375%	1,408,000	1,479,647
Total			2,734,059
Life Insurance 11.1%
Metropolitan Life Global Funding I(b)
01/08/2029	4.850%	2,553,000	2,564,784
06/17/2029	3.050%	1,500,000	1,366,106
Pacific Life Global Funding II(b)
07/18/2028	5.500%	5,790,000	5,944,463
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	25,334,000	24,857,117
Principal Life Global Funding II(b)
11/21/2024	2.250%	14,240,000	13,897,215
08/16/2026	1.250%	8,852,000	8,061,625
01/25/2029	5.100%	2,713,000	2,730,003
Total			59,421,313
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.9%
Discovery Communications LLC
03/20/2028	3.950%	4,965,000	4,744,689
Midstream 6.0%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	5,372,000	5,223,823
Enable Midstream Partners LP
05/15/2028	4.950%	4,105,000	4,090,262
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	6,835,000	6,771,011
Western Gas Partners LP
07/01/2026	4.650%	4,815,000	4,742,025
Western Midstream Operating LP
01/15/2029	6.350%	1,501,000	1,570,203
Williams Companies, Inc. (The)
08/15/2028	5.300%	9,480,000	9,665,329
Total			32,062,653
Natural Gas 0.3%
NiSource, Inc.
05/01/2030	3.600%	1,955,000	1,821,976
Packaging 1.8%
Berry Global, Inc.(b)
04/15/2028	5.500%	9,270,000	9,359,019
Pharmaceuticals 2.1%
Gilead Sciences, Inc.
03/01/2026	3.650%	1,941,000	1,897,687
Roche Holdings, Inc.(b)
01/28/2027	2.375%	4,025,000	3,793,807
11/13/2028	5.338%	5,530,000	5,728,109
Total			11,419,603
Technology 3.9%
Broadcom, Inc.
09/15/2028	4.110%	2,860,000	2,783,140
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,979,000	1,969,834
07/15/2025	4.500%	4,540,000	4,514,709
Microchip Technology, Inc.
02/15/2024	0.972%	7,305,000	7,290,681
09/01/2024	0.983%	4,188,000	4,074,366
Total			20,632,730
Tobacco 0.4%
BAT International Finance PLC
02/02/2029	5.931%	2,081,000	2,159,109
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.3%
ERAC USA Finance LLC(b)
05/01/2028	4.600%	6,688,000	6,653,445
Wireless 3.1%
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	4,535,600	4,528,675
T-Mobile US, Inc.
02/15/2026	2.250%	8,850,000	8,398,050
04/15/2027	3.750%	3,468,000	3,362,897
Total			16,289,622
Total Corporate Bonds & Notes (Cost $487,884,185)			481,185,723

U.S. Treasury Obligations 3.5%

U.S. Treasury
06/15/2025	2.875%	16,526,700	16,175,508
12/31/2028	3.750%	2,505,000	2,491,496
Total U.S. Treasury Obligations (Cost $18,947,143)			18,667,004

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(c),(d)	32,023,062	32,016,658
Total Money Market Funds (Cost $32,015,022)		32,016,658
Total Investments in Securities (Cost: $538,846,350)		531,869,385
Other Assets & Liabilities, Net		1,697,756
Net Assets		533,567,141
At January 31, 2024, securities and/or cash totaling $1,440,445 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	756	03/2024	USD	155,476,125	1,059,496	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(190)	03/2024	USD	(21,342,344)	—	(405,638)
U.S. Treasury 5-Year Note	(612)	03/2024	USD	(66,335,063)	—	(516,866)
U.S. Treasury Ultra 10-Year Note	(1)	03/2024	USD	(116,875)	—	(4,098)
Total					—	(926,602)
Notes to Portfolio of Investments
(a)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $142,667,264, which represents 26.74% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	14,967,651	182,396,031	(165,349,827)	2,803	32,016,658	2,746	784,822	32,023,062
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	481,185,723	—	481,185,723
U.S. Treasury Obligations	—	18,667,004	—	18,667,004
Money Market Funds	32,016,658	—	—	32,016,658
Total Investments in Securities	32,016,658	499,852,727	—	531,869,385
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Futures Contracts	1,059,496	—	—	1,059,496
Liability
Futures Contracts	(926,602)	—	—	(926,602)
Total	32,149,552	499,852,727	—	532,002,279
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $506,831,328)	$499,852,727
Affiliated issuers (cost $32,015,022)	32,016,658
Margin deposits on:
Futures contracts	1,440,445
Receivable for:
Investments sold	2,323,128
Capital shares sold	1,987,676
Dividends	144,810
Interest	4,633,410
Variation margin for futures contracts	386,715
Expense reimbursement due from Investment Manager	1,989
Prepaid expenses	8,023
Other assets	1,901
Total assets	542,797,482
Liabilities
Payable for:
Investments purchased	3,503,087
Capital shares redeemed	3,347,567
Distributions to shareholders	1,650,112
Variation margin for futures contracts	521,344
Management services fees	6,270
Distribution and/or service fees	1,233
Transfer agent fees	71,665
Compensation of chief compliance officer	54
Compensation of board members	1,366
Other expenses	12,689
Deferred compensation of board members	114,954
Total liabilities	9,230,341
Net assets applicable to outstanding capital stock	$533,567,141
Represented by
Paid in capital	593,199,089
Total distributable earnings (loss)	(59,631,948)
Total - representing net assets applicable to outstanding capital stock	$533,567,141
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
11

Statement of Assets and Liabilities (continued)
January 31, 2024 (Unaudited)
Class A
Net assets	$150,948,108
Shares outstanding	15,504,369
Net asset value per share	$9.74
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.04
Advisor Class
Net assets	$55,651,384
Shares outstanding	5,714,179
Net asset value per share	$9.74
Class C
Net assets	$7,593,490
Shares outstanding	780,017
Net asset value per share	$9.74
Institutional Class
Net assets	$256,602,179
Shares outstanding	26,338,822
Net asset value per share	$9.74
Institutional 2 Class
Net assets	$15,100,139
Shares outstanding	1,549,586
Net asset value per share	$9.74
Institutional 3 Class
Net assets	$47,671,841
Shares outstanding	4,892,352
Net asset value per share	$9.74
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$784,822
Interest	10,407,605
Interfund lending	862
Total income	11,193,289
Expenses:
Management services fees	1,197,646
Distribution and/or service fees
Class A	200,034
Class C	37,724
Transfer agent fees
Class A	88,716
Advisor Class	33,863
Class C	4,187
Institutional Class	144,758
Institutional 2 Class	4,647
Institutional 3 Class	2,220
Custodian fees	3,259
Printing and postage fees	19,625
Registration fees	54,101
Accounting services fees	15,581
Legal fees	9,800
Compensation of chief compliance officer	54
Compensation of board members	9,395
Deferred compensation of board members	9,908
Other	9,918
Total expenses	1,845,436
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(312,729)
Expense reduction	(20)
Total net expenses	1,532,687
Net investment income	9,660,602
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,421,176)
Investments — affiliated issuers	2,746
Futures contracts	(540,453)
Net realized loss	(5,958,883)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	17,931,196
Investments — affiliated issuers	2,803
Futures contracts	861,579
Net change in unrealized appreciation (depreciation)	18,795,578
Net realized and unrealized gain	12,836,695
Net increase in net assets resulting from operations	$22,497,297
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$9,660,602	$16,545,601
Net realized loss	(5,958,883)	(23,248,053)
Net change in unrealized appreciation (depreciation)	18,795,578	13,232,070
Net increase in net assets resulting from operations	22,497,297	6,529,618
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,712,607)	(4,676,066)
Advisor Class	(1,111,545)	(1,853,338)
Class C	(99,922)	(163,429)
Institutional Class	(4,751,264)	(7,989,431)
Institutional 2 Class	(282,590)	(516,616)
Institutional 3 Class	(986,207)	(2,145,420)
Total distributions to shareholders	(9,944,135)	(17,344,300)
Decrease in net assets from capital stock activity	(54,816,787)	(132,399,716)
Total decrease in net assets	(42,263,625)	(143,214,398)
Net assets at beginning of period	575,830,766	719,045,164
Net assets at end of period	$533,567,141	$575,830,766
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	782,208	7,468,808	2,434,687	22,986,017
Distributions reinvested	259,855	2,483,601	458,592	4,334,506
Shares redeemed	(2,841,992)	(27,198,996)	(5,898,042)	(55,799,923)
Net decrease	(1,799,929)	(17,246,587)	(3,004,763)	(28,479,400)
Advisor Class
Shares sold	536,270	5,114,327	2,494,557	23,474,275
Distributions reinvested	116,156	1,111,093	195,965	1,853,320
Shares redeemed	(1,337,574)	(12,850,089)	(2,850,020)	(26,956,071)
Net decrease	(685,148)	(6,624,669)	(159,498)	(1,628,476)
Class C
Shares sold	187,085	1,778,662	338,424	3,203,688
Distributions reinvested	8,336	79,699	13,838	130,742
Shares redeemed	(204,241)	(1,942,183)	(669,139)	(6,338,132)
Net decrease	(8,820)	(83,822)	(316,877)	(3,003,702)
Institutional Class
Shares sold	3,894,530	37,087,556	14,389,673	136,446,467
Distributions reinvested	436,872	4,180,190	759,619	7,186,049
Shares redeemed	(6,400,367)	(61,065,343)	(18,647,714)	(176,418,083)
Net decrease	(2,068,965)	(19,797,597)	(3,498,422)	(32,785,567)
Institutional 2 Class
Shares sold	194,541	1,849,800	1,057,061	9,900,192
Distributions reinvested	29,526	282,506	54,601	516,597
Shares redeemed	(306,189)	(2,916,281)	(1,268,857)	(12,013,631)
Net decrease	(82,122)	(783,975)	(157,195)	(1,596,842)
Institutional 3 Class
Shares sold	383,553	3,661,605	839,887	7,962,049
Distributions reinvested	101,913	974,779	223,009	2,106,778
Shares redeemed	(1,559,992)	(14,916,521)	(7,987,897)	(74,974,556)
Net decrease	(1,074,526)	(10,280,137)	(6,925,001)	(64,905,729)
Total net decrease	(5,719,510)	(54,816,787)	(14,061,756)	(132,399,716)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$9.51	0.16	0.23	0.39	(0.16)	—	(0.16)
Year Ended 7/31/2023	$9.64	0.23	(0.11)	0.12	(0.25)	—	(0.25)
Year Ended 7/31/2022	$10.43	0.10	(0.72)	(0.62)	(0.10)	(0.07)	(0.17)
Year Ended 7/31/2021	$10.38	0.09	0.06	0.15	(0.10)	—	(0.10)
Year Ended 7/31/2020	$9.97	0.19	0.41	0.60	(0.19)	—	(0.19)
Year Ended 7/31/2019	$9.66	0.23	0.32	0.55	(0.24)	—	(0.24)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$9.52	0.17	0.23	0.40	(0.18)	—	(0.18)
Year Ended 7/31/2023	$9.64	0.26	(0.11)	0.15	(0.27)	—	(0.27)
Year Ended 7/31/2022	$10.44	0.13	(0.74)	(0.61)	(0.12)	(0.07)	(0.19)
Year Ended 7/31/2021	$10.38	0.12	0.06	0.18	(0.12)	—	(0.12)
Year Ended 7/31/2020	$9.97	0.21	0.42	0.63	(0.22)	—	(0.22)
Year Ended 7/31/2019	$9.66	0.25	0.32	0.57	(0.26)	—	(0.26)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$9.51	0.12	0.24	0.36	(0.13)	—	(0.13)
Year Ended 7/31/2023	$9.64	0.16	(0.11)	0.05	(0.18)	—	(0.18)
Year Ended 7/31/2022	$10.43	0.02	(0.72)	(0.70)	(0.02)	(0.07)	(0.09)
Year Ended 7/31/2021	$10.38	0.02	0.05	0.07	(0.02)	—	(0.02)
Year Ended 7/31/2020	$9.97	0.11	0.41	0.52	(0.11)	—	(0.11)
Year Ended 7/31/2019	$9.66	0.15	0.32	0.47	(0.16)	—	(0.16)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$9.52	0.17	0.23	0.40	(0.18)	—	(0.18)
Year Ended 7/31/2023	$9.65	0.26	(0.12)	0.14	(0.27)	—	(0.27)
Year Ended 7/31/2022	$10.44	0.12	(0.72)	(0.60)	(0.12)	(0.07)	(0.19)
Year Ended 7/31/2021	$10.39	0.12	0.05	0.17	(0.12)	—	(0.12)
Year Ended 7/31/2020	$9.98	0.21	0.42	0.63	(0.22)	—	(0.22)
Year Ended 7/31/2019	$9.67	0.25	0.32	0.57	(0.26)	—	(0.26)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$9.52	0.17	0.23	0.40	(0.18)	—	(0.18)
Year Ended 7/31/2023	$9.65	0.26	(0.11)	0.15	(0.28)	—	(0.28)
Year Ended 7/31/2022	$10.44	0.13	(0.72)	(0.59)	(0.13)	(0.07)	(0.20)
Year Ended 7/31/2021	$10.39	0.12	0.06	0.18	(0.13)	—	(0.13)
Year Ended 7/31/2020	$9.98	0.22	0.41	0.63	(0.22)	—	(0.22)
Year Ended 7/31/2019	$9.67	0.26	0.32	0.58	(0.27)	—	(0.27)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$9.74	4.18%	0.84%	0.73% (c)	3.30%	43%	$150,948
Year Ended 7/31/2023	$9.51	1.26%	0.83%	0.75% (c)	2.46%	61%	$164,626
Year Ended 7/31/2022	$9.64	(6.02% )	0.81%	0.76% (c)	1.02%	79%	$195,763
Year Ended 7/31/2021	$10.43	1.43%	0.82%	0.77% (c)	0.89%	98%	$233,349
Year Ended 7/31/2020	$10.38	6.09%	0.83%	0.79% (c)	1.88%	88%	$188,642
Year Ended 7/31/2019	$9.97	5.75%	0.84%	0.80%	2.34%	99%	$173,843
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$9.74	4.20%	0.59%	0.48% (c)	3.55%	43%	$55,651
Year Ended 7/31/2023	$9.52	1.62%	0.58%	0.49% (c)	2.72%	61%	$60,903
Year Ended 7/31/2022	$9.64	(5.88% )	0.56%	0.51% (c)	1.27%	79%	$63,244
Year Ended 7/31/2021	$10.44	1.78%	0.57%	0.52% (c)	1.14%	98%	$81,406
Year Ended 7/31/2020	$10.38	6.36%	0.58%	0.54% (c)	2.12%	88%	$58,965
Year Ended 7/31/2019	$9.97	6.02%	0.59%	0.55%	2.59%	99%	$48,340
Class C
Six Months Ended 1/31/2024 (Unaudited)	$9.74	3.79%	1.59%	1.48% (c)	2.55%	43%	$7,593
Year Ended 7/31/2023	$9.51	0.50%	1.58%	1.50% (c)	1.70%	61%	$7,504
Year Ended 7/31/2022	$9.64	(6.73% )	1.56%	1.51% (c)	0.20%	79%	$10,658
Year Ended 7/31/2021	$10.43	0.68%	1.57%	1.52% (c)	0.16%	98%	$23,715
Year Ended 7/31/2020	$10.38	5.30%	1.58%	1.54% (c)	1.13%	88%	$22,932
Year Ended 7/31/2019	$9.97	4.96%	1.59%	1.55%	1.59%	99%	$22,797
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$9.74	4.20%	0.59%	0.48% (c)	3.55%	43%	$256,602
Year Ended 7/31/2023	$9.52	1.51%	0.58%	0.50% (c)	2.71%	61%	$270,446
Year Ended 7/31/2022	$9.65	(5.78% )	0.56%	0.51% (c)	1.24%	79%	$307,759
Year Ended 7/31/2021	$10.44	1.68%	0.57%	0.52% (c)	1.13%	98%	$503,810
Year Ended 7/31/2020	$10.39	6.35%	0.58%	0.54% (c)	2.07%	88%	$326,594
Year Ended 7/31/2019	$9.98	6.01%	0.59%	0.55%	2.59%	99%	$166,238
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$9.74	4.23%	0.54%	0.43%	3.60%	43%	$15,100
Year Ended 7/31/2023	$9.52	1.56%	0.53%	0.45%	2.77%	61%	$15,538
Year Ended 7/31/2022	$9.65	(5.73% )	0.51%	0.46%	1.29%	79%	$17,257
Year Ended 7/31/2021	$10.44	1.73%	0.52%	0.48%	1.18%	98%	$92,315
Year Ended 7/31/2020	$10.39	6.41%	0.52%	0.48%	2.20%	88%	$61,362
Year Ended 7/31/2019	$9.98	6.08%	0.53%	0.49%	2.65%	99%	$66,741
The accompanying Notes to Financial Statements are an integral part of this statement.
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17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$9.52	0.18	0.22	0.40	(0.18)	—	(0.18)
Year Ended 7/31/2023	$9.65	0.26	(0.11)	0.15	(0.28)	—	(0.28)
Year Ended 7/31/2022	$10.44	0.14	(0.73)	(0.59)	(0.13)	(0.07)	(0.20)
Year Ended 7/31/2021	$10.39	0.13	0.05	0.18	(0.13)	—	(0.13)
Year Ended 7/31/2020	$9.98	0.23	0.41	0.64	(0.23)	—	(0.23)
Year Ended 7/31/2019	$9.67	0.26	0.32	0.58	(0.27)	—	(0.27)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$9.74	4.25%	0.49%	0.38%	3.65%	43%	$47,672
Year Ended 7/31/2023	$9.52	1.61%	0.48%	0.40%	2.73%	61%	$56,815
Year Ended 7/31/2022	$9.65	(5.69% )	0.46%	0.42%	1.35%	79%	$124,365
Year Ended 7/31/2021	$10.44	1.78%	0.47%	0.43%	1.25%	98%	$175,861
Year Ended 7/31/2020	$10.39	6.47%	0.47%	0.43%	2.24%	88%	$159,121
Year Ended 7/31/2019	$9.98	6.13%	0.48%	0.44%	2.70%	99%	$177,100
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
19

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Limited Duration Credit Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
20
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,059,496 *

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Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	926,602 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(540,453)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	861,579
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	147,341,476
Futures contracts — short	89,275,352
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
24
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.43% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $446,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	35,057
Class C	—	1.00 (b)	223

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	0.70%	0.74%
Advisor Class	0.45	0.49
Class C	1.45	1.49
Institutional Class	0.45	0.49
Institutional 2 Class	0.40	0.44
Institutional 3 Class	0.35	0.39
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
26
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
538,846,000	6,031,000	(12,875,000)	(6,844,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(15,957,297)	(31,295,209)	(47,252,506)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $226,479,597 and $293,602,953, respectively, for the six months ended January 31, 2024, of which $2,487,582 and $17,350,678, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,650,000	5.86	2
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the
28
Columbia Limited Duration Credit Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 43.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Limited Duration Credit Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Limited Duration Credit Fund  | Semiannual Report 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Limited Duration Credit Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR183_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Short-Term Cash Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available for delivery free of charge upon request and filed on Form N-CSR on an annual and semiannual basis. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the 1933 Act.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Short-Term Cash Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly schedule of portfolio holdings
The Fund’s portfolio holdings are filed with the SEC monthly on Form N-MFP. The Fund’s Form N-MFP filings are available on the SEC’s website at sec.gov and can be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Short-Term Cash Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Portfolio management
John McColley*
*Mr. McColley will be retiring in mid-2024.

Portfolio breakdown (%) (at January 31, 2024)
Asset-Backed Commercial Paper	2.6
Asset-Backed Securities — Non-Agency(a)	4.8
Certificates of Deposit	2.0
Commercial Paper	31.5
Repurchase Agreements	25.8
Treasury Bills	14.3
U.S. Government & Agency Obligations	15.8
U.S. Treasury Obligations	3.2
Total	100.0

(a)	Category comprised of short-term asset-backed securities.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Short-Term Cash Fund  | Semiannual Report 2024
3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Short-Term Cash Fund	1,000.00	1,000.00	1,027.60	1,025.09	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
4
Columbia Short-Term Cash Fund  | Semiannual Report 2024

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Commercial Paper 2.6%
Issuer	Yield	Principal Amount ($)	Value ($)
Cisco Systems, Inc.(a)
03/07/2024	5.560%	24,250,000	24,117,716
MetLife Short Term Funding LLC(a)
02/01/2024	5.550%	30,000,000	29,995,440
02/02/2024	5.550%	39,045,000	39,033,130
03/04/2024	5.540%	118,500,000	117,909,278
03/07/2024	5.540%	118,480,000	117,836,061
03/13/2024	5.540%	50,000,000	49,683,400
04/04/2024	5.530%	50,000,000	49,520,100
04/16/2024	5.520%	27,111,000	26,802,884
Total Asset-Backed Commercial Paper (Cost $455,014,160)			454,898,009

Asset-Backed Securities — Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARI Fleet Lease Trust(a)
10/15/2024	5.924%	35,972,822	36,020,212
Bank of America Auto Trust(a)
Series 2023-2A Class A1
12/13/2024	5.617%	79,646,817	79,663,901
CarMax Auto Owner Trust
Series 2024-1 Class A1
01/15/2025	5.511%	85,000,000	85,064,115
CCG Receivables Trust(a)
Series 2023-2 Class A1
11/14/2024	5.751%	15,319,933	15,325,064
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A1
01/15/2025	5.616%	78,000,000	78,035,864
De Lage Landen Financial Services, Inc.(a)
Series 2024-1A Class A1
01/21/2025	5.562%	42,250,000	42,266,034
Dell Equipment Finance Trust(a)
10/22/2024	5.759%	56,220,122	56,248,053
Series 2023-2 Class A1
06/24/2024	5.643%	8,574,192	8,574,145
Dext ABS LLC(a)
Series 2023-1 Class A1
04/15/2024	5.680%	2,849,507	2,849,304
DLLMT LLC(a)
Series 2023-1A Class A1
05/20/2024	5.533%	5,044,637	5,044,043
Enterprise Fleet Financing(a)
10/21/2024	5.906%	24,938,695	24,961,192
Series 2023-2 Class A1
06/20/2024	5.793%	10,261,950	10,261,480
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Fleet Financing LLC(a)
Series 2024-1 Class A1
02/20/2025	5.548%	65,400,000	65,419,143
Ford Credit Auto Owner Trust
Series 2023-C Class A1
12/15/2024	5.590%	83,067,151	83,109,473
HPEFS Equipment Trust(a)
10/18/2024	5.758%	44,814,454	44,827,155
Series 2024-1A Class A1
01/21/2025	5.596%	102,000,000	102,024,980
MMAF Equipment Finance LLC(a)
Series 2024-A Class A1
02/11/2025	5.581%	21,000,000	21,004,019
NMEF Funding LLC(a)
09/16/2024	5.853%	3,913,463	3,913,494
SBNA Auto Lease Trust(a)
10/21/2024	5.754%	12,137,962	12,137,014
SCF Equipment Leasing(a)
Series 2023-1A Class A1
12/04/2024	5.827%	8,112,968	8,114,843
SFS Auto Receivables Securitization Trust(a)
Series 2024-1A Class A1
01/21/2025	5.589%	20,000,000	20,010,626
Tesla Electric Vehicle Trust(a)
Series 2023-1 Class A1
12/20/2024	5.584%	19,381,635	19,385,926
Total Asset-Backed Securities — Non-Agency (Cost $823,905,804)			824,260,080

Certificates of Deposit 2.0%
Issuer	Yield	Principal Amount ($)	Value ($)
ANZ New Zealand International Ltd.
02/01/2024	5.320%	200,000,000	200,000,000
Canadian Imperial Bank of Commerce
02/01/2024	5.100%	150,000,000	150,000,840
Total Certificates of Deposit (Cost $350,000,000)			350,000,840

Commercial Paper 30.9%

Banking 13.1%
Bank of Montreal
02/22/2024	5.550%	100,000,000	99,666,500
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | Semiannual Report 2024
5

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Canadian Imperial Bank of Commerce(a)
02/14/2024	5.480%	200,000,000	199,580,600
02/23/2024	5.470%	150,000,000	149,484,450
DNB Bank ASA(a)
03/14/2024	5.500%	150,000,000	149,034,900
04/01/2024	5.490%	75,000,000	74,318,325
Royal Bank of Canada(a)
02/08/2024	5.440%	10,000,000	9,988,080
03/26/2024	5.420%	132,100,000	131,029,990
03/28/2024	5.420%	150,000,000	148,741,500
Skandinaviska Enskilda Banken AB(a)
02/05/2024	5.540%	30,000,000	29,977,260
02/12/2024	5.530%	240,000,000	239,564,160
03/12/2024	5.510%	115,500,000	114,788,982
Toronto-Dominion Bank (The)(a)
02/15/2024	5.510%	150,000,000	149,660,850
02/20/2024	5.520%	150,000,000	149,547,750
03/05/2024	5.530%	200,000,000	198,975,200
Westpac Banking Corp.(a)
02/15/2024	5.490%	100,000,000	99,775,000
02/16/2024	5.510%	100,000,000	99,758,900
02/20/2024	5.490%	100,000,000	99,699,900
02/21/2024	5.480%	150,000,000	149,528,250
Total			2,293,120,597
Construction Machinery 4.7%
Caterpillar Financial Services Corp.
02/07/2024	5.480%	150,000,000	149,842,650
02/13/2024	5.490%	156,000,000	155,695,644
John Deere Capital Corp.(a)
02/06/2024	5.470%	150,000,000	149,865,300
02/09/2024	5.470%	50,000,000	49,932,600
02/13/2024	5.480%	40,000,000	39,922,120
02/14/2024	5.480%	50,000,000	49,895,200
03/18/2024	5.500%	38,000,000	37,732,556
04/15/2024	5.530%	75,000,000	74,157,675
John Deere Credit, Inc.(a)
02/05/2024	5.470%	20,000,000	19,985,020
02/16/2024	5.480%	60,000,000	59,856,180
03/15/2024	5.510%	35,000,000	34,768,965
Total			821,653,910
Consumer Products 1.8%
Procter & Gamble Co. (The)(a)
03/04/2024	5.510%	150,000,000	149,256,000
04/08/2024	5.540%	166,000,000	164,303,314
Total			313,559,314
Healthcare Insurance 0.1%
UnitedHealth Group, Inc.(a)
02/01/2024	5.440%	8,200,000	8,198,778
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Life Insurance 1.9%
New York Life Capital Corp.(a)
02/08/2024	5.540%	55,669,000	55,601,529
02/14/2024	5.540%	29,273,000	29,210,941
02/21/2024	5.540%	58,975,000	58,787,636
03/01/2024	5.540%	38,000,000	37,827,708
03/15/2024	5.540%	61,046,000	60,640,716
03/26/2024	5.550%	67,335,000	66,776,928
04/12/2024	5.550%	20,372,000	20,151,432
Prudential Funding LLC
02/01/2024	5.480%	10,000,000	9,998,500
Total			338,995,390
Pharmaceuticals 6.3%
Novartis Finance Corp.(a)
02/06/2024	5.480%	4,500,000	4,495,950
02/12/2024	5.490%	24,000,000	23,956,776
02/20/2024	5.500%	47,230,000	47,088,168
03/15/2024	5.520%	62,000,000	61,589,994
Pfizer, Inc.(a)
04/05/2024	5.560%	50,000,000	49,509,350
04/08/2024	5.560%	120,000,000	118,768,800
05/06/2024	5.560%	50,000,000	49,279,600
06/03/2024	5.550%	52,500,000	51,528,120
06/04/2024	5.550%	58,688,000	57,593,058
Roche Holdings, Inc.(a)
02/16/2024	5.520%	40,000,000	39,903,520
03/06/2024	5.500%	50,000,000	49,737,850
03/11/2024	5.490%	45,000,000	44,730,810
Sanofi SA(a)
03/19/2024	5.500%	50,000,000	49,640,950
03/25/2024	5.500%	222,250,000	220,457,332
06/27/2024	5.440%	250,000,000	244,603,250
Total			1,112,883,528
Technology 3.0%
Apple, Inc.(a)
02/23/2024	5.480%	155,000,000	154,466,180
Cisco Systems, Inc.(a)
03/04/2024	5.560%	71,185,000	70,828,719
03/05/2024	5.560%	185,160,000	184,205,500
Microsoft Corp.(a)
02/26/2024	5.500%	125,000,000	124,512,125
Total			534,012,524
Total Commercial Paper (Cost $5,423,520,461)			5,422,424,041

The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Short-Term Cash Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Repurchase Agreements 25.3%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party Federal Reserve Bank of New York
dated 01/31/2024, matures 02/01/2024,
repurchase price $4,150,610,972 (collateralized by U.S. Treasury Securities, Total Market Value $4,150,610,998)
	5.370%	4,150,000,000	4,149,991,437
Tri-party RBC Dominion Securities, Inc.
dated 01/31/2024, matures 02/01/2024,
repurchase price $200,029,444 (collateralized by U.S. Treasury Securities, Total Market Value $204,000,073)
	5.370%	200,000,000	199,999,587
Tri-party TD Securities (USA) LLC
dated 01/31/2024, matures 02/01/2024,
repurchase price $100,014,722 (collateralized by U.S. Treasury Securities, Total Market Value $102,000,009)
	5.370%	100,000,000	99,999,794
Total Repurchase Agreements (Cost $4,450,000,000)			4,449,990,818

Treasury Bills 14.0%

United States 14.0%
U.S. Treasury Bills
02/01/2024	5.280%	340,000,000	339,950,782
02/06/2024	4.440%	40,000,000	39,970,852
02/08/2024	4.660%	180,250,000	180,066,237
02/13/2024	4.930%	442,800,000	442,024,307
02/20/2024	5.080%	252,000,000	251,300,960
02/22/2024	5.100%	220,000,000	219,325,588
02/27/2024	5.160%	200,000,000	199,240,034
03/05/2024	5.190%	13,000,000	12,937,435
03/07/2024	5.220%	150,000,000	149,232,198
03/14/2024	5.260%	150,000,000	149,076,937
03/19/2024	5.260%	270,000,000	268,145,192
03/28/2024	5.270%	211,000,000	209,277,605
Total			2,460,548,127
Total Treasury Bills (Cost $2,460,588,406)			2,460,548,127

U.S. Government & Agency Obligations 15.4%

Federal Agricultural Mortgage Corp
09/13/2024	5.720%	26,500,000	26,496,844
Federal Agricultural Mortgage Corp(b)
SOFR + 0.200% 08/07/2025	5.600%	118,000,000	117,735,239
Federal Agricultural Mortgage Corp.
02/01/2024	5.680%	20,200,000	20,196,812
04/10/2024	5.670%	20,000,000	19,971,495
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Agricultural Mortgage Corp.(b)
SOFR + 0.230% 03/20/2024	5.540%	35,000,000	35,000,881
SOFR + 0.110% 07/24/2024	5.430%	160,500,000	160,478,878
SOFR + 0.120% 11/08/2024	5.500%	178,500,000	178,304,309
SOFR + 0.110% 01/03/2025	5.470%	66,000,000	65,895,946
SOFR + 0.200% 07/21/2025	5.520%	39,000,000	39,037,192
SOFR + 0.200% 10/06/2025	5.550%	68,900,000	68,721,929
Federal Farm Credit Banks Discount Notes
03/05/2024	5.430%	89,500,000	89,049,515
Federal Home Loan Banks
02/07/2024	5.400%	100,000,000	99,992,125
03/08/2024	5.610%	150,000,000	149,934,346
04/26/2024	5.420%	66,500,000	66,485,049
06/14/2024	5.370%	100,000,000	100,000,168
08/13/2024	5.560%	153,200,000	153,203,133
01/14/2025	5.400%	166,000,000	165,989,232
Federal Home Loan Banks(b)
SOFR + 0.050% 03/18/2024	5.370%	169,000,000	169,009,009
SOFR + 0.055% 04/02/2024	5.370%	83,000,000	83,002,827
SOFR + 0.155% 03/07/2025	5.480%	150,000,000	150,018,288
Federal Home Loan Banks Discount Notes
02/01/2024	5.410%	14,600,000	14,597,837
02/12/2024	5.410%	130,000,000	129,769,108
02/21/2024	5.430%	150,000,000	149,533,177
02/26/2024	5.290%	230,000,000	229,136,221
02/27/2024	5.410%	70,000,000	69,720,907
03/07/2024	5.390%	15,000,000	14,920,696
03/12/2024	5.400%	65,000,000	64,608,038
04/05/2024	5.360%	20,000,000	19,811,058
Federal National Mortgage Association
02/09/2024	5.490%	10,000,000	9,998,758
05/13/2024	5.390%	40,000,000	39,956,320
Tennessee Valley Authority Discount Notes
02/14/2024	5.680%	12,000,000	11,973,540
Total U.S. Government & Agency Obligations (Cost $2,713,528,092)			2,712,548,877

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
U.S. Treasury Obligations 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(b)
3-month U.S. Treasury Index + 0.037% 07/31/2024	5.317%	285,000,000	284,856,428
3-month U.S. Treasury Index + 0.200% 01/31/2025	5.480%	268,000,000	268,028,794
Total U.S. Treasury Obligations (Cost $553,104,155)			552,885,222

Total Investments in Securities (Cost: $17,229,661,078)	17,227,556,014
Other Assets & Liabilities, Net	335,218,917
Net Assets	17,562,774,931
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $6,118,205,248, which represents 34.84% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Short-Term Cash Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Commercial Paper	—	454,898,009	—	454,898,009
Asset-Backed Securities — Non-Agency	—	824,260,080	—	824,260,080
Certificates of Deposit	—	350,000,840	—	350,000,840
Commercial Paper	—	5,422,424,041	—	5,422,424,041
Repurchase Agreements	—	4,449,990,818	—	4,449,990,818
Treasury Bills	—	2,460,548,127	—	2,460,548,127
U.S. Government & Agency Obligations	—	2,712,548,877	—	2,712,548,877
U.S. Treasury Obligations	—	552,885,222	—	552,885,222
Total Investments in Securities	—	17,227,556,014	—	17,227,556,014
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $12,779,661,078)	$12,777,565,196
Repurchase agreements (cost $4,450,000,000)	4,449,990,818
Cash	543,948,286
Receivable for:
Dividends	3,600
Interest	23,743,533
Prepaid expenses	77,868
Total assets	17,795,329,301
Liabilities
Payable for:
Investments purchased	149,077,750
Distributions to shareholders	82,714,433
Compensation of chief compliance officer	1,651
Compensation of board members	16,796
Other expenses	49,100
Deferred compensation of board members	694,640
Total liabilities	232,554,370
Net assets applicable to outstanding capital stock	$17,562,774,931
Represented by
Paid in capital	17,565,983,739
Total distributable earnings (loss)	(3,208,808)
Total - representing net assets applicable to outstanding capital stock	$17,562,774,931
Shares outstanding	17,566,797,728
Net asset value per share	0.9998
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Short-Term Cash Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$200,479
Interest	472,185,274
Total income	472,385,753
Expenses:
Custodian fees	39,694
Shareholder reports and communication	3,740
Accounting services fees	15,581
Legal fees	117,459
Fidelity and surety fees	42,760
Commitment fees for bank credit facility	52,989
Compensation of chief compliance officer	1,651
Compensation of board members	115,009
Deferred compensation of board members	72,375
Other	5,229
Total expenses	466,487
Net investment income	471,919,266
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,045
Net realized gain	3,045
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,531,477
Net change in unrealized appreciation (depreciation)	2,531,477
Net realized and unrealized gain	2,534,522
Net increase in net assets resulting from operations	$474,453,788
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | Semiannual Report 2024
11

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$471,919,266	$665,689,377
Net realized gain	3,045	4,758
Net change in unrealized appreciation (depreciation)	2,531,477	2,104,537
Net increase in net assets resulting from operations	474,453,788	667,798,672
Distributions to shareholders
Net investment income and net realized gains	(472,702,995)	(665,490,426)
Total distributions to shareholders	(472,702,995)	(665,490,426)
Increase in net assets from capital stock activity	143,025,598	392,671,933
Total increase in net assets	144,776,391	394,980,179
Net assets at beginning of period	17,417,998,540	17,023,018,361
Net assets at end of period	$17,562,774,931	$17,417,998,540

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	39,692,915,085	39,681,919,109	74,966,237,080	74,936,517,047
Shares redeemed	(39,550,057,194)	(39,538,893,511)	(74,573,853,486)	(74,543,845,114)
Total net increase	142,857,891	143,025,598	392,383,594	392,671,933
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Short-Term Cash Fund  | Semiannual Report 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$0.9997	$0.9995	$0.9999	$1.0000	$0.9999	$0.9999
Income from investment operations:
Net investment income	0.0272	0.0415	0.0035	0.0009	0.0132	0.0234
Net realized and unrealized gain (loss)	0.0002	0.0001	(0.0001)	(0.0000)(a)	0.0001	0.0001
Total from investment operations	0.0274	0.0416	0.0034	0.0009	0.0133	0.0235
Less distributions to shareholders from:
Net investment income	(0.0273)	(0.0414)	(0.0038)	(0.0010)	(0.0132)	(0.0235)
Total distributions to shareholders	(0.0273)	(0.0414)	(0.0038)	(0.0010)	(0.0132)	(0.0235)
Net asset value, end of period	$0.9998	$0.9997	$0.9995	$0.9999	$1.0000	$0.9999
Total return	2.76%	4.22%	0.38%	0.10%	1.32%	2.37%
Ratios to average net assets
Total gross expenses	0.01%	0.01%	0.00%(a)	0.01%	0.00%(a)	0.00%(a)
Total net expenses	0.01%	0.01%	0.00%(a)	0.01%	0.00%(a)	0.00%(a)
Net investment income	5.42%	4.13%	0.35%	0.09%	1.32%	2.34%
Supplemental data
Net assets, end of period (in thousands)	$17,562,775	$17,417,999	$17,023,018	$20,154,518	$14,286,658	$13,799,707

Notes to Financial Highlights
(a)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | Semiannual Report 2024
13

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value. Although the Fund is a money market fund, the net asset value of the Fund will fluctuate with changes in the values of the Fund’s portfolio securities. As a result, the Fund’s net asset value may be above or below $1.0000. Prior to October 1, 2016, the Fund maintained a stable net asset value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the
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Columbia Short-Term Cash Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2024:
	Federal Reserve Bank ($)	RBC Dominion Securities ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	4,149,991,437	199,999,587	99,999,794	4,449,990,818
Total financial and derivative net assets	4,149,991,437	199,999,587	99,999,794	4,449,990,818
Total collateral received (pledged) (a)	4,149,991,437	199,999,587	99,999,794	4,449,990,818
Net amount (b)	-	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Short-Term Cash Fund  | Semiannual Report 2024
15

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Money Market Fund Reforms
In July 2023, the Securities and Exchange Commission (SEC) adopted amendments to certain rules that govern money market funds under the Investment Company Act of 1940.  The amendments increase the daily liquid asset and weekly liquid asset minimum requirements.  In addition, effective October 2, 2023, the amendments removed provisions from the current rule that permit the Fund to temporarily suspend redemptions and to impose liquidity fees if weekly assets fall below a certain threshold.  The amendments will also require the Fund to impose, by October 2024, a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed five percent of net assets, unless the liquidity costs are de minimis. The Fund will be required, by April 2, 2024, to impose a discretionary liquidity fee of up to 2% if the Fund’s Board or its delegate determines that a fee is in the best interest of the Fund.  The rule amendments will become effective 60 days after publication in the Federal Register with a tiered transition period for the Fund to comply with the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
16
Columbia Short-Term Cash Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
17,229,661,000	483,000	(2,588,000)	(2,105,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2024.
Columbia Short-Term Cash Fund  | Semiannual Report 2024
17

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is disclosed as Commitment fees for bank credit facility in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
18
Columbia Short-Term Cash Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money market fund risk
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time.
By April 2, 2024, institutional prime and institutional tax-exempt money market funds will be subject to a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the fund and, by October 2, 2024, such funds will also be subject to a mandatory liquidity fee on redemptions if net redemptions exceed 5% of their net assets. These fees, upon imposition, will reduce the amount you receive on redemptions.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Columbia Short-Term Cash Fund  | Semiannual Report 2024
19

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia Short-Term Cash Fund  | Semiannual Report 2024

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Columbia Short-Term Cash Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
SAR224_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Disciplined Core Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Disciplined Core Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Core Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/24/03	5.06	18.15	12.24	11.56
	Including sales charges		-0.95	11.31	10.91	10.90
Advisor Class		03/19/13	5.22	18.48	12.53	11.85
Class C	Excluding sales charges	04/24/03	4.72	17.25	11.41	10.74
	Including sales charges		3.72	16.25	11.41	10.74
Institutional Class		09/27/10	5.25	18.52	12.54	11.85
Institutional 2 Class		12/11/06	5.22	18.46	12.55	11.90
Institutional 3 Class*		06/01/15	5.23	18.47	12.60	11.89
Class R		12/11/06	4.90	17.80	11.97	11.29
S&P 500 Index			6.43	20.82	14.30	12.62
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Disciplined Core Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at January 31, 2024)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at January 31, 2024)
Communication Services	9.2
Consumer Discretionary	10.9
Consumer Staples	5.7
Energy	3.7
Financials	12.8
Health Care	12.8
Industrials	8.4
Information Technology	29.9
Materials	2.6
Real Estate	2.0
Utilities	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Disciplined Core Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.60	1,020.26	5.00	4.93	0.97
Advisor Class	1,000.00	1,000.00	1,052.20	1,021.52	3.71	3.66	0.72
Class C	1,000.00	1,000.00	1,047.20	1,016.49	8.85	8.72	1.72
Institutional Class	1,000.00	1,000.00	1,052.50	1,021.52	3.71	3.66	0.72
Institutional 2 Class	1,000.00	1,000.00	1,052.20	1,021.57	3.66	3.61	0.71
Institutional 3 Class	1,000.00	1,000.00	1,052.30	1,021.87	3.35	3.30	0.65
Class R	1,000.00	1,000.00	1,049.00	1,019.00	6.28	6.19	1.22
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Disciplined Core Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 9.0%
Interactive Media & Services 8.9%
Alphabet, Inc., Class A(a)	1,534,477	214,980,227
Meta Platforms, Inc., Class A(a)	434,405	169,478,767
Total		384,458,994
Media 0.1%
Fox Corp., Class A	182,456	5,893,329
Total Communication Services		390,352,323
Consumer Discretionary 10.7%
Automobiles 0.6%
Tesla, Inc.(a)	139,596	26,144,935
Broadline Retail 3.7%
Amazon.com, Inc.(a)	704,002	109,261,110
eBay, Inc.	1,263,216	51,880,281
Total		161,141,391
Hotels, Restaurants & Leisure 2.6%
Booking Holdings, Inc.(a)	21,265	74,586,350
Royal Caribbean Cruises Ltd.(a)	275,395	35,112,862
Total		109,699,212
Household Durables 2.1%
Lennar Corp., Class A	377,379	56,550,243
PulteGroup, Inc.	319,844	33,442,889
Total		89,993,132
Specialty Retail 1.5%
TJX Companies, Inc. (The)	694,556	65,920,310
Textiles, Apparel & Luxury Goods 0.2%
lululemon athletica, Inc.(a)	16,433	7,457,624
Total Consumer Discretionary		460,356,604
Consumer Staples 5.6%
Consumer Staples Distribution & Retail 2.3%
Target Corp.	175,019	24,341,642
Walmart, Inc.	462,212	76,380,533
Total		100,722,175
Food Products 0.4%
General Mills, Inc.	249,124	16,170,639
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Colgate-Palmolive Co.	482,144	40,596,525
Procter & Gamble Co. (The)	72,225	11,349,436
Total		51,945,961
Tobacco 1.7%
Altria Group, Inc.	1,809,830	72,610,380
Total Consumer Staples		241,449,155
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
Exxon Mobil Corp.	324,069	33,317,534
Marathon Petroleum Corp.	400,217	66,275,935
Valero Energy Corp.	411,781	57,196,381
Total		156,789,850
Total Energy		156,789,850
Financials 12.5%
Banks 3.7%
Citigroup, Inc.	1,626,266	91,347,361
Wells Fargo & Co.	1,328,246	66,651,385
Total		157,998,746
Capital Markets 2.5%
Cboe Global Markets, Inc.	33,262	6,115,219
CME Group, Inc.	251,810	51,832,570
State Street Corp.	700,997	51,782,648
Total		109,730,437
Consumer Finance 0.8%
Synchrony Financial	860,549	33,449,540
Financial Services 2.8%
Fiserv, Inc.(a)	576,280	81,756,844
Visa, Inc., Class A	149,190	40,767,659
Total		122,524,503
Insurance 2.7%
Marsh & McLennan Companies, Inc.	400,728	77,677,116
MetLife, Inc.	588,904	40,822,825
Total		118,499,941
Total Financials		542,203,167
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Disciplined Core Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.5%
Biotechnology 2.6%
AbbVie, Inc.	247,043	40,613,869
Amgen, Inc.	27,877	8,760,626
BioMarin Pharmaceutical, Inc.(a)	124,256	10,944,468
Regeneron Pharmaceuticals, Inc.(a)	26,525	25,007,240
Vertex Pharmaceuticals, Inc.(a)	65,908	28,563,209
Total		113,889,412
Health Care Equipment & Supplies 4.1%
Abbott Laboratories	198,506	22,460,954
Align Technology, Inc.(a)	125,787	33,625,381
Baxter International, Inc.	797,490	30,854,888
Hologic, Inc.(a)	844,756	62,883,637
Medtronic PLC	313,343	27,430,046
Total		177,254,906
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	685,802	74,882,720
Cigna Group (The)	19,898	5,988,303
Humana, Inc.	123,898	46,840,878
Total		127,711,901
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	1,517,283	74,149,621
Viatris, Inc.	4,204,773	49,490,178
Total		123,639,799
Total Health Care		542,496,018
Industrials 8.3%
Aerospace & Defense 0.7%
Lockheed Martin Corp.	64,652	27,762,215
Air Freight & Logistics 1.7%
FedEx Corp.	294,795	71,131,086
Building Products 1.0%
Builders FirstSource, Inc.(a)	181,554	31,541,376
Masco Corp.	199,948	13,454,501
Total		44,995,877
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.3%
Caterpillar, Inc.	230,688	69,277,913
Parker-Hannifin Corp.	159,050	73,878,725
Total		143,156,638
Professional Services 1.6%
Automatic Data Processing, Inc.	288,678	70,951,279
Total Industrials		357,997,095
Information Technology 29.3%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,752,954	87,963,232
Semiconductors & Semiconductor Equipment 8.5%
Applied Materials, Inc.	332,997	54,711,407
Lam Research Corp.	66,942	55,238,530
NVIDIA Corp.	274,042	168,609,821
QUALCOMM, Inc.	613,421	91,099,153
Total		369,658,911
Software 12.0%
Adobe, Inc.(a)	168,205	103,913,685
Autodesk, Inc.(a)	237,133	60,186,727
Fortinet, Inc.(a)	805,789	51,965,333
Microsoft Corp.(b)	756,483	300,762,511
Total		516,828,256
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	1,588,158	292,856,335
Total Information Technology		1,267,306,734
Materials 2.6%
Chemicals 1.2%
CF Industries Holdings, Inc.	351,123	26,513,298
Mosaic Co. (The)	816,367	25,070,630
Total		51,583,928
Metals & Mining 1.4%
Nucor Corp.	112,572	21,043,084
Steel Dynamics, Inc.	310,944	37,527,832
Total		58,570,916
Total Materials		110,154,844
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.0%
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc.	960,859	18,467,710
Specialized REITs 1.6%
SBA Communications Corp.	296,165	66,299,497
Total Real Estate		84,767,207
Utilities 1.9%
Electric Utilities 1.9%
Edison International	245,738	16,582,400
PG&E Corp.	3,594,914	60,646,199
Pinnacle West Capital Corp.	93,750	6,459,375
Total		83,687,974
Total Utilities		83,687,974
Total Common Stocks (Cost $2,834,115,684)		4,237,560,971

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(c),(d)	44,448,049	44,439,160
Total Money Market Funds (Cost $44,424,997)		44,439,160
Total Investments in Securities (Cost: $2,878,540,681)		4,282,000,131
Other Assets & Liabilities, Net		42,144,563
Net Assets		4,324,144,694
At January 31, 2024, securities and/or cash totaling $8,349,180 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	383	03/2024	USD	93,270,075	2,550,259	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	67,821,456	171,647,318	(195,038,504)	8,890	44,439,160	4,739	1,845,358	44,448,049
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Disciplined Core Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	390,352,323	—	—	390,352,323
Consumer Discretionary	460,356,604	—	—	460,356,604
Consumer Staples	241,449,155	—	—	241,449,155
Energy	156,789,850	—	—	156,789,850
Financials	542,203,167	—	—	542,203,167
Health Care	542,496,018	—	—	542,496,018
Industrials	357,997,095	—	—	357,997,095
Information Technology	1,267,306,734	—	—	1,267,306,734
Materials	110,154,844	—	—	110,154,844
Real Estate	84,767,207	—	—	84,767,207
Utilities	83,687,974	—	—	83,687,974
Total Common Stocks	4,237,560,971	—	—	4,237,560,971
Money Market Funds	44,439,160	—	—	44,439,160
Total Investments in Securities	4,282,000,131	—	—	4,282,000,131
Investments in Derivatives
Asset
Futures Contracts	2,550,259	—	—	2,550,259
Total	4,284,550,390	—	—	4,284,550,390
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,834,115,684)	$4,237,560,971
Affiliated issuers (cost $44,424,997)	44,439,160
Receivable for:
Investments sold	43,090,083
Capital shares sold	620,585
Dividends	3,565,280
Variation margin for futures contracts	7,446
Prepaid expenses	23,568
Total assets	4,329,307,093
Liabilities
Payable for:
Capital shares redeemed	3,439,867
Variation margin for futures contracts	893,550
Management services fees	75,484
Distribution and/or service fees	27,748
Transfer agent fees	239,475
Compensation of chief compliance officer	394
Compensation of board members	4,687
Other expenses	54,834
Deferred compensation of board members	426,360
Total liabilities	5,162,399
Net assets applicable to outstanding capital stock	$4,324,144,694
Represented by
Paid in capital	2,851,562,969
Total distributable earnings (loss)	1,472,581,725
Total - representing net assets applicable to outstanding capital stock	$4,324,144,694
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Disciplined Core Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
January 31, 2024 (Unaudited)
Class A
Net assets	$3,883,619,584
Shares outstanding	291,725,115
Net asset value per share	$13.31
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.12
Advisor Class
Net assets	$13,878,471
Shares outstanding	1,025,893
Net asset value per share	$13.53
Class C
Net assets	$25,922,202
Shares outstanding	2,012,933
Net asset value per share	$12.88
Institutional Class
Net assets	$310,605,304
Shares outstanding	23,118,093
Net asset value per share	$13.44
Institutional 2 Class
Net assets	$44,304,572
Shares outstanding	3,316,902
Net asset value per share	$13.36
Institutional 3 Class
Net assets	$44,027,460
Shares outstanding	3,272,861
Net asset value per share	$13.45
Class R
Net assets	$1,787,101
Shares outstanding	134,438
Net asset value per share	$13.29
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | Semiannual Report 2024
11

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$34,574,025
Dividends — affiliated issuers	1,845,358
Total income	36,419,383
Expenses:
Management services fees	13,131,325
Distribution and/or service fees
Class A	4,676,506
Class C	125,940
Class R	4,616
Transfer agent fees
Class A	1,257,751
Advisor Class	4,912
Class C	8,466
Institutional Class	98,399
Institutional 2 Class	11,706
Institutional 3 Class	1,458
Class R	621
Custodian fees	12,382
Printing and postage fees	99,968
Registration fees	67,794
Accounting services fees	15,581
Legal fees	32,906
Interest on collateral	1,381
Compensation of chief compliance officer	394
Compensation of board members	31,943
Deferred compensation of board members	36,418
Other	35,147
Total expenses	19,655,614
Expense reduction	(960)
Total net expenses	19,654,654
Net investment income	16,764,729
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	108,187,786
Investments — affiliated issuers	4,739
Futures contracts	3,104,485
Net realized gain	111,297,010
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	80,310,261
Investments — affiliated issuers	8,890
Futures contracts	(1,705,514)
Net change in unrealized appreciation (depreciation)	78,613,637
Net realized and unrealized gain	189,910,647
Net increase in net assets resulting from operations	$206,675,376
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Disciplined Core Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$16,764,729	$31,059,538
Net realized gain	111,297,010	130,644,176
Net change in unrealized appreciation (depreciation)	78,613,637	308,535,448
Net increase in net assets resulting from operations	206,675,376	470,239,162
Distributions to shareholders
Net investment income and net realized gains
Class A	(145,609,137)	(242,551,712)
Advisor Class	(570,831)	(737,867)
Class C	(837,179)	(1,679,126)
Institutional Class	(12,035,552)	(19,735,811)
Institutional 2 Class	(1,735,799)	(2,443,292)
Institutional 3 Class	(1,921,564)	(3,945,265)
Class R	(68,943)	(122,815)
Total distributions to shareholders	(162,779,005)	(271,215,888)
Decrease in net assets from capital stock activity	(22,378,183)	(141,838,629)
Total increase in net assets	21,518,188	57,184,645
Net assets at beginning of period	4,302,626,506	4,245,441,861
Net assets at end of period	$4,324,144,694	$4,302,626,506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,500,987	19,219,414	2,616,889	30,941,030
Distributions reinvested	11,377,322	143,923,119	21,323,200	239,672,770
Shares redeemed	(15,094,721)	(192,628,307)	(31,295,522)	(369,858,259)
Net decrease	(2,216,412)	(29,485,774)	(7,355,433)	(99,244,459)
Advisor Class
Shares sold	274,126	3,571,481	176,902	2,115,424
Distributions reinvested	44,309	569,365	64,407	734,886
Shares redeemed	(273,901)	(3,516,878)	(447,879)	(5,412,624)
Net increase (decrease)	44,534	623,968	(206,570)	(2,562,314)
Class C
Shares sold	171,232	2,122,596	296,287	3,408,151
Distributions reinvested	67,342	824,937	151,607	1,652,520
Shares redeemed	(265,600)	(3,297,405)	(900,734)	(10,321,849)
Net decrease	(27,026)	(349,872)	(452,840)	(5,261,178)
Institutional Class
Shares sold	2,643,150	33,984,242	4,199,531	50,092,237
Distributions reinvested	915,676	11,693,188	1,690,884	19,157,715
Shares redeemed	(2,968,595)	(38,309,116)	(7,790,036)	(92,993,358)
Net increase (decrease)	590,231	7,368,314	(1,899,621)	(23,743,406)
Institutional 2 Class
Shares sold	579,583	7,335,698	580,293	6,913,661
Distributions reinvested	134,927	1,712,225	213,471	2,405,812
Shares redeemed	(300,590)	(3,866,635)	(654,017)	(7,673,186)
Net increase	413,920	5,181,288	139,747	1,646,287
Institutional 3 Class
Shares sold	124,058	1,610,633	497,394	5,915,109
Distributions reinvested	148,470	1,897,444	341,312	3,870,474
Shares redeemed	(690,134)	(9,121,648)	(1,807,460)	(21,686,404)
Net decrease	(417,606)	(5,613,571)	(968,754)	(11,900,821)
Class R
Shares sold	7,448	95,347	26,213	308,341
Distributions reinvested	5,390	68,135	10,824	121,557
Shares redeemed	(20,050)	(266,018)	(97,082)	(1,202,636)
Net decrease	(7,212)	(102,536)	(60,045)	(772,738)
Total net decrease	(1,619,571)	(22,378,183)	(10,803,516)	(141,838,629)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Disciplined Core Fund  | Semiannual Report 2024

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Columbia Disciplined Core Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$13.18	0.05	0.59	0.64	(0.10)	(0.41)	(0.51)
Year Ended 7/31/2023	$12.59	0.09	1.33	1.42	(0.09)	(0.74)	(0.83)
Year Ended 7/31/2022	$15.64	0.09	(0.60)	(0.51)	(0.12)	(2.42)	(2.54)
Year Ended 7/31/2021	$12.09	0.12	4.07	4.19	(0.13)	(0.51)	(0.64)
Year Ended 7/31/2020	$12.26	0.14	0.90	1.04	(0.15)	(1.06)	(1.21)
Year Ended 7/31/2019	$12.76	0.14	0.27	0.41	(0.11)	(0.80)	(0.91)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$13.40	0.07	0.60	0.67	(0.13)	(0.41)	(0.54)
Year Ended 7/31/2023	$12.78	0.12	1.36	1.48	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.84	0.13	(0.62)	(0.49)	(0.15)	(2.42)	(2.57)
Year Ended 7/31/2021	$12.24	0.16	4.11	4.27	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.40	0.17	0.91	1.08	(0.18)	(1.06)	(1.24)
Year Ended 7/31/2019	$12.89	0.17	0.28	0.45	(0.14)	(0.80)	(0.94)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$12.72	0.00	0.58	0.58	(0.01)	(0.41)	(0.42)
Year Ended 7/31/2023	$12.18	0.00	1.28	1.28	—	(0.74)	(0.74)
Year Ended 7/31/2022	$15.20	(0.02)	(0.58)	(0.60)	(0.00)(e)	(2.42)	(2.42)
Year Ended 7/31/2021	$11.77	0.02	3.96	3.98	(0.04)	(0.51)	(0.55)
Year Ended 7/31/2020	$11.97	0.05	0.87	0.92	(0.06)	(1.06)	(1.12)
Year Ended 7/31/2019	$12.47	0.05	0.27	0.32	(0.02)	(0.80)	(0.82)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$13.31	0.07	0.60	0.67	(0.13)	(0.41)	(0.54)
Year Ended 7/31/2023	$12.71	0.12	1.34	1.46	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.76	0.13	(0.61)	(0.48)	(0.15)	(2.42)	(2.57)
Year Ended 7/31/2021	$12.18	0.15	4.10	4.25	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.34	0.17	0.91	1.08	(0.18)	(1.06)	(1.24)
Year Ended 7/31/2019	$12.84	0.17	0.27	0.44	(0.14)	(0.80)	(0.94)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$13.24	0.07	0.59	0.66	(0.13)	(0.41)	(0.54)
Year Ended 7/31/2023	$12.64	0.12	1.34	1.46	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.69	0.13	(0.60)	(0.47)	(0.16)	(2.42)	(2.58)
Year Ended 7/31/2021	$12.13	0.16	4.07	4.23	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.30	0.17	0.91	1.08	(0.19)	(1.06)	(1.25)
Year Ended 7/31/2019	$12.80	0.17	0.28	0.45	(0.15)	(0.80)	(0.95)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Disciplined Core Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$13.31	5.06%	0.97% (c)	0.97% (c),(d)	0.79%	24%	$3,883,620
Year Ended 7/31/2023	$13.18	12.41%	0.97% (c)	0.97% (c),(d)	0.76%	50%	$3,874,178
Year Ended 7/31/2022	$12.59	(5.00% )	0.95% (c)	0.95% (c),(d)	0.64%	48%	$3,792,747
Year Ended 7/31/2021	$15.64	35.98%	0.97% (c)	0.97% (c),(d)	0.88%	69%	$4,379,045
Year Ended 7/31/2020	$12.09	8.86%	0.98%	0.98% (d)	1.18%	65%	$3,530,283
Year Ended 7/31/2019	$12.26	4.01%	0.98%	0.98%	1.16%	75%	$3,602,298
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$13.53	5.22%	0.72% (c)	0.72% (c),(d)	1.03%	24%	$13,878
Year Ended 7/31/2023	$13.40	12.77%	0.72% (c)	0.72% (c),(d)	1.00%	50%	$13,148
Year Ended 7/31/2022	$12.78	(4.78% )	0.70% (c)	0.70% (c),(d)	0.89%	48%	$15,186
Year Ended 7/31/2021	$15.84	36.25%	0.72% (c)	0.72% (c),(d)	1.13%	69%	$18,382
Year Ended 7/31/2020	$12.24	9.11%	0.73%	0.73% (d)	1.44%	65%	$14,050
Year Ended 7/31/2019	$12.40	4.33%	0.74%	0.74%	1.38%	75%	$17,613
Class C
Six Months Ended 1/31/2024 (Unaudited)	$12.88	4.72%	1.72% (c)	1.72% (c),(d)	0.04%	24%	$25,922
Year Ended 7/31/2023	$12.72	11.57%	1.72% (c)	1.72% (c),(d)	0.01%	50%	$25,952
Year Ended 7/31/2022	$12.18	(5.69% )	1.70% (c)	1.70% (c),(d)	(0.11% )	48%	$30,361
Year Ended 7/31/2021	$15.20	34.98%	1.72% (c)	1.72% (c),(d)	0.13%	69%	$39,464
Year Ended 7/31/2020	$11.77	8.00%	1.73%	1.73% (d)	0.43%	65%	$41,003
Year Ended 7/31/2019	$11.97	3.23%	1.73%	1.73%	0.42%	75%	$50,697
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$13.44	5.25%	0.72% (c)	0.72% (c),(d)	1.04%	24%	$310,605
Year Ended 7/31/2023	$13.31	12.68%	0.72% (c)	0.72% (c),(d)	1.01%	50%	$299,864
Year Ended 7/31/2022	$12.71	(4.73% )	0.70% (c)	0.70% (c),(d)	0.89%	48%	$310,399
Year Ended 7/31/2021	$15.76	36.26%	0.72% (c)	0.72% (c),(d)	1.14%	69%	$350,842
Year Ended 7/31/2020	$12.18	9.16%	0.73%	0.73% (d)	1.43%	65%	$437,928
Year Ended 7/31/2019	$12.34	4.26%	0.74%	0.74%	1.42%	75%	$493,840
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$13.36	5.22%	0.71% (c)	0.71% (c)	1.04%	24%	$44,305
Year Ended 7/31/2023	$13.24	12.76%	0.71% (c)	0.71% (c)	1.02%	50%	$38,426
Year Ended 7/31/2022	$12.64	(4.74% )	0.70% (c)	0.70% (c)	0.89%	48%	$34,927
Year Ended 7/31/2021	$15.69	36.28%	0.70% (c)	0.70% (c)	1.15%	69%	$44,645
Year Ended 7/31/2020	$12.13	9.15%	0.70%	0.70%	1.50%	65%	$31,437
Year Ended 7/31/2019	$12.30	4.31%	0.70%	0.70%	1.44%	75%	$53,464
The accompanying Notes to Financial Statements are an integral part of this statement.
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17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$13.33	0.07	0.60	0.67	(0.14)	(0.41)	(0.55)
Year Ended 7/31/2023	$12.73	0.13	1.34	1.47	(0.13)	(0.74)	(0.87)
Year Ended 7/31/2022	$15.78	0.13	(0.60)	(0.47)	(0.16)	(2.42)	(2.58)
Year Ended 7/31/2021	$12.19	0.16	4.11	4.27	(0.17)	(0.51)	(0.68)
Year Ended 7/31/2020	$12.36	0.17	0.91	1.08	(0.19)	(1.06)	(1.25)
Year Ended 7/31/2019	$12.85	0.18	0.28	0.46	(0.15)	(0.80)	(0.95)
Class R
Six Months Ended 1/31/2024 (Unaudited)	$13.15	0.03	0.59	0.62	(0.07)	(0.41)	(0.48)
Year Ended 7/31/2023	$12.56	0.06	1.33	1.39	(0.06)	(0.74)	(0.80)
Year Ended 7/31/2022	$15.60	0.05	(0.59)	(0.54)	(0.08)	(2.42)	(2.50)
Year Ended 7/31/2021	$12.07	0.08	4.06	4.14	(0.10)	(0.51)	(0.61)
Year Ended 7/31/2020	$12.24	0.11	0.90	1.01	(0.12)	(1.06)	(1.18)
Year Ended 7/31/2019	$12.74	0.11	0.27	0.38	(0.08)	(0.80)	(0.88)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$13.45	5.23%	0.65% (c)	0.65% (c)	1.10%	24%	$44,027
Year Ended 7/31/2023	$13.33	12.74%	0.66% (c)	0.66% (c)	1.08%	50%	$49,196
Year Ended 7/31/2022	$12.73	(4.66% )	0.64% (c)	0.64% (c)	0.95%	48%	$59,290
Year Ended 7/31/2021	$15.78	36.41%	0.64% (c)	0.64% (c)	1.20%	69%	$71,539
Year Ended 7/31/2020	$12.19	9.15%	0.65%	0.65%	1.50%	65%	$380,482
Year Ended 7/31/2019	$12.36	4.43%	0.65%	0.65%	1.50%	75%	$280,889
Class R
Six Months Ended 1/31/2024 (Unaudited)	$13.29	4.90%	1.22% (c)	1.22% (c),(d)	0.54%	24%	$1,787
Year Ended 7/31/2023	$13.15	12.14%	1.22% (c)	1.22% (c),(d)	0.50%	50%	$1,862
Year Ended 7/31/2022	$12.56	(5.19% )	1.20% (c)	1.20% (c),(d)	0.39%	48%	$2,532
Year Ended 7/31/2021	$15.60	35.56%	1.22% (c)	1.22% (c),(d)	0.63%	69%	$2,915
Year Ended 7/31/2020	$12.07	8.62%	1.23%	1.23% (d)	0.94%	65%	$2,804
Year Ended 7/31/2019	$12.24	3.73%	1.23%	1.23%	0.92%	75%	$4,398
The accompanying Notes to Financial Statements are an integral part of this statement.
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19

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Disciplined Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund will be liquidated. For federal tax purposes, this liquidation will be treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
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Columbia Disciplined Core Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a
Columbia Disciplined Core Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
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Columbia Disciplined Core Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,550,259 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,104,485

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,705,514)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	76,663,560
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Disciplined Core Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
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Columbia Disciplined Core Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Disciplined Core Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $960.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,073,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	290,591
Class C	—	1.00 (b)	479

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
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Columbia Disciplined Core Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through Nov 30, 2024
Class A	0.97%
Advisor Class	0.72
Class C	1.72
Institutional Class	0.72
Institutional 2 Class	0.71
Institutional 3 Class	0.66
Class R	1.22
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,878,541,000	1,484,732,000	(78,722,000)	1,406,010,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Disciplined Core Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $978,214,401 and $1,162,171,849, respectively, for the six months ended January 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
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Columbia Disciplined Core Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 9. Significant risks
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 80.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia Disciplined Core Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Disciplined Core Fund  | Semiannual Report 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR177_07_P01_(03/24)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Treasurer,
Chief Accounting Officer, Principal Financial Officer and Senior Vice President

Date	March 22, 2024